As filed with the Securities and Exchange Commission on April 2, 2009
                                                  Commission File Nos. 333-86933
                                                                       811-09577

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 20            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21                           |X|

                                 --------------
                            JNLNY Separate Account II
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X_   on April 6, 2009, pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              PERSPECTIVE ADVISORS
                          FIXED AND VARIABLE ANNUITY(R)

                                    Issued by

           Jackson National Life Insurance Company of New York(R) and
                            JNLNY Separate Account II


                                  April 6, 2009


Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements. You should keep this prospectus on file for future reference.


To learn more about the Perspective Advisers Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated April 6, 2009, by calling Jackson National Life Insurance Company of New York ("Jackson of NY(SM)") at (800) 599-5651 or by writing Jackson of NY at: Jackson of NY Service Center, P.O. Box 30902, Lansing, Michigan 48909-8402. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

o     Individual single premium deferred annuity

o 2 guaranteed fixed account options that offer a minimum interest rate that is guaranteed by Jackson of NY (the "Guaranteed Fixed Account options"), as may be made available by us, or as may be otherwise limited by us

o     5 Guaranteed Minimum Withdrawal Benefit options

o Investment Divisions which purchase shares of the following mutual funds - all Class A shares (the "Funds"):

JNL Series Trust
----------------


JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund


JNL Variable Fund LLC
---------------------

JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management Dow(SM) Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund. The prospectuses for the Funds are attached to this prospectus.


In addition, the JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

----------------------------------------------------------------------------------------------------------------------
CURRENTLY OFFERED FUNDS                                PREVIOUSLY OFFERED FUNDS
----------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund       JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
----------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund     JNL/Lazard Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------


We offer other variable annuity products with different product features, benefits and charges.

The SEC has not approved or disapproved the Perspective Advisors Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

Effective September 16, 2002, Perspective Advisors Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts.


Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.


--------------------------------------------------------------------------------
        o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
               o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


KEY FACTS ................................................................     2

FEES AND EXPENSES TABLES .................................................     3

EXAMPLE ..................................................................     9

THE ANNUITY CONTRACT .....................................................     9

JACKSON OF NY ............................................................    10

THE GUARANTEED FIXED ACCOUNT .............................................    10

THE SEPARATE ACCOUNT .....................................................    10

INVESTMENT DIVISIONS .....................................................    11

CONTRACT CHARGES .........................................................    22

DISTRIBUTION OF CONTRACTS ................................................    28

PURCHASES ................................................................    30

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS .............................    31

TELEPHONE AND INTERNET TRANSACTIONS ......................................    32

ACCESS TO YOUR MONEY .....................................................    33

INCOME PAYMENTS (THE INCOME PHASE) .......................................    96

DEATH BENEFIT ............................................................    97

TAXES ....................................................................    99

OTHER INFORMATION ........................................................   102

PRIVACY POLICY ...........................................................   103

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .............   106

APPENDIX A (Trademarks, Services Marks, and Related Disclosures) .........   A-1

APPENDIX B (GMWB Prospectus Examples) ....................................   B-1

APPENDIX C (Broker-Dealer Support) .......................................   C-1

APPENDIX D (Accumulation Unit Values) ....................................   D-1

                                    KEY FACTS


     --------------------------------------------------------------------------------------------
     Questions: If you have any questions about your Contract, you may contact us at:

     Jackson of NY Service Center:              1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

          Mail Address:                         P.O. Box 30902, Lansing, MI 48909-8402

          Delivery Address:                     1 Corporate Way
                                                Lansing, MI 48951

     Jackson of NY IMG Service Center:          1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
     (for Contracts purchased through a bank
     or another financial institution)

          Mail Address:                         P.O. Box 33178, Detroit, MI 48232-5178

          Delivery Address:                     c/o Standard Federal Bank, Drawer 5178
                                                12425 Merriman Road, Livonia, MI 48150

     Home Office:                               2900 Westchester Avenue, Purchase, New York 10577
     --------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Annuity Contract    The single premium fixed and variable  annuity  Contract
                        offered by Jackson of NY provides a means for allocating
                        on a tax-deferred  basis for non-qualified  Contracts to
                        the Guaranteed Fixed Account of Jackson of NY, as may be
                        made available by us, or as may be otherwise  limited by
                        us,   and   investment    divisions   (the   "Investment
                        Divisions")(collectively,   the  "Allocation  Options").
                        There may be periods when we do not offer any Guaranteed
                        Fixed  Account  options,   or  impose  special  transfer
                        requirements  on the Guaranteed  Fixed Account  options.
                        The Contract is intended for retirement savings or other
                        long-term  investment  purposes and provides for a death
                        benefit and income options.
--------------------------------------------------------------------------------
Allocation Options      You can put money into any of the Allocation Options but
                        you may allocate your Contract  Value to no more than 18
                        Investment Divisions and the Guaranteed Fixed Account at
                        any one time.
--------------------------------------------------------------------------------
Expenses                The  Contract  has  insurance  features  and  investment
                        features, and there are costs related to each.

                        Jackson of NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge from your Contract.

                        If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance
                        (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges."


                        There are also investment charges which are expected to range, on an annual basis, from 0.57% to 2.63% of the average daily value of a Fund, depending on the Fund.


--------------------------------------------------------------------------------
Purchases               You can buy a Contract  for $25,000 or more.  You cannot
                        add subsequent premiums to your Contract. We reserve the
                        right to restrict availability or impose restrictions on
                        the  Guaranteed  Fixed Account  options.  We reserve the
                        right to refuse any premium payment. We expect to profit
                        from certain charges  assessed under the Contract (i.e.,
                        the mortality and expense risk charge).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Access to Your Money    During  the  accumulation  phase,  there are a number of
                        ways  to take  money  out of  your  Contract,  generally
                        subject to a charge or  adjustment.  You may have to pay
                        income tax and a tax penalty on any money you take out.
--------------------------------------------------------------------------------
Income Payments         You may  choose  to  receive  regular  income  from your
                        annuity.  During  the  income  phase,  you have the same
                        variable   allocation   options   you  had   during  the
                        accumulation phase.
--------------------------------------------------------------------------------
Death Benefit           If you die before moving to the income phase, the person
                        you have chosen as your Beneficiary will receive a death
                        benefit.
--------------------------------------------------------------------------------
Free Look               You may return your  Contract to the selling agent or to
                        Jackson of NY within 20 days after receiving it. Jackson
                        of NY will return the Contract  Value in the  Investment
                        Divisions  plus any fees and expenses  deducted from the
                        premium prior to allocation to the Investment  Divisions
                        plus the full  amount of premium  you  allocated  to the
                        Guaranteed Fixed Account, minus any withdrawals from the
                        Guaranteed Fixed Account. We will determine the Contract
                        Value  in the  Investment  Divisions  as of the date the
                        Contract  is  received  by Jackson of NY or the date you
                        return  it to the  selling  agent.  Jackson  of NY  will
                        return premium payments where required by law.
--------------------------------------------------------------------------------
Taxes                   Under the Internal  Revenue Code you generally  will not
                        be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

                            FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

--------------------------------------------------------------------------------

                         Owner Transaction Expenses(1)
                         --------------------------

Withdrawal Charge                                                           None

--------------------------------------------------------------------------------
Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).
--------------------------------------------------------------------------------

Transfer Charge(2) --
            Per transfer after 15 in a Contract Year                     $    25
--------------------------------------------------------------------------------

Expedited Delivery Charge(3)                                             $ 22.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1)   See "Contract Charges."

(2) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(3) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Interest rate adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

--------------------------------------------------------------------------------

                                Periodic Expenses
                                -----------------

Base Contract

Annual Contract Maintenance Charge                                        $  30

Separate Account Annual Expenses
      Annual percentage of average daily account value of
         Investment Divisions                                              1.50%

Mortality And Expense Risk Charge                                  1.35%

Administration Charge                                              0.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Separate Account Annual Expenses for Base Contract                   1.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Optional Endorsements - The following Guaranteed Minimum Withdrawal Benefit
(GMWB) optional endorsements are available under the Contract. You may select one from the grouping below.


----------------------------------------------------------------------------------------------------------------------------
 7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31,
   2008)("SafeGuard 7 Plus(SM)") (4)                                                                                  0.75%
 Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard Max(SM)")(5)             0.81%
 5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5(SM)")(6)                                             1.47%
 6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6(SM)")(7)                                             1.62%
 5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) ("MarketGuard 5(R)")(8)      0.51%
 5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
   2008)("LifeGuard Advantage(SM)")(9)                                                                                1.50%
 For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard
   Ascent (SM)")(10)                                                                                                  1.50%
 Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard
   Ascent With Joint Option")(11)                                                                                     1.71%
 For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB(SM)")(12)                 1.50%
 Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB With Joint
   Option(SM)")(13)                                                                                                   1.86%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

(4) The charge is monthly, currently 0.035% (0.42% annually) of the Guaranteed Withdrawal Balance (GWB), subject to a maximum annual charge of 0.75% as used in the Table. The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 35. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(5) The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 38. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(6) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 43. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(7) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 47. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(8) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 51.


(9) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

                 5% For Life GMWB With Bonus and Annual Step-Up
                 ----------------------------------------------
                 Annual Charge        Maximum         Current
                 ----------------------------------------------
                 Ages    45 - 49      1.02%/12        0.57%/12
                         50 - 54      1.17%/12        0.72%/12
                         55 - 59      1.50%/12        0.96%/12
                         60 - 64      1.50%/12        0.96%/12
                         65 - 69      1.50%/12        0.96%/12
                         70 - 74      0.90%/12        0.57%/12
                         75 - 80      0.66%/12        0.42%/12
                 ----------------------------------------------
                 Charge Basis                     GWB
                 ----------------------------------------------
                 Charge Frequency               Monthly


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 25. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 55.

(10) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract

      Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 26. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 61.

(11) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 26. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 68.

(12) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 27. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 75.

(13) The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 27. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 85.


The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

--------------------------------------------------------------------------------
                      Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses.)


                        -----------------------------
                                 Minimum: 0.57%

                                 Maximum: 2.63%
                        -----------------------------


More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC(R), the Funds' Adviser and Administrator, as well as the sub-advisers.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            ACQUIRED
                     Fund Operating Expenses                        MANAGEMENT    SERVICE                   FUND FEES      ANNUAL
 (As an annual percentage of the Fund's average daily net assets)   AND ADMIN     (12B-1)      OTHER           AND        OPERATING
                            FUND NAME                                FEE (A)        FEE     EXPENSES (B)   EXPENSES (C)   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 20                                             0.20%         0.00%      0.01%          0.80% (E)      1.01%
-----------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 35                                             0.20%         0.00%      0.01%          0.94% (E)      1.15%
-----------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 50                                             0.20%         0.00%      0.01%          1.10% (E)      1.31%
-----------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 65                                             0.20%         0.00%      0.01%          1.28% (E)      1.49%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Global Real Estate                                           0.86% (F)     0.20%      0.01%          0.01%          1.08%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM International Growth                                         0.82%         0.20%      0.01%          0.04%          1.07%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth                                             0.77%         0.20%      0.00%          0.01%          0.98%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Small Cap Growth                                             0.95%         0.20%      0.01%          0.01%          1.17%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced                                 0.80%         0.20%      0.01%          0.01%          1.02%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research                     0.88%         0.20%      0.01%          0.01%          1.10%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap                         1.10%         0.20%      0.01%          0.03%          1.34%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity                              0.78%         0.20%      0.01%          0.01%          1.00%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources                           0.83%         0.20%      0.01%          0.01%          1.05%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short                                         0.95% (F)     0.20%      0.41% (D)      0.01%          1.57%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity                                                0.75%         0.20%      0.01%          0.01%          0.97%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity                                            0.82%         0.20%      0.01%          0.01%          1.04%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy                             0.05%         0.00%      0.01%          1.07% (E)      1.13%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth                                 0.90%         0.20%      0.01%          0.01%          1.12%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Income                                        0.79%         0.20%      0.01%          0.01%          1.01%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares                                 0.85%         0.20%      0.03% (D)      0.01%          1.09%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value                               0.95%         0.20%      0.01%          0.01%          1.17%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond                                     0.69%         0.20%      0.01%          0.01%          0.91%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt                              0.90%         0.20%      0.01%          0.07%          1.18%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value                                      0.83%         0.20%      0.01%          0.01%          1.05%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond                                0.54%         0.20%      0.00%          0.02%          0.76%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Value                                     0.81%         0.20%      0.00%          0.00%          1.01%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth                                           0.80%         0.20%      0.02%          0.01%          1.03%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond                          0.55%         0.20%      0.01%          0.02%          0.78%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Emerging Markets                                          1.06%         0.20%      0.02%          0.01%          1.29%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity                                            0.82%         0.20%      0.00%          0.01%          1.03%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/M&G Global Basics                                                1.00%         0.20%      0.04%          0.03%          1.27%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/M&G Global Leaders                                               1.00%         0.20%      0.03%          0.03%          1.26%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management European 30                            0.57%         0.20%      0.07%          0.02%          0.86%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30                         0.57%         0.20%      0.05%          0.02%          0.84%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index                          0.38%         0.20%      0.02%          0.01%          0.61%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index                   0.39%         0.20%      0.02%          0.00%          0.61%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index                        0.39%         0.20%      0.02%          0.00%          0.61%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index                    0.44%         0.20%      0.01%          0.00%          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index                             0.40%         0.20%      0.01%          0.00%          0.61%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5                                0.05%         0.00%      0.01%          0.62% (E)      0.68%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10                                0.05%         0.00%      0.01%          0.63% (E)      0.69%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth                                        0.84%         0.20%      0.02%          0.00%          1.06%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan                                                1.05% (F)     0.20%      0.01%          0.05%          1.31%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PAM China-India                                                  1.10% (F)     0.20%      0.08%          0.08%          1.46%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Real Return                                                0.60%         0.20%      0.01%          0.00%          0.81%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond                                          0.60%         0.20%      0.01%          0.00%          0.81%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Core Equity                                          0.75%         0.20%      0.01%          0.00%          0.96%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America High Yield Bond                                      0.58%         0.20%      0.01%          0.03%          0.82%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value                                        0.85%         0.20%      0.01%          0.02%          1.08%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Small Cap Value                                      0.85%         0.20%      0.01%          0.02%          1.08%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Value Equity                                         0.65%         0.20%      0.01%          0.00%          0.86%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Red Rocks Listed Private Equity                                  1.00%         0.20%      0.02%          1.41%          2.63%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Select Balanced                                                  0.57%         0.20%      0.01%          0.01%          0.79%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Select Money Market                                              0.36%         0.20%      0.01%          0.00%          0.57%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Select Value                                                     0.63%         0.20%      0.00%          0.01%          0.84%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth                                 0.69%         0.20%      0.01%          0.01%          0.91%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth                                     0.81%         0.20%      0.01%          0.02%          1.04%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Value                                              0.75%         0.20%      0.01%          0.01%          0.97%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Conservative                                         0.18%         0.00%      0.01%          0.85% (E)      1.04%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate                                             0.17%         0.00%      0.01%          0.88% (E)      1.06%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth                                      0.15%         0.00%      0.01%          0.93% (E)      1.09%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            ACQUIRED
                     Fund Operating Expenses                        MANAGEMENT    SERVICE                   FUND FEES      ANNUAL
 (As an annual percentage of the Fund's average daily net assets)   AND ADMIN     (12B-1)      OTHER           AND        OPERATING
                            FUND NAME                                FEE (A)        FEE     EXPENSES (B)   EXPENSES (C)   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Growth                                               0.15%         0.00%      0.01%          0.97% (E)      1.13%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth                                    0.17%         0.00%      0.01%          0.98% (E)      1.16%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement Income                                            0.18%         0.00%      0.01%          0.88% (E)      1.07%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2015                                              0.18%         0.00%      0.01%          0.93% (E)      1.12%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2020                                              0.18%         0.00%      0.01%          0.95% (E)      1.14%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2025                                              0.18%         0.00%      0.01%          0.97% (E)      1.16%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate                                         0.18%         0.00%      0.01%          0.66% (E)      0.85%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth                                  0.18%         0.00%      0.01%          0.66% (E)      0.85%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Growth                                           0.18%         0.00%      0.01%          0.65% (E)      0.84%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Competitive Advantage                                        0.50%         0.20%      0.01%          0.00%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth                                     0.50%         0.20%      0.01%          0.00%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Intrinsic Value                                              0.50%         0.20%      0.01%          0.00%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Total Yield                                                  0.50%         0.20%      0.01%          0.01%          0.72%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4                                                            0.05%         0.00%      0.01%          0.72% (E)      0.78%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25                           0.48% (F)     0.20%      0.05%          0.00%          0.73%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30                       0.43%         0.20%      0.16%          0.00%          0.79%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend                       0.44% (F)     0.20%      0.03%          0.00%          0.67%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24                              0.49% (F)     0.20%      0.02%          0.00%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25                                     0.44%         0.20%      0.01%          0.00%          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap                       0.44%         0.20%      0.01%          0.00%          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5                                  0.42%         0.20%      0.02%          0.00%          0.64%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP                                    0.44% (F)     0.20%      0.04%          0.00%          0.68%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5                        0.44%         0.20%      0.06%          0.00%          0.70%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60                         0.49% (F)     0.20%      0.01%          0.01%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25               0.53% (F)     0.20%      0.05%          0.00%          0.78%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector                  0.49% (F)     0.20%      0.04%          0.00%          0.73%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector                 0.49% (F)     0.20%      0.03%          0.00%          0.72%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector                       0.48% (F)     0.20%      0.03%          0.00%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector                      0.46% (F)     0.20%      0.03%          0.00%          0.69%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector                       0.44%         0.20%      0.03%          0.00%          0.67%
-----------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector                      0.48% (F)     0.20%      0.03%          0.00%          0.71%
-----------------------------------------------------------------------------------------------------------------------------------

(A)   Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,  the
      Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

      The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital
      Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

      The JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital
      Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

      The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

      All other Funds pay an administrative fee of 0.10%.

      The Management and  Administrative  Fee and the Annual Operating  Expenses
      columns  in  this  table   reflect  the   inclusion   of  the   applicable
      administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

(D) Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

(E) Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

(F)   The management/administrative fee reflects a contract amendment.


                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge.

The following example includes maximum Fund fees and expenses and the cost if you select the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:


                  1 year     3 years     5 years     10 years

                   $ 611     $ 1,813     $ 2,988      $ 5,808


If you annuitize at the end of the applicable time period:


                  1 year     3 years     5 years     10 years

                   $ 611     $ 1,813     $ 2,988      $ 5,808


If you do not surrender your Contract:


                  1 year     3 years     5 years     10 years

                   $ 611     $ 1,813     $ 2,988      $ 5,808


The example does not represent past or future expenses. Your actual costs may be higher or lower.

Condensed Financial Information. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson of NY is a Contract between you, the Owner, and Jackson of NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers Guaranteed Fixed Account options, as may be made available by us, or as may be otherwise limited by us. The Guaranteed Fixed Account options each offer a minimum interest rate that is guaranteed by Jackson of NY for the duration of the Guaranteed Fixed Account period. While your money is in a Guaranteed Fixed Account, the interest your money earns and your principal are guaranteed by Jackson of NY. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the Guaranteed Fixed Account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The Owner (or the joint Owner) can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date but Jackson of NY will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

The Contract is a single premium fixed and variable deferred annuity Contract. This prospectus provides a description of the materials rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson of NY is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson of NY issues and administers the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact Jackson of NY's Annuity Service Center for more information.

                          THE GUARANTEED FIXED ACCOUNT

If you select a Guaranteed Fixed Account option, your money will be placed with Jackson of NY's other assets. The Guaranteed Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Guaranteed Fixed Account options. Disclosures regarding the Guaranteed Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available Guaranteed Fixed Account options, as supplemented by our administrative requirements relating to transfers. Both the availability of the Guaranteed Fixed Account options, and transfers into and out of the Guaranteed Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the Jackson of NY registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account II was established by Jackson of NY on November 10, 1998, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson of NY and the obligations under the Contracts are obligations of Jackson of NY. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson of NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson of NY may issue.

The Separate Account is divided into Investment Divisions. Jackson of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Allocation Options, which includes the Guaranteed Fixed Account, at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                JNL Institutional Alt 20
                JNL Institutional Alt 35
                JNL Institutional Alt 50
                JNL Institutional Alt 65
                JNL/Franklin Templeton Founding Strategy
                JNL/Mellon Capital Management Index 5
                JNL/Mellon Capital Management 10 x 10
                JNL/S&P Managed Conservative
                JNL/S&P Managed Moderate
                JNL/S&P Managed Moderate Growth
                JNL/S&P Managed Growth
                JNL/S&P Managed Aggressive Growth
                JNL/S&P Retirement Income
                JNL/S&P Retirement 2015
                JNL/S&P Retirement 2020
                JNL/S&P Retirement 2025
                JNL/S&P Disciplined Moderate
                JNL/S&P Disciplined Moderate Growth
                JNL/S&P Disciplined Growth
                JNL/S&P 4


The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------


JNL Institutional Alt 20 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL Institutional Alt 35 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL Institutional Alt 50 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL Institutional Alt 65 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

            Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.


--------------------------------------------------------------------------------
JNL/AIM International Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


            Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.


--------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.


--------------------------------------------------------------------------------
JNL/AIM Small Cap Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

            Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.


--------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund

      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
      (sub-sub-adviser))

            Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

            Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/Eagle Core Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth Fund
      Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

            Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).


--------------------------------------------------------------------------------
JNL/Franklin Templeton Income Fund
      Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)


            Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares Fund
      Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

            Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value Fund
      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

            Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

            Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


--------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMorgan International Value Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and
            (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------
JNL/Lazard Emerging Markets Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/M&G Global Basics Fund
      Jackson National Asset Management, LLC (and M&G Investment Management Limited)

            Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G Global Leaders Fund
      Jackson National Asset Management, LLC (and M&G Investment Management Limited)

            Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management European 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5 Fund
      Jackson National Asset Management, LLC


            Seeks to achieve its objective by initially allocating in the following Funds:

            o     20% in the JNL/Mellon Capital Management S&P 500 Index Fund;

            o     20% in the JNL/Mellon Capital Management S&P 400 MidCap Index
                  Fund;

            o     20% in the JNL/Mellon Capital Management Small Cap Index Fund;

            o 20% in the JNL/Mellon Capital Management International Index Fund; and

            o     20% in the JNL/Mellon Capital Management Bond Index Fund.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10 Fund
      Jackson National Asset Management, LLC


            Seeks to achieve its objective by initially allocating in the following Funds:

            o 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and

            o 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Fund

      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


            Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the
            (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.


--------------------------------------------------------------------------------
JNL/PAM China-India Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


            Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.


--------------------------------------------------------------------------------
JNL/PIMCO Real Return Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


--------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


--------------------------------------------------------------------------------
JNL/PPM America Core Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM America High Yield Bond Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


--------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM America Small Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM America Value Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund
      Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

            Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
JNL/Select Balanced Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/Select Money Market Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/Select Value Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Value Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.


--------------------------------------------------------------------------------
JNL/S&P Managed Conservative Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Managed Moderate Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Managed Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.


            Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Retirement Income Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

            Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2015 Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

            Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2020 Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.


            Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to

            Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2025 Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

            Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

            Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Competitive Advantage Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P Intrinsic Value Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P Total Yield Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

            o     25% in JNL/S&P Competitive Advantage Fund; and

            o     25% in JNL/S&P Dividend Income & Growth Fund; and

            o     25% in JNL/S&P Intrinsic Value Fund; and

            o     25% in JNL/S&P Total Yield Fund.
--------------------------------------------------------------------------------

About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically, any GMWB.

Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits; and (ii) an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM). The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

            o     20% in the Dow(SM) 10 Strategy, a dividend yielding strategy;

            o 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;

            o     20% in the Global 15 Strategy, a dividend yielding strategy;

            o     20% in the 25 Strategy, a dividend yielding strategy and

            o 20% in the Select Small-Cap Strategy, a small capitalization strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:


            o     The Dow(SM) Dividend Strategy;


            o     The European 20 Strategy;

            o     The Nasdaq(R) 25 Strategy;

            o     The S&P 24 Strategy;

            o     The Select Small-Cap Strategy; and

            o     The Value Line(R) 30 Strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


            o     25% in the Nasdaq(R) 25 Strategy;

            o     25% in the Value Line(R) 30 Strategy;

            o     24% in the European 20 Strategy;

            o     14% in the Global 15 Strategy; and

            o     12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Funds' investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30902, Lansing, Michigan 48909-8402 or by visiting www.jackson.com.


Voting Rights. To the extent required by law, Jackson of NY will obtain from you and other Owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson of NY receives instructions, we will vote all the shares Jackson of NY owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. Jackson of NY may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC and the New York Insurance Department. Jackson of NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day as part of our calculation of the value of the Accumulation Units and annuity units, Jackson of NY makes a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.35% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson of NY assumes arise from our obligations under the Contracts:

      o to make income payments for the life of the Annuitant during the income phase; and

      o     to provide a standard death benefit prior to the Income Date.

The expense risk that Jackson of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the guaranteed fixed account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Annual Contract Maintenance Charge. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date. If you make a complete withdrawal from your Contract, the full annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from Contract Value based on your allocations to the Investment Divisions and the Guaranteed Fixed Account.

Currently, Jackson of NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson of NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson of NY may waive the transfer fee in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

            o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

            o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge. If you select the 7% Guaranteed Minimum Withdrawal Benefit, you will pay 0.035% of the GWB each Contract month (0.42% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 35.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 38.)

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 35. Also see "Guaranteed Minimum Withdrawal Benefit

Important Special Considerations "beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge ("SafeGuard Max"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 38.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.81% annually.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 38. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 43. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 46.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract month (0.21% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 43. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 47. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 50.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 47. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge. If you select the 5% GMWB without Step-Up, you will pay 0.0175% of the GWB each Contract month (0.21% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 51.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 54.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 51. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 55. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                     Annual Charge      Maximum    Current
                     --------------------------------------
                     Ages   45 - 49     1.02%/12   0.57%/12
                            50 - 54     1.17%/12   0.72%/12
                            55 - 59     1.50%/12   0.96%/12
                            60 - 64     1.50%/12   0.96%/12
                            65 - 69     1.50%/12   0.96%/12
                            70 - 74     0.90%/12   0.57%/12
                            75 - 80     0.66%/12   0.42%/12
                     --------------------------------------
                     Charge Basis               GWB
                     --------------------------------------
                     Charge Frequency         Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 60.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a Step-Up (not on Step-Ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 55. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 55. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract month (0.96% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 61.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 67.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.50% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the

GWB each Contract month (1.17% annually), which we will waive at the end of a Contract month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 68.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 74.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up that you request (not on Step-Ups that are automatic) - subject to a maximum charge of 1.71% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 68. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 75. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 84.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 75. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 75. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 85. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 95.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 85. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 85. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


Other Expenses. Jackson of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. Jackson of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (JNLD), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson(SM)"), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

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

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

                    A.G. Edwards & Sons, Inc.
                    Centaurus Financial, Inc.
                    Commonwealth Financial Network
                    FSC Securities Corporation
                    Hantz Financial Services, Inc.
                    Intersecurities, Inc.
                    Invest Financial Corporation
                    Investment Centers of America, Inc.
                    Lincoln Financial Securities Corporation
                    LPL Financial Corporation
                    National Planning Corporation
                    Next Financial Group, Inc.
                    Raymond James & Associates, Inc.
                    Royal Alliance Associates, Inc.
                    Securities America, Inc.
                    SII Investments, Inc.
                    UBS Financial Services, Inc.
                    Wachovia Securities LLC
                    WaMu Investments, Inc.
                    Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

      o     National Planning Corporation,

      o     SII Investments, Inc.,

      o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

      o     Investment Centers of America, Inc., and

      o     Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

Minimum Premium:

The Contract is a single premium Contract, which means that you cannot add additional premiums to this Contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.

There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account options. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

Allocations of Premium. When you purchase a Contract, Jackson of NY will allocate your premiums to one or more of the Guaranteed Fixed Account and Investment Divisions. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a Guaranteed Fixed Account or Investment Division is $100.

You may not allocate your Contract Value to more than 18 Investment Divisions and the Guaranteed Fixed Account at any one time.

Jackson of NY will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information required by us for the purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson of NY is unable to complete this process within five business days, we will return your money.

The Jackson of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. Jackson of NY offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson of NY will allocate part of the premium to the Guaranteed Fixed Account you select so that such part, based on that Guaranteed Fixed Account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end

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

of that period will not equal the original premium. This program is available only if the Guaranteed Fixed Account options are available. You should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions. In order to keep track of the value of your Contract during the accumulation phase, Jackson of NY uses a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day Jackson of NY determines the value of an Accumulation Unit for each of the Investment Divisions by:

      1. determining the total amount of assets held in the particular Investment Division;

      2. subtracting any asset-based charges and taxes chargeable under the Contract, and;

      3.    dividing this amount by the number of outstanding Accumulation
            Units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, Jackson of NY credits your Contract with Accumulation Units. The number of Accumulation Units credited is determined at the close of Jackson of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Account will be subject to any applicable interest rate adjustment. There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Guaranteed Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

      o     limiting the number of transfers over a period of time;

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

      o     requiring a minimum time period between each transfer;

      o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

      o     limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


The Basics. You can request certain transactions by telephone or at www.jackson.com, Jackson of NY's Internet website, subject to Jackson of NY's right to terminate electronic or telephone transfer privileges, as described above. Jackson of NY's Customer Service representatives are available during business hours to provide you with information about your account. Jackson of NY requires that you provide proper identification before performing transactions over the telephone or through Jackson of NY's Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.


What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to Jackson of NY in an application, at Jackson of NY's website, or through other means will authorize Jackson of NY to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify Jackson of NY to the contrary. To notify Jackson of NY, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

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Transfer instructions you send electronically are considered to be received by
Jackson of NY at the time and date stated on the electronic acknowledgement Jackson of NY returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson of NY will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Jackson of NY's procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Jackson of NY's procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson of NY and Jackson of NY's affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if Jackson of NY fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, Jackson of NY may be held liable for such losses.

Jackson of NY does not guarantee access to telephonic and electronic information or that Jackson of NY will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson of NY also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson of NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

      o     by making either a partial or complete withdrawal,

      o     by electing the systematic withdrawal program,

      o     by electing a Guaranteed Minimum Withdrawal Benefit, or

      o     by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge and charges under any optional endorsement.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract value to less than $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing. Jackson of NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contract information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 99.


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Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The Step-Up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a Step-Up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a Step-Up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:


      o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 85.)


      o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 100 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o     7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

            With a Step-Up -
            --------------

            --------------------------------------------------------------------
            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  o     7% of the new GWB; Or

                  o     The GAWA before the Step-Up.
            --------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "Step-Up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "Step-Up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "Step-Up" must follow the "Step-Up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion. You may convert this 7% GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

                  o     The Owner's (or any joint Owner's) death;

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for

Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                            Ages               GAWA Percentage
                         ---------------------------------------
                           0 - 74                    7%
                          75 - 79                    8%
                          80 - 84                    9%
                            85+                     10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA is recalculated, equaling the lesser of:

            o     The GAWA before the withdrawal; Or

            o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o     The GAWA before the withdrawal; Or

            o     The GWB after the withdrawal; Or

            o The GAWA percentage multiplied by the Contract Value after the withdrawal.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value (subject to a $5 million maximum).

      If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA is recalculated, equaling the lesser of:

            o     The GAWA before the payment; Or

            o     The GWB after the payment.
      --------------------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 98.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            o The first date both the GWB and the Contract Value equals zero; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

      o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

      o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

      o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

      o     the total amount of the current partial withdrawal, or

      o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o     5% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before Step-Up, and GAWA becomes the greater of 5% of the new GWB or GAWA before Step-Up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between Step-Ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "Step-Up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion. You may convert this 5% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For

Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "Step-Up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

      o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

      o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

      o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

      o     the total amount of the current partial withdrawal, or

      o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o     6% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before Step-Up, and GAWA becomes the greater of 6% of the new GWB or GAWA before Step-Up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between Step-Ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "Step-Up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

Conversion. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the

Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      o     the Contract Value after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal; or

      o     5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

Conversion. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o     The greater of the GWB before the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o     5% of the Contract Value after the withdrawal; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.

      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  o     Upon the Owner's death, the For Life Guarantee is void.

                  o Only the GWB is payable while there is value to it (until depleted).

                  o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  o Contract Anniversaries will continue to be based on the Contract's Issue Date.

      o     Continue the Contract without this GMWB (GMWB is terminated).

      o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 98.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o     Conversion of this GMWB (if conversion is permitted);

      o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

      o     How the bonus is calculated;

      o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

      o     For how long the bonus is available; and

      o     When and what happens when the bonus is applied to the GWB.

                 ---------------------------------------------------------------
                  The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                        o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                        o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                    o     All withdrawals count, including:
                                          systematic withdrawals; RMDs for
                                          certain tax-qualified Contracts; and
                                          withdrawals of asset allocation and
                                          advisory fees.

                                    o     A withdrawal in a Contract Year during
                                          the Bonus Period (defined below)
                                          precludes a bonus for that Contract
                                          Year.

                        o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                        o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

                  The Bonus Base can never be more than $5 million.

                  The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                        o The tenth Contract Anniversary after the effective date of the endorsement;

                        o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                        o     The date Contract Value is zero.

                  Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

                  The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied. When the bonus is applied:

                        o The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.

                        o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

                  Applying the bonus to the GWB does not affect the Bonus Base.
                 ---------------------------------------------------------------

Conversion. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract prior to December 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Also, depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your 5% for Life GMWB With Bonus and Annual Step-Up.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

            o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                        For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

      Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

            When this GMWB is added to the Contract on the Issue Date -
            ---------------------------------------------------------

            --------------------------------------------------------------------
            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

            The For Life Guarantee becomes effective on the Contract Issue Date.
            --------------------------------------------------------------------

            When this GMWB is added to the Contract on any Contract
            -------------------------------------------------------
            Anniversary -
            -----------

            --------------------------------------------------------------------
            The GWB equals Contract Value.

            The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

            The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
            --------------------------------------------------------------------

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                                Ages      GAWA Percentage
                             ------------------------------
                               45 - 59           4%
                               60 - 74           5%
                               75 - 84           6%
                                 85+             7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, is less than or equal to the greater of the GAWA or
            ------------------------------------------------------------------
            RMD, as applicable -
            ------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the withdrawal less the withdrawal; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged while the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
            --------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, exceeds the greater of the GAWA or RMD, as
            ---------------------------------------------------------
            applicable -
            ----------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the lesser of:

                  o     Contract Value after the withdrawal; Or

                  o The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  o The GAWA percentage multiplied by the Contract Value after the withdrawal; Or

                  o The GAWA percentage multiplied by the GWB after the withdrawal.
            --------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

            With a Step-Up -
            --------------

            --------------------------------------------------------------------
            The GWB equals Contract Value (subject to a $5 million maximum).

            If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

                  o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

                  o The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation.

            If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                  o     The GAWA percentage multiplied by the new GWB, Or

                  o     The GAWA prior to Step-Up.
            --------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

            After each payment when the Contract Value is zero -
            --------------------------------------------------

            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the payment less the payment; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
            --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                              o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 98.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o     Conversion of this GMWB (if conversion is permitted);

      o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

            When this GMWB is added to the Contract on the Issue Date -
            ---------------------------------------------------------

            --------------------------------------------------------------------
            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

            The For Life Guarantee becomes effective on the Contract Issue Date.
            --------------------------------------------------------------------

            When this GMWB is added to the Contract on any Contract
            -------------------------------------------------------
            Anniversary -
            -----------

            --------------------------------------------------------------------
            The GWB equals Contract Value.

            The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

            The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
            --------------------------------------------------------------------

Premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date (see Example 1 in Appendix B). The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                            Ages               GAWA Percentage
                          --------------------------------------
                          45 - 59                    4%
                          60 - 74                    5%
                          75 - 84                    6%
                            85+                      7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, is less than or equal to the greater of the GAWA or
            ------------------------------------------------------------------
            RMD, as applicable -
            ------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the withdrawal less the withdrawal; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged while the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
            --------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, exceeds the greater of the GAWA or RMD, as
            ---------------------------------------------------------
            applicable -
            ----------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the lesser of:

                  o     Contract Value after the withdrawal; Or

                  o The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  o The GAWA percentage multiplied by the Contract Value after the withdrawal; Or

                  o The GAWA percentage multiplied by the GWB after the withdrawal.
            --------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

            With each subsequent premium payment on the Contract -
            ----------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

                  o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

                  o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
            --------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

            With a Step-Up -
            --------------

            --------------------------------------------------------------------
            The GWB equals Contract Value (subject to a $5 million maximum).

            If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

                  o The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

            If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                  o     The GAWA percentage multiplied by the new GWB, Or

                  o     The GAWA prior to Step-Up.
            --------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 68 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

            After each payment when the Contract Value is zero -
            --------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the payment less the payment; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
            --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                    If the surviving spouse is not a Covered
                                    Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                              o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                              o Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                              o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                              o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                              o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                              o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

                  o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                  o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 98.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o     Conversion of this GMWB (if conversion is permitted);

      o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

      o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the

      Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

                  o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                              If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                              The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

            When this GMWB is added to the Contract on the Issue Date -
            ---------------------------------------------------------

            --------------------------------------------------------------------
            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
            --------------------------------------------------------------------

            When this GMWB is added to the Contract on any Contract
            -------------------------------------------------------
            Anniversary -
            -----------

            --------------------------------------------------------------------
            The GWB equals Contract Value.

            The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
            --------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

                          Ages             GAWA Percentage
                        ----------------------------------
                        45 - 62                  4%
                        63 - 74                  5%
                        75 - 80                  6%
                          81+                    7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

                          Ages             GAWA Percentage
                        ----------------------------------
                        45 - 74                  5%
                        75 - 80                  6%
                          81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, is less than or equal to the greater of the GAWA or
            ------------------------------------------------------------------
            RMD, as applicable -
            ------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the withdrawal less the withdrawal; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged while the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
            --------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, exceeds the greater of the GAWA or RMD, as
            ---------------------------------------------------------
            applicable -
            ----------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

                  o     Zero.

            The GAWA is recalculated as follows:

                  o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

                  o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                              o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                              o     The GWB after the withdrawal.
            --------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

                  o The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

                  o The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

                  o On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                  o With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

                  o With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix B for an illustration of this GWB adjustment provision.)

Premiums.

            With each subsequent premium payment on the Contract -
            ----------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

                  o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

                  o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
            --------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

            With a Step-Up -
            --------------

            --------------------------------------------------------------------
            The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

            If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

                  o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

                  o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

            For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                  o     The GAWA percentage multiplied by the new GWB, Or

                  o     The GAWA prior to Step-Up.
            --------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, is less than or equal to the greater of the GAWA or
            ------------------------------------------------------------------
            RMD, as applicable -
            ------------------

            --------------------------------------------------------------------
            The quarterly adjusted Contract Value is equal to the greater of:

                  o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

                  o     Zero.
            --------------------------------------------------------------------

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, exceeds the greater of the GAWA or RMD, as
            ---------------------------------------------------------
            applicable -
            ----------

            --------------------------------------------------------------------
            The quarterly adjusted Contract Value is equal to the greater of:

                  o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

                  o     Zero.
            --------------------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE
NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of

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

$5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

            After each payment when the Contract Value is zero -
            --------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the payment less the payment; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
            --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o     The GWB adjustment provision is void.

                              o     Step-Ups will continue as permitted in
                                    accordance with the Step-Up rules above.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                              o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                  o Continue the Contract without this GMWB (GMWB is terminated).

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

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 98.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                              In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

            --------------------------------------------------------------
            The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o     All withdrawals count, including:
                                    systematic withdrawals; RMDs for
                                    certain tax-qualified Contracts;
                                    withdrawals of asset allocation and
                                    advisory fees; and free withdrawals
                                    under the Contract.

                              o     A withdrawal in a Contract Year during
                                    the Bonus Period (defined below)
                                    precludes a bonus for that Contract
                                    Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o The GWB is recalculated, increasing by 7% of the Bonus Base.

                  o If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

            The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

            The Bonus Period ends on the earlier of:
            --------------------------------------------------------------

            --------------------------------------------------------------
                  o The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

                  o     The date the Contract Value is zero.

            The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

            The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

            If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                  o     The date Contract Value is zero.

            If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
            --------------------------------------------------------------

Conversion. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract before October 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA%, a lower age at which the "For Life Guarantee" becomes effective, and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), a lower age at which the "For Life Guarantee" becomes effective, and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally, when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your For Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

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


                  If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.


                  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

            When this GMWB is added to the Contract on the Issue Date -
            ---------------------------------------------------------

            --------------------------------------------------------------------
            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
            --------------------------------------------------------------------

            When this GMWB is added to the Contract on any Contract
            -------------------------------------------------------
            Anniversary -
            -----------

            --------------------------------------------------------------------
            The GWB equals Contract Value.

            The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
            --------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

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

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

                                Ages      GAWA Percentage
                              ----------------------------
                               45 - 62          4%
                               63 - 74          5%
                               75 - 80          6%
                                 81+            7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

                                Ages      GAWA Percentage
                              ----------------------------
                               45 - 74          5%
                               75 - 80          6%
                                 81+            7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, is less than or equal to the greater of the GAWA or
            ------------------------------------------------------------------
            RMD, as applicable -
            ------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the withdrawal less the withdrawal; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged while the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
            --------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, exceeds the greater of the GAWA or RMD, as
            ---------------------------------------------------------
            applicable -
            ----------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

                  o     Zero.

            The GAWA is recalculated as follows:

                  o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

                  o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                              o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                              o     The GWB after the withdrawal.
            --------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any charges and adjustments. Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account option may be subject to an interest rate adjustment.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 99


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

                  o The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

                  o The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

                  o On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                  o With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

                  o With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix B for an illustration of this GWB adjustment provision.)

Premiums.

            With each subsequent premium payment on the Contract -
            ----------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

                  o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

                  o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
            --------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

      If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

      For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly

Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, is less than or equal to the greater of the GAWA or
            ------------------------------------------------------------------
            RMD, as applicable -
            ------------------

            --------------------------------------------------------------------
            The quarterly adjusted Contract Value is equal to the greater of:

                  o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

                  o     Zero.
            --------------------------------------------------------------------

            When a withdrawal, plus all prior withdrawals in the current
            ------------------------------------------------------------
            Contract Year, exceeds the greater of the GAWA or RMD, as
            ---------------------------------------------------------
            applicable -
            ----------

            --------------------------------------------------------------------
            The quarterly adjusted Contract Value is equal to the greater of:

                  o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

                  o     Zero.
           ---------------------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE
NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 85 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

            After each payment when the Contract Value is zero -
            --------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the payment less the payment; Or

                  o     Zero.

            The GAWA:

                  o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
            --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                    If the surviving spouse is not a Covered
                                    Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                              o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                              o If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

                                    If the surviving spouse it not a Covered
                                    Life, the GWB adjustment is null and void.

                              o     Step-Ups will continue as permitted in
                                    accordance with the Step-Up rules above.

                              o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                              o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                              o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                              o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

                  o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                  o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 98.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                              In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                  o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 34 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

            --------------------------------------------------------------------
            The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)
            --------------------------------------------------------------------

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            --------------------------------------------------------------------
                  o If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

            The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

            The Bonus Period ends on the earlier of:

                  o The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                  o     The date the Contract Value is zero.

            The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

            The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

            If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

                  o     The date Contract Value is zero.

            If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
            --------------------------------------------------------------------

Conversion. If this GMWB was added to your Contract before October 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA%, a lower age at which the "For Life Guarantee" becomes effective, and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB with Joint Option will be the same as that currently charged for this Joint For Life GMWB With Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

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There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint
For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), a lower age at which the "For Life Guarantee" becomes effective, and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group
(the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to an interest rate adjustment.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

      a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      b) under applicable SEC rules, trading on the New York Stock Exchange is restricted;

      c) under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

      d)    the SEC, by order, may permit for the protection of Contract Owners.

Jackson of NY has reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.


You can change the Income Date or income option at least 7 days before the Income Date. You must give us written notice at least 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.


At the Income Date, you can choose whether payments will come from the Guaranteed Fixed Account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the guaranteed fixed and variable options that were in place on the Income Date.

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You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson of NY may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, Jackson of NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

      1. the value of your Contract in the Investment Division(s) on the Income Date;

      2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

      3.    the performance of the Investment Divisions you selected.

Jackson of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The Annuitant is the person whose life we look to when we make income payments. The following income options are available:

Option 1 - Life Income. This income option provides monthly payments for the Annuitant's life.

Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for the Annuitant's life and for the life of another person.

Option 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - Other income options may be made available by Jackson of NY.

No withdrawals are permitted during the income phase under an income option that is life contingent.

                                  DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan Annuity Service Center.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.

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Death of Owner Before the Income Date. If you or any joint Owner dies before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies, unless the joint Owner is the deceased Owner's spouse who elects to continue the Contract. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Jackson of NY may limit permissible joint Owners to spouses.

The death benefit is the greater of:

      1. the Contract Value at the end of the business day when we receive proof of death and a payment election at our Annuity Service Center, or

      2. the total premiums paid prior to the death of the Owner, minus any withdrawals, charges, fees and premium taxes incurred, or

      3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the Contract Value on the first day of each Contract Year, less any withdrawals since that anniversary.

The death benefit can be paid under one of the following death benefit options:

      o     single lump sum payment; or

      o     payment of entire death benefit within 5 years of the date of death;
            or

      o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date Jackson of NY receives proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson of NY will pay the death benefit within 7 days. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract, and its optional benefits, remains the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

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If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner die on or after the Income Date, and the Owner is not an Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

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The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to your Beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a Beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.


Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


Death Benefits. None of the death benefits paid under the Contract are taxable to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

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Assignment. An assignment of a Contract will generally be a taxable event.
Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson of NY believes that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 92 Investment Divisions and at least one Guaranteed Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                  (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

                  (b)   a required minimum distribution;

                  (c)   a hardship withdrawal; or

                  (d)   the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called

"Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other Guaranteed Fixed Account options from the one-year Guaranteed Fixed Account or any of the other Investment Divisions. If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Guaranteed Fixed Account option, if currently available, and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have Jackson of NY automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Jackson of NY does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your Contract to the selling agent or to Jackson of NY within 20 days after receiving it. Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account (if available). We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson of NY will return premium payments where required by law.

Advertising. From time to time, Jackson of NY may advertise several types of performance for the Investment Divisions.

      o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

      o Standardized average annual total return is calculated in accordance with SEC guidelines.

      o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

      o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge. The deduction of the annual contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson of NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson of NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson of NY is a party.


Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

      o     Information we receive from you on applications or other forms;

      o     Information about your transactions with us;

      o     Information we receive from a consumer reporting agency;

      o Information we obtain from others in the process of verifying information you provide us; and

      o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

            --------------------------------------------------------------------
            Questions. If you have questions about your Contract, you may call or write to us at:
            --------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------
      Jackson of NY Service Center:                                 1 (800) 599-5651 (8 a.m. to 8:00 p.m. ET)
                                                                    P.O. Box 30902, Lansing, Michigan 48909-8402

      Jackson of NY IMG Service Center:                             1 (888) 464-7779 (8 a.m. to 8:00 p.m. ET)
      (for Contracts purchased through a bank or other              c/o Standard Federal Bank, Drawer 5178
      financial institution)                                        12425 Merriman Road, Livonia, MI 48150
      ---------------------------------------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History .........................................      2

Services ................................................................      5

Purchase of Securities Being Offered ....................................      6

Underwriters ............................................................      6

Calculation of Performance ..............................................      6

Additional Tax Information ..............................................      8

Annuity Provisions ......................................................     18

Net Investment Factors ..................................................     19

Financial Statements ....................................................     20

                                   APPENDIX A


               TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "Jackson(SM)" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "The Dow(SM)" and "the Dow 10(SM)" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management Dow(SM) 10 Fund;
JNL/Mellon Capital Management Dow(SM) Dividend Fund;
JNL/Mellon Capital Management JNL 5 Fund;
JNL/Mellon Capital Management VIP Fund;
JNL/Mellon Capital Management JNL Optimized 5 Fund;
JNL/Mellon Capital Management Communications Sector Fund;
JNL/Mellon Capital Management Consumer Brands Sector Fund;
JNL/Mellon Capital Management Financial Sector Fund;
JNL/Mellon Capital Management Healthcare Sector Fund;
JNL/Mellon Capital Management Oil & Gas Sector Fund; and
JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector
      Fund,  the  JNL/Mellon  Capital  Management  Healthcare  Sector Fund,  the
      JNL/Mellon  Capital  Management  Oil & Gas Sector Fund, and the JNL/Mellon
      Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

      o The results to be obtained by the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands
            Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the
            JNL/Mellon  Capital  Management   Communications  Sector  Fund,  the
            JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

      o     The accuracy or completeness of the DJIA and its data;

      o The merchantability and the fitness for a particular purpose or use of the DJIA and its data;

      o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;

      o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company(R) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other third parties.
--------------------------------------------------------------------------------

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 Index(SM)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 Index(SM)" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 Index(SM)" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

      o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Recommend  that  any  person  invest  in  the   JNL/Mellon   Capital
            Management  NYSE(R)  International 25 Fund or any other  securities.

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Have  any  responsibility  or  liability  for  the   administration,
            management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Consider  the needs of the  JNL/Mellon  Capital  Management  NYSE(R)
            International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 Index(SM);

o     The accuracy or completeness of the Index and its data;

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      Index and its data;

o     NYSE Group,  Inc.  will have no  liability  for any errors,  omissions  or
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      liable  for  any  lost   profits  or   indirect,   punitive,   special  or
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The licensing agreement between Jackson National Asset Management,  LLC and NYSE
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third parties.
--------------------------------------------------------------------------------

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of
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JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or
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Russell  reserves the right,  at any time and without notice,  to alter,  amend,
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Russell's  publication  of the Russell  Indexes in no way suggests or implies an
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REPRESENTATION,   WARRANTY,  OR  GUARANTEE  AS  TO  THE  ACCURACY  COMPLETENESS,
RELIABILITY,   OR  OTHERWISE   OF  THE  RUSSELL   INDEXES.   RUSSELL   MAKES  NO
REPRESENTATION,  WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE,
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"Standard & Poor's(R),"  "S&P(R),"  "S&P 500(R),"  "Standard & Poor's 500," "S&P
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and the  JNL/Mellon  Capital  Management  JNL  Optimized 5 Fund.  Jackson is not
affiliated with any Value Line Company.

                                   APPENDIX B

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

      o     Example 1a: If the GMWB is elected at issue:

            o Your initial GWB is $100,000, which is your initial Premium payment.

            o Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      o Example 1b: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $105,000 at the time the GMWB is elected or converted:

            o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

                  - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

      o If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
            0.05 = $5,000).

      o If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

      o Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            o Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      o Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

                  - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

                  - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

                  - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD), your GWB and GAWA are re-determined.

      o Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

            o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

      o Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                        $91,200].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) /
                        ($130,000 - $5,000)) = $4,800]. If you continued to take
                        annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of
                        1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
                        $90,250].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 -
                        $5,000)/($105,000 - $5,000)) = $4,750]. If you continued
                        to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000))
                        = $85,500].

                  - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000
                        - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your

                        GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
                  2) 5% of your new GWB ($200,000*0.05 = $10,000).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

                  - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                        o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

                        o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                        o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

      o Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

                  - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

      o     Notes:

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

            o If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

            o If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000
                  - $5,000 = $195,000) and your GAWA will remain at $10,000
                  since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining
                  GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

            o If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

      o     Notes:

            o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

                  - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

                  - If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

                  - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

            o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

                  - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

            o If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

      o Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

            o Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05
                  = $5,350).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o Your bonus base is not recalculated upon the application of the bonus to your GWB.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

            o If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

      o Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      o Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

            o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      o Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            o Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life's 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

      o If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

            o If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

            o Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

      o     Notes:

            o If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

            o If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

      o Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

            o Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

      o Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

            o Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

      o     Notes:

            o The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

            o Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

            o No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

            o If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.   Capital Analysts, Inc.            Essex National Securities        Harvest Capital
1st Global Capital Corp.       Capital City Securities           Feltl & Company                  Hazard & Siegel, Inc.
Abbott Bennett Group LLC       Capital Financial Group           Ferris Baker Watts, Inc.         HBW Securities
A.G. Edwards & Sons, Inc.      CCF Investments, Inc.             FFP Securities, Inc.             Heim, Young & Associates, Inc.
Acorn Financial                CCO Investment Services Corp.     Fifth Third Securities           Hornor Townsend & Kent, Inc.
Advantage Capital Corp.        Centennial Securities Company     Financial Network Investment     Huckin Financial Group, Inc.
Advisors Marketing, Inc.       Centaurus Financial, Inc.         First Allied Securities, Inc.    Huntington Investment Company
AIG Financial Advisors         Century Securities                First Brokerage America          IMS Securities
Allegiant Securities           CFD Investments, Inc.             First Heartland Capital, Inc.    Independent Financial Group
American General Securities    Chevy Chase Securities            First Independent Financial      Infinex Investments
American Investors Company     Choice Investments, Inc.          First Merit Insurance Agency     ING Financial
American Portfolios Financial  Colonial Brokerage                FNB Brokerage Services           Institutional Securities Corp.
Ameriprise Advisor Services    Colonial Financial Services       Fortune Financial Services       InterCarolina Financial Services
Ameritas Investment Corp.      Colonial Investments Services     Founders Financial Securities    Intersecurities, Inc.
Apple Tree Investments         Commonwealth Financial Network    Fox & Company Investments, Inc.  Intervest International
Askar Corp.                    Community Bankers Securities      FSC Securities Corp.             Invest Financial Corp.
Associated Securities Corp.    Comprehensive Asset Management,   FTC Methods Inc.                 Investacorp, Inc.
                                  Inc.
AXA Advisors, LLC              Coordinated Capital Securities    G.A. Repple and Company          Investment Center, Inc.
BancWest Investment Services   Countrywide Investment Services   G.W. Sherwold Associates, Inc.   Investment Centers of America,
                                                                                                     Inc.
BB&T Investment Services Inc.  Crowell, Weedon & Company         GBA Financial Group, LLC         Investment Professionals, Inc.
BCG Securities                 Crown Capital Securities L.P.     Geneos Wealth Management, Inc.   Investors Capital Corp.
Bentley Lawrence Securities    CUE Financial Group, Inc.         GF Investment Services           J P Turner & Company, LLC
Berthel Fisher & Company       CUNA Brokerage Services, Inc.     GLP Investment Services          J.J.B. Hilliard, W.L. Lyons, LLC
   Financial Services
BFT Financial                  CUSO Financial Services           Great American Advisors, Inc.    J.W. Cole Financial, Inc.
BOSC, Inc.                     Cutter and Company                Great Nation Investment Corp.    Janney Montgomery Scott, LLC
Brecek & Young Advisors, Inc.  D.A. Davidson & Company           Great Southern Investments       Jefferson Pilot Securities Corp.
Brewer Financial Services      Dunwoody Brokerage Services, Inc. Gunn Allen Financial, Inc.       John James Investments, Inc.
Broad Street Securities        E Planning Securities, Inc.       GWN Securities, Inc.             Kalos Capital, Inc.
Broker Dealer Financial        Economy Securities, Inc.          H D Vest Investment Securities   KCD Financial
Brookstone Securities          EDI Financial, Inc.               H&R Block Financial Advisors     Key Investments
Bueter & Company, Inc.         Ensemble Financial Services       H. Beck, Inc.                    KMS Financial
Cadaret, Grant & Company       Equable Securities Corp.          Hantz Financial Services, Inc.   Koehler Financial, LLC
Calton & Associates, Inc.      Equitas America                   Harbour Investment, Inc.         Kovack Securities, Inc.
Cambridge Investment Research  Equity Services, Inc.             Harger & Company                 Labrunerie Financial, Inc.
Cantella & Company             ESI Financial                     Harold Dance Investments         Landolt Securities, Inc.

Lasalle St Securities LLC      O.N. Equity Sales Company         Royal Alliance Associates, Inc.  Triune Capital Advisors
Legend Equities Corp.          OneAmerica Securities             Sammons Securities Company, Inc. Trustmont Financial Group
Leigh Baldwin & Company, LLC   Oppenheimer & Company             Schlitt Investor Services, Inc.  UBS Financial Services, Inc.
Lesko Securities, Inc.         P.T. Bloyd & Associates           Scott & Stringfellow, Inc.       UnionBanc Investment Services LLC
Liberty Partners Financial     Pacific West                      Securian Financial Services      United Equity Securities
Life Investors Financial       Packerland Brokerage Services     Securities America, Inc.         United Planners Financial
Lincoln Financial Securities   Park Avenue Securities            Securities Service Network       USA Advanced Planners, Inc.
   Corp.
LPL Financial Corporation      Paulson Investment Company        Sicor Securities, Inc.           USA Financial Securities Corp.
Madison Ave Securities         Peak Securities                   Sigma Financial Corp.            UVEST Corp.
Main Street Securities         Pension Planners Securities       Signator Investors, Inc.         Valmark Securities, Inc.
Medallion Investment Services  Peoples Securities                SII Investments, Inc.            Vanderbilt Securities LLC
   Inc.
Merrimac Corporate Securities  Planmember Securities             Sorrento Pacific                 VSR Financial Services, Inc.
   Inc.
Metlife Securities             Prime Capital Services Inc.       South West Securities Financial  Wachovia Securities LLC
                                                                    Services, Inc.
Michigan Securities Inc.       Prime Financial Services          Spectrum Capital                 Wall Street Financial Group
Mid Atlantic Securities Inc.   Primevest                         Spire Securities LLC             Walnut Street Securities
Milkie/Ferguson Investments    Pro Equities, Inc.                Stanford Group Company           WaMu Investments, Inc.
MML Investors Services Inc.    Professional Asset Management     Sterne Agee Financial Services   Waterstone Financial Group
Money Concepts Capital Corp.   Prospera Financial Services,      Stifel Nicolaus & Company        Webster Investments
                                  Inc.
Moors & Cabot Inc.             Purshe Kaplan Sterling            Strategic Financial Alliance     Wedbush Morgan Securities
Morgan Keegan & Company        Qa3 Financial Corp.               Summit Alliance Securities LLC   Western Equity Group
Morgan Peabody, Inc.           Questar Capital Corp.             Summit Brokerage Services, Inc.  Western International Securities,
                                                                                                     Inc.
Multi-Financial Securities     R.L. Harger & Associates Inc.     Summit Equities Inc.             Wilmington Brokerage Services
   Corp.
Mutual Service Corp.           Raymond James & Associates, Inc.  Sunset Financial Services, Inc.  Woodbury Financial Services, Inc.
National Planning Corporation  RBC Capital Markets Corp.         Syndicated Capital Inc.          Workman Securities Corp.
National Securities Corp.      RC Dunwoody & Associates Inc.     Synergy Investment Group         World Equity Group, Inc.
New England Securities         Regal Securities Inc.             TFS Securities Inc.              World Financial Group
Newbridge Securities Corp.     Resource Horizons Group           The Leaders Group                World Group Securities, Inc.
Next Financial Group, Inc.     Riderwood Group                   Thomas McDonald Partners         WRP Investments, Inc.
NFP Securities, Inc.           River Stone Wealth Management     Thrivent Investment Management   Wunderlich Securities
North Atlantic Securities LLC  RNR Securities LLC                Tower Square Securities, Inc.
North Ridge Securities Corp.   Robert W Baird & Company, Inc.    Transamerica Financial
                                                                    Advisors, Inc.
NYLife Securities LLC          Roche Securities Sales            Triad Advisors, Inc.

                                   APPENDIX D

                            ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

   -----------------------------------------------------------------------------
   CURRENTLY OFFERED FUNDS           PREVIOUSLY OFFERED FUNDS
   -----------------------------------------------------------------------------
   JNL/Mellon Capital Management     JNL/Mellon Capital Management Enhanced S&P
   S&P 500 Index Fund                500 Stock Index Fund
   -----------------------------------------------------------------------------
   JNL/Mellon Capital                JNL/Lazard Small Cap Equity Fund
   Management Small Cap Index Fund
   -----------------------------------------------------------------------------

Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.50%

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/AIM Global Real
Estate Division(1026)

   Accumulation unit value:
      Beginning of period                 $10.38         $12.40         $10.00            N/A            N/A
      End of period                       $ 6.57         $10.38         $12.40            N/A            N/A
   Accumulation units outstanding
   at the end of period                      608            603            519            N/A            N/A

JNL/AIM International
Growth Division(23)

   Accumulation unit value:
      Beginning of period                 $13.00         $12.02         $ 9.96         $ 9.13         $ 7.97
      End of period                       $ 7.57         $13.00         $12.02         $ 9.96         $ 9.13
   Accumulation units outstanding
   at the end of period                      909          4,188          4,188          4,188          4,188

JNL/AIM Large Cap Growth
Division(358)

   Accumulation unit value:
      Beginning of period                 $15.75         $13.81         $13.00         $12.31         $11.36
      End of period                       $ 9.67         $15.75         $13.81         $13.00         $12.31
   Accumulation units outstanding
   at the end of period                    1,690          1,690          2,145          2,115          2,083

JNL/AIM Small Cap Growth
Division(111)

   Accumulation unit value:
      Beginning of period                 $14.10         $13.08         $11.60         $10.86         $10.31
      End of period                       $ 8.52         $14.35         $13.08         $11.60         $10.86
   Accumulation units outstanding
   at the end of period                       --             --             --             --             --

Investment Divisions                   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000
                                       ------------   ------------   ------------   ------------
JNL/AIM Global Real
Estate Division(1026)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/AIM International
Growth Division(23)

   Accumulation unit value:
      Beginning of period                 $ 6.29         $ 8.04         $10.24         $10.00
      End of period                       $ 7.97         $ 6.29         $ 8.04         $10.24
   Accumulation units outstanding
   at the end of period                    4,713          4,714          4,715          1,437

JNL/AIM Large Cap Growth
Division(358)

   Accumulation unit value:
      Beginning of period                 $10.00            N/A            N/A            N/A
      End of period                       $11.36            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A

JNL/AIM Small Cap Growth
Division(111)

   Accumulation unit value:
      Beginning of period                 $ 7.56         $10.00            N/A            N/A
      End of period                       $10.31         $ 7.56            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --             --            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
Global Balanced Division(569)

   Accumulation unit value:
      Beginning of period                 $13.68         $12.88         $11.80         $10.88         $10.00
      End of period                       $ 9.68         $13.70         $12.88         $11.80         $10.88
   Accumulation units outstanding
   at the end of period                       --             --             --             --             --

JNL/Capital Guardian
Global Diversified Research Division

   Accumulation unit value:
      Beginning of period                 $13.25            N/A            N/A            N/A            N/A
      End of period                       $ 7.57            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                 $ 9.88            N/A            N/A            N/A            N/A
      End of period                       $ 4.48            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(23)

   Accumulation unit value:
      Beginning of period                 $ 7.31         $ 6.86         $ 6.66         $ 6.46         $ 5.87
      End of period                       $ 4.32         $ 7.42         $ 6.86         $ 6.66         $ 6.46
   Accumulation units outstanding
   at the end of period                       --            921            921            922            923

Investment Divisions                   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000
                                       ------------   ------------   ------------   ------------
JNL/Capital Guardian
Global Balanced Division(569)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Capital Guardian
Global Diversified Research Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(23)

   Accumulation unit value:
      Beginning of period                 $ 4.40         $ 6.36         $ 9.25         $10.00
      End of period                       $ 5.87         $ 4.40         $ 6.36         $ 9.25
   Accumulation units outstanding
   at the end of period                    1,628          1,630          1,534          1,535

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                 $13.74            N/A            N/A            N/A            N/A
      End of period                       $ 6.58            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                 $10.56            N/A            N/A            N/A            N/A
      End of period                       $ 6.57            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(569)

   Accumulation unit value:
      Beginning of period                 $12.00         $12.11         $10.94         $10.75         $10.00
      End of period                       $ 7.21         $12.00         $12.11         $10.94         $10.75
   Accumulation units outstanding
   at the end of period                    2,677          2,678          2,688          3,340          4,007

JNL/Eagle SmallCap Equity
Division(569)

   Accumulation unit value:
      Beginning of period                 $15.02         $13.60         $11.50         $11.38         $10.00
      End of period                       $ 9.13         $15.02         $13.60         $11.50         $11.38
   Accumulation units outstanding
   at the end of period                      428            428            428            441             --

Investment Divisions                   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000
                                       ------------   ------------   ------------   ------------
JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(569)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity
Division(569)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period                 $ 9.86            N/A            N/A            N/A            N/A
      End of period                       $ 6.26            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period                 $ 9.81            N/A            N/A            N/A            N/A
      End of period                       $ 5.80            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Income Division(1060)

   Accumulation unit value:
      Beginning of period                 $10.87         $10.87         $10.00            N/A            N/A
      End of period                       $ 7.55         $10.90         $10.87            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --             --             --            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period                 $ 9.76            N/A            N/A            N/A            N/A
      End of period                       $ 6.04            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    3,955            N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000
                                       ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Income Division(1060)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division

   Accumulation unit value:
      Beginning of period                 $10.00            N/A            N/A            N/A            N/A
      End of period                       $ 6.56            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      293            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(278)

   Accumulation unit value:
      Beginning of period                 $12.62         $11.97         $11.61        $ 11.48         $10.90
      End of period                       $11.79         $12.62         $11.97        $ 11.61         $11.48
   Accumulation units outstanding
   at the end of period                    6,776          6,602          6,602         10,719          2,712

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

   Accumulation unit value:
      Beginning of period                 $10.00            N/A            N/A            N/A            N/A
      End of period                       $ 9.65            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000
                                       ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(278)

   Accumulation unit value:
      Beginning of period                 $10.00            N/A            N/A            N/A
      End of period                       $10.90            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            N/A            N/A            N/A

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Short
Duration Bond Division(1060)

   Accumulation unit value:
      Beginning of period              $10.57         $10.21         $10.00            N/A            N/A
      End of period                    $ 9.76         $10.54         $10.21            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --            N/A            N/A

JNL/JPMorgan International
Value Division(99)

   Accumulation unit value:
      Beginning of period              $20.02         $18.15         $13.96         $11.95         $ 9.90
      End of period                    $10.95         $20.02         $18.15         $13.96         $11.95
   Accumulation units outstanding
   at the end of period                 3,653          3,530          3,651          2,424          1,443

JNL/JPMorgan MidCap
Growth Division(569)

   Accumulation unit value:
      Beginning of period              $14.03         $13.38         $12.12         $11.59         $10.00
      End of period                    $ 7.79         $14.23         $13.38         $12.12         $11.59
   Accumulation units outstanding
   at the end of period                    --             --             --             --             --

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

   Accumulation unit value:
      Beginning of period              $11.21         $10.61         $10.43         $10.34         $10.00
      End of period                    $11.67         $11.12         $10.61         $10.43         $10.34
   Accumulation units outstanding
   at the end of period                    --             --             --             --             --

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/Goldman Sachs Short
Duration Bond Division(1060)

   Accumulation unit value:
      Beginning of period                 N/A            N/A           N/A            N/A
      End of period                       N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A           N/A            N/A

JNL/JPMorgan International
Value Division(99)

   Accumulation unit value:
      Beginning of period               $7.21         $10.00           N/A            N/A
      End of period                     $9.90         $ 7.21           N/A            N/A
   Accumulation units outstanding
   at the end of period                   399            400           N/A            N/A

JNL/JPMorgan MidCap
Growth Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A           N/A            N/A
      End of period                       N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A           N/A            N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A           N/A            N/A
      End of period                       N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A           N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Lazard Emerging
Markets Division(1060)

   Accumulation unit value:
      Beginning of period              $14.02         $10.88         $10.00            N/A            N/A
      End of period                    $ 6.95         $14.13         $10.88            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --            N/A            N/A

JNL/Lazard Mid Cap Equity
Division(23)

   Accumulation unit value:
      Beginning of period              $17.87         $18.63         $16.51         $15.40         $12.53
      End of period                    $10.75         $17.87         $18.63         $16.51         $15.40
   Accumulation units outstanding
   at the end of period                 2,105          2,105          2,105          7,367          6,196

JNL/Lazard Small Cap
Equity Division(85)

   Accumulation unit value:
      Beginning of period              $12.94         $14.10         $12.25         $11.89         $10.46
      End of period                    $ 7.83         $12.94         $14.10         $12.25         $11.89
   Accumulation units outstanding
   at the end of period                 1,991          1,991          2,001          2,014          2,096

JNL/M&G Global Basics
Division(1897)

   Accumulation unit value:
      Beginning of period              $10.00            N/A           N/A             N/A            N/A
      End of period                    $ 8.39            N/A           N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A           N/A             N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/Lazard Emerging
Markets Division(1060)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Equity
Division(23)

   Accumulation unit value:
      Beginning of period              $ 9.87         $11.66         $10.46         $10.00
      End of period                    $12.53         $ 9.87         $11.66         $10.46
   Accumulation units outstanding
   at the end of period                   607            607            607            607

JNL/Lazard Small Cap
Equity Division(85)

   Accumulation unit value:
      Beginning of period              $ 7.65         $10.00            N/A            N/A
      End of period                    $10.46         $ 7.65            N/A            N/A
   Accumulation units outstanding
   at the end of period                 1,139          1,132            N/A            N/A

JNL/M&G Global Basics
Division(1897)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/M&G Global Leaders
Division(1897)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A            N/A
      End of period                    $ 8.33            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period              $ 9.71            N/A            N/A            N/A            N/A
      End of period                    $ 6.17            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM 25 Division(1059)

   Accumulation unit value:
      Beginning of period              $ 9.86         $10.46         $12.07            N/A            N/A
      End of period                    $ 6.39         $10.01         $10.46            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --            N/A            N/A

JNL/MCM Bond Index Division(569)

   Accumulation unit value:
      Beginning of period              $11.11         $10.53         $10.32         $10.28         $10.00
      End of period                    $11.28         $11.04         $10.53         $10.32         $10.28
   Accumulation units outstanding
   at the end of period                    --            319            362            410            474

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/M&G Global Leaders
Division(1897)

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

JNL/MCM 25 Division(1059)

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(569)

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications
Sector Division(475)

   Accumulation unit value:
      Beginning of period              $16.77         $16.58         $12.36         $12.38         $10.68
      End of period                    $10.13         $17.04         $16.58         $12.36         $12.38
   Accumulation units outstanding
   at the end of period                    --             --             --              5             --

JNL/MCM Consumer Brands
Sector Division(475)

   Accumulation unit value:
      Beginning of period              $10.62         $11.94         $10.69         $11.04         $10.18
      End of period                    $ 7.34         $10.84         $11.94         $10.69         $11.04
   Accumulation units outstanding
   at the end of period                    --             --             --              5             --

JNL/MCM Dow Dividend Division

   Accumulation unit value:
      Beginning of period              $ 9.30            N/A            N/A            N/A            N/A
      End of period                    $ 4.70            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(569)

   Accumulation unit value:
      Beginning of period              $13.09         $12.99         $11.28         $10.99         $10.00
      End of period                    $ 8.13         $13.28         $12.99         $11.28         $10.99
   Accumulation units outstanding
   at the end of period                    --             --             --             --             --

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/MCM Communications
Sector Division(475)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.68            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/MCM Consumer Brands
Sector Division(475)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.18            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/MCM Dow Dividend Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/MCM European 30 Division(1897)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A            N/A
      End of period                    $ 8.60            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM Financial Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $11.21         $14.07         $12.03         $11.44         $10.23
      End of period                    $ 5.57         $11.46         $14.07         $12.03         $11.44
   Accumulation units outstanding
   at the end of period                    --             --             --              5             --

JNL/MCM Healthcare Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $12.17         $11.56         $11.04         $10.42         $10.22
      End of period                    $ 9.27         $12.25         $11.56         $11.04         $10.42
   Accumulation units outstanding
   at the end of period                    --             --             --             --             --

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period              $ 9.82            N/A            N/A            N/A            N/A
      End of period                    $ 6.84            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/MCM European 30 Division(1897)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM Financial Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.23            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/MCM Healthcare Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.22            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/MCM International
Index Division(569)

   Accumulation unit value:
      Beginning of period             $ 17.53        $ 16.17         $13.07         $11.71         $10.00
      End of period                   $  9.88        $ 17.58         $16.17         $13.07         $11.71
   Accumulation units outstanding
   at the end of period                    --            322            366            415            479

JNL/MCM JNL 5 Division(757)

   Accumulation unit value:
      Beginning of period             $ 13.01        $ 13.02         $11.13         $10.00            N/A
      End of period                   $  7.37        $ 13.01         $13.02         $11.13            N/A
   Accumulation units outstanding
   at the end of period                22,262         22,266          3,748            110            N/A

JNL/MCM JNL Optimized
5 Division(1060)

   Accumulation unit value:
      Beginning of period             $ 11.86        $ 10.73         $10.00            N/A            N/A
      End of period                   $  6.37        $ 12.00         $10.73            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --            N/A            N/A

JNL/MCM Nasdaq 25 Division

   Accumulation unit value:
      Beginning of period             $ 10.15            N/A            N/A            N/A            N/A
      End of period                   $  5.94            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/MCM International
Index Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division(757)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM JNL Optimized
5 Division(1060)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 25 Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/MCM NYSE International
25 Division

   Accumulation unit value:
      Beginning of period              $11.54            N/A            N/A            N/A            N/A
      End of period                    $ 6.16            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $29.58         $22.20         $18.65         $13.84         $10.54
      End of period                    $18.11         $29.58         $22.20         $18.65         $13.84
   Accumulation units outstanding
   at the end of period                 1,844          1,941          2,070          2,156          1,676

JNL/MCM Pacific Rim
30 Division(1897)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A            N/A
      End of period                    $ 9.57            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period              $ 9.68            N/A            N/A            N/A            N/A
      End of period                    $ 6.51            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/MCM NYSE International
25 Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.54            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/MCM Pacific Rim
30 Division(1897)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 400 MidCap
Index Division(569)

   Accumulation unit value:
      Beginning of period              $14.25         $13.47         $12.46         $11.30         $10.00
      End of period                    $ 8.76         $14.25         $13.47         $12.46         $11.30
   Accumulation units outstanding
   at the end of period                 3,320          3,698          3,795          1,474            483

JNL/MCM S&P 500 Index
Division(569)

   Accumulation unit value:
      Beginning of period              $12.97         $12.73         $11.23         $10.92         $10.00
      End of period                    $ 8.08         $13.15         $12.73         $11.23         $10.92
   Accumulation units outstanding
   at the end of period                    --            325            369            418            483

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period              $ 8.73            N/A            N/A            N/A            N/A
      End of period                    $ 6.08            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division(1059)

   Accumulation unit value:
      Beginning of period              $ 8.49         $ 9.87         $21.53            N/A            N/A
      End of period                    $ 5.14         $ 8.71         $ 9.87            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/MCM S&P 400 MidCap
Index Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM S&P 500 Index
Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division(1059)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/MCM Small Cap Index
Division(569)

   Accumulation unit value:
      Beginning of period              $13.23         $13.72         $11.85         $11.54         $10.00
      End of period                    $ 8.48         $13.23         $13.72         $11.85         $11.54
   Accumulation units outstanding
   at the end of period                 2,341          2,828          2,714            427            478

JNL/MCM Technology Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $12.34         $10.94         $10.15         $10.04         $10.08
      End of period                    $ 6.88         $12.34         $10.94         $10.15         $10.04
   Accumulation units outstanding
   at the end of period                   550            544            586              6             --

JNL/MCM Value Line 30 Division

   Accumulation unit value:
      Beginning of period              $ 9.84            N/A            N/A            N/A            N/A
      End of period                    $ 5.15            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/MCM VIP Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/MCM Small Cap Index
Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM Technology Sector
Division(475)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.08            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/MCM Value Line 30 Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/MCM VIP Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Oppenheimer Global
Growth Division(31)

   Accumulation unit value:
      Beginning of period              $17.07         $16.30         $14.14         $12.62         $10.86
      End of period                    $ 9.94         $17.07         $16.30         $14.14         $12.62
   Accumulation units outstanding
   at the end of period                 3,506          3,167          3,678          2,335          1,414

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

JNL/PAM China-India Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period              $11.07            N/A            N/A            N/A            N/A
      End of period                    $10.37            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/Oppenheimer Global
Growth Division(31)

   Accumulation unit value:
      Beginning of period              $ 7.85         $10.25         $10.00            N/A
      End of period                    $10.86         $ 7.85         $10.25            N/A
   Accumulation units outstanding
   at the end of period                   136            101             --            N/A

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/PAM China-India Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/PIMCO Total Return
Bond Division(28)

   Accumulation unit value:
      Beginning of period              $13.12         $12.30         $12.07         $11.97         $11.63
      End of period                    $12.97         $13.12         $12.30         $12.07         $11.97
   Accumulation units outstanding
   at the end of period                 4,645          1,962          1,978          1,978          4,584

JNL/PPM America Core
Equity Division(22)

   Accumulation unit value:
      Beginning of period              $ 8.21         $ 8.99         $ 8.02         $ 7.49         $ 6.72
      End of period                    $ 4.81         $ 8.21         $ 8.99         $ 8.02         $ 7.49
   Accumulation units outstanding
   at the end of period                 3,737          3,732          3,398            480            610

JNL/PPM America High
Yield Bond Division(418)

   Accumulation unit value:
      Beginning of period              $12.11         $12.43         $11.42         $11.40         $10.69
      End of period                    $ 8.26         $12.11         $12.43         $11.42         $11.40
   Accumulation units outstanding
   at the end of period                   381             --             --             --             --

JNL/PPM America Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/PIMCO Total Return
Bond Division(28)

   Accumulation unit value:
      Beginning of period              $11.27         $10.51         $10.00            N/A
      End of period                    $11.63         $11.27         $10.51            N/A
   Accumulation units outstanding
   at the end of period                 4,828          6,171          5,264            N/A

JNL/PPM America Core
Equity Division(22)

   Accumulation unit value:
      Beginning of period              $ 5.36         $ 7.17         $ 9.71         $10.00
      End of period                    $ 6.72         $ 5.36         $ 7.17         $ 9.71
   Accumulation units outstanding
   at the end of period                 2,162          2,114          9,514          1,833

JNL/PPM America High
Yield Bond Division(418)

   Accumulation unit value:
      Beginning of period              $10.00            N/A            N/A            N/A
      End of period                    $10.69            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A

JNL/PPM America Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/PPM America Small
Cap Value Division

   Accumulation unit value:
      Beginning of period                  N/A             N/A            N/A            N/A            N/A
      End of period                        N/A             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A             N/A            N/A            N/A            N/A

JNL/PPM America Value
Equity Division(21)

   Accumulation unit value:
      Beginning of period              $ 10.66         $ 11.47        $ 10.30        $  9.97        $  9.22
      End of period                    $  5.55         $ 10.66        $ 11.47        $ 10.30        $  9.97
   Accumulation units outstanding
   at the end of period                  6,344          19,286         19,290         19,293         16,925

JNL/Red Rocks Listed
Private Equity Division(1897)

   Accumulation unit value:
      Beginning of period              $ 10.00             N/A            N/A            N/A            N/A
      End of period                    $  5.92             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     --             N/A            N/A            N/A            N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period              $  9.77             N/A            N/A            N/A            N/A
      End of period                    $  6.68             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     --             N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/PPM America Small
Cap Value Division

   Accumulation unit value:
      Beginning of period                  N/A             N/A            N/A            N/A
      End of period                        N/A             N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A             N/A            N/A            N/A

JNL/PPM America Value
Equity Division(21)

   Accumulation unit value:
      Beginning of period              $  7.51         $  9.52        $ 10.31        $ 10.00
      End of period                    $  9.22         $  7.51        $  9.52        $ 10.31
   Accumulation units outstanding
   at the end of period                 17,880          17,886         17,447          5,012

JNL/Red Rocks Listed
Private Equity Division(1897)

   Accumulation unit value:
      Beginning of period                  N/A             N/A            N/A            N/A
      End of period                        N/A             N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A             N/A            N/A            N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                  N/A             N/A            N/A            N/A
      End of period                        N/A             N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A             N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period              $ 9.78            N/A            N/A            N/A            N/A
      End of period                    $ 6.90            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period              $10.40            N/A            N/A            N/A            N/A
      End of period                    $ 6.29            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period              $10.52            N/A            N/A            N/A            N/A
      End of period                    $ 7.63            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period              $10.45            N/A            N/A            N/A            N/A
      End of period                    $ 6.76            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period              $ 9.59            N/A            N/A            N/A            N/A
      End of period                    $ 7.13            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period              $ 9.82            N/A            N/A            N/A            N/A
      End of period                    $ 6.26            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive
Growth Division(569)

   Accumulation unit value:
      Beginning of period              $14.52         $13.50        $ 11.86        $ 11.10        $ 10.00
      End of period                    $ 8.70         $14.52        $ 13.50        $ 11.86        $ 11.10
   Accumulation units outstanding
   at the end of period                 7,009          8,989         15,854         15,863         16,414

JNL/S&P Managed Conservative
Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive
Growth Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

JNL/S&P Managed Conservative
Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Growth
Division(569)

   Accumulation unit value:
      Beginning of period             $ 14.02        $ 13.09        $ 11.64        $ 11.00        $  10.00
      End of period                   $  8.93        $ 14.02        $ 13.09        $ 11.64        $  11.00
   Accumulation units outstanding
   at the end of period                 2,960          7,910          7,912          7,914           7,917

JNL/S&P Managed Moderate Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A             N/A
      End of period                       N/A            N/A            N/A            N/A             N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A             N/A

JNL/S&P Managed Moderate
Growth Division(569)

   Accumulation unit value:
      Beginning of period             $ 13.48        $ 12.59        $ 11.39        $ 10.87        $  10.00
      End of period                   $  9.62        $ 13.48        $ 12.59        $ 11.39        $  10.87
   Accumulation units outstanding
   at the end of period                59,820         73,550         85,562         90,564         106,019

JNL/S&P Retirement 2015
Division(992)

   Accumulation unit value:
      Beginning of period             $ 11.62        $ 10.84        $ 10.00            N/A             N/A
      End of period                   $  8.03        $ 11.67        $ 10.84            N/A             N/A
   Accumulation units outstanding
   at the end of period                    --             --             --            N/A             N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Growth
Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A
      End of period                       N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A

JNL/S&P Managed Moderate Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A
      End of period                       N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A

JNL/S&P Managed Moderate
Growth Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A
      End of period                       N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A

JNL/S&P Retirement 2015
Division(992)

   Accumulation unit value:
      Beginning of period                 N/A           N/A             N/A           N/A
      End of period                       N/A           N/A             N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A             N/A           N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period              $11.76         $10.97         $10.00           N/A            N/A
      End of period                    $ 7.77         $11.83         $10.97           N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --           N/A            N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period              $11.90         $11.04         $10.00           N/A            N/A
      End of period                    $ 7.59         $11.98         $11.04           N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --           N/A            N/A

JNL/S&P Retirement Income
Division(992)

   Accumulation unit value:
      Beginning of period              $11.15         $10.59         $10.00           N/A            N/A
      End of period                    $ 8.99         $11.15         $10.59           N/A            N/A
   Accumulation units outstanding
   at the end of period                    --             --             --           N/A            N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period              $ 9.86            N/A            N/A           N/A            N/A
      End of period                    $ 6.38            N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    --            N/A            N/A           N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

JNL/S&P Retirement Income
Division(992)

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Select Balanced Division(569)

   Accumulation unit value:
      Beginning of period              $13.38         $12.64         $11.29         $ 10.88        $ 10.00
      End of period                    $10.45         $13.38         $12.64         $ 11.29        $ 10.88
   Accumulation units outstanding
   at the end of period                 3,211          5,889          5,903           7,461          8,775

JNL/Select Money Market
Division(25)

   Accumulation unit value:
      Beginning of period              $10.67         $10.34         $10.04         $  9.92        $ 10.00
      End of period                    $10.74         $10.67         $10.34         $ 10.04        $  9.92
   Accumulation units outstanding
   at the end of period                 3,366             --          3,368          14,115         14,118

JNL/Select Value Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A             N/A            N/A
      End of period                       N/A            N/A            N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A             N/A            N/A

JNL/T.Rowe Price Established
Growth Division(569)

   Accumulation unit value:
      Beginning of period              $13.90         $12.81         $11.44         $ 10.94        $ 10.00
      End of period                    $ 7.82         $13.90         $12.81         $ 11.44        $ 10.94
   Accumulation units outstanding
   at the end of period                 9,794          5,678          3,270           3,283             --

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/Select Balanced Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A
      End of period                       N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A

JNL/Select Money Market
Division(25)

   Accumulation unit value:
      Beginning of period             $ 10.10        $ 10.15        $ 10.00           N/A
      End of period                   $ 10.00        $ 10.10        $ 10.15           N/A
   Accumulation units outstanding
   at the end of period                28,729         28,906         89,756           N/A

JNL/Select Value Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A
      End of period                       N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A

JNL/T.Rowe Price Established
Growth Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A
      End of period                       N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/T.Rowe Price Mid-Cap
Growth Division(23)

   Accumulation unit value:
      Beginning of period              $16.67         $14.44         $13.73         $12.21         $10.50
      End of period                    $ 9.75         $16.67         $14.44         $13.73         $12.21
   Accumulation units outstanding
   at the end of period                 2,254          2,038          2,546          3,030          2,360

JNL/T.Rowe Price Value
Division(569)

   Accumulation unit value:
      Beginning of period              $13.87         $13.96         $11.81         $11.29         $10.00
      End of period                    $ 8.13         $13.87         $13.96         $11.81         $11.29
   Accumulation units outstanding
   at the end of period                 6,527          6,549          6,538          4,212             --

Investment Divisions                December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000
                                    ------------   ------------   ------------   ------------
JNL/T.Rowe Price Mid-Cap
Growth Division(23)

   Accumulation unit value:
      Beginning of period              $ 7.69         $10.00         $10.31         $10.00
      End of period                    $10.50         $ 7.69         $10.00         $10.31
   Accumulation units outstanding
   at the end of period                 1,055          1,020            911            911

JNL/T.Rowe Price Value
Division(569)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A

                       STATEMENT OF ADDITIONAL INFORMATION



                                  APRIL 6, 2009



                     INDIVIDUAL DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651.





                                TABLE OF CONTENTS
                                                                         PAGE

General Information and History                                            2


Services                                                                   9

Purchase of Securities Being Offered                                      10

Underwriters                                                              10

Calculation of Performance                                                10

Additional Tax Information                                                12

Annuity Provisions                                                        22

Net Investment Factors                                                    23


Financial Statements                                                      20

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson of New York. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company (JacksonSM) and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded insurance company in the United Kingdom.
--------------------------------------------------------------------------------



TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES



The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


--------------------------------------------------------------------------------



"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.



--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------



Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.



SERVICES

Jackson of NY keeps the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account II and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


The aggregate amount of underwriting commissions paid to broker/dealers was $101,169 in 2006, $77,871 in 2007 and $77,545 in 2008. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON OF NY'S TAX STATUS

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 92 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.



Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans -- Section 457


     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.


CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


------------------------------------------------------- ---------------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                 PREVIOUSLY OFFERED FUNDS

------------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------------- ---------------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund        JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

------------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------------- ---------------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund      JNL/Lazard Small Cap Equity Fund

------------------------------------------------------- ---------------------------------------------------------------------


Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund; JNL Institutional Alt 35 Fund; JNL Institutional Alt 50 Fund; and JNL Institutional Alt 65 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

                           JNLNY Separate Account II

                                     [LOGO]

                              Financial Statements

                                December 31, 2008

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                                                                                            JNL/Capital
                                    JNL/AIM Global      JNL/AIM           JNL/AIM           JNL/AIM       Guardian Global
                                     Real Estate     International       Large Cap         Small Cap         Balanced
                                      Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                    --------------  ----------------  ----------------  ----------------  ---------------
Assets
Investments, at value (a)           $        3,996  $          6,874  $         16,348  $             --  $            --
Receivables:

   Investment securities sold                   --                --                 1                --               --
   Sub-account units sold                       --                --                --                --               --
                                    --------------  ----------------  ----------------  ----------------  ---------------
Total assets                                 3,996             6,874            16,349                --               --
                                    --------------  ----------------  ----------------  ----------------  ---------------
Liabilities
Payables:

   Investment securities purchased              --                --                --                --               --
   Sub-account units redeemed                   --                --                --                --               --
   Insurance fees due to Jackson
      of New York                               --                --                 1                --               --
                                    --------------  ----------------  ----------------  ----------------  ---------------
Total liabilities                               --                --                 1                --               --
                                    --------------  ----------------  ----------------  ----------------  ---------------
Net assets (Note 5)                 $        3,996  $          6,874  $         16,348  $             --  $            --
----------------------------------  ==============  ================  ================  ================  ===============

(a)  Investment shares                         690               999             1,886                --               --
       Investments at cost          $        7,369  $          8,910  $         20,881  $             --  $            --

                                      JNL/Capital         JNL/Capital         JNL/Capital   JNL/Credit Suisse      JNL/
                                    Guardian Global        Guardian          Guardian U.S.   Global Natural    Credit Suisse
                                      Diversified       International Small  Growth Equity     Resources         Long/Short
                                    Research Portfolio    Cap Portfolio        Portfolio       Portfolio         Portfolio
                                    ------------------  -------------------  -------------  -----------------  -------------
Assets
Investments, at value (a)           $               --  $                --  $          --  $              --  $          --
Receivables:

   Investment securities sold                       --                   --             --                 --             --
   Sub-account units sold                           --                   --             --                 --             --
                                    ------------------  -------------------  -------------  -----------------  -------------
Total assets                                        --                   --             --                 --             --
                                    ------------------  -------------------  -------------  -----------------  -------------
Liabilities
Payables:

   Investment securities purchased                  --                   --             --                 --             --
   Sub-account units redeemed                       --                   --             --                 --             --
   Insurance fees due to Jackson
      of New York                                   --                   --             --                 --             --
                                    ------------------  -------------------  -------------  -----------------  -------------
Total liabilities                                   --                   --             --                 --             --
                                    ------------------  -------------------  -------------  -----------------  -------------
Net assets (Note 5)                 $               --  $                --  $          --  $              --  $          --
----------------------------------  ==================  ===================  =============  =================  =============

(a)  Investment shares                              --                   --             --                 --             --
       Investments at cost          $               --  $                --  $          --  $              --  $          --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                                                                       JNL/Franklin
                                     JNL/Eagle      JNL/Eagle        JNL/Franklin        Templeton     JNL/Franklin
                                    Core Equity  SmallCap Equity  Templeton Founding   Global Growth    Templeton
                                     Portfolio      Portfolio      Strategy Portfolio    Portfolio    Income Portfolio
                                    -----------  ---------------  -------------------  -------------  ----------------
Assets
Investments, at value (a)           $    19,295  $         3,904  $                --  $          --  $             --
Receivables:

   Investment securities sold                 1               --                   --             --                --
   Sub-account units sold                    --               --                   --             --                --
                                    -----------  ---------------  -------------------  -------------  ----------------
Total assets                             19,296            3,904                   --             --                --
                                    -----------  ---------------  -------------------  -------------  ----------------
Liabilities
Payables:

   Investment securities purchased           --               --                   --             --                --
   Sub-account units redeemed                --               --                   --             --                --
   Insurance fees due to Jackson
      of New York                             1               --                   --             --                --
                                    -----------  ---------------  -------------------  -------------  ----------------
Total liabilities                             1               --                   --             --                --
                                    -----------  ---------------  -------------------  -------------  ----------------
Net assets (Note 5)                 $    19,295  $         3,904  $                --  $          --  $             --
----------------------------------  ===========  ===============  ===================  =============  ================

(a)  Investment shares                    3,890              328                   --             --                --
       Investments at cost          $    38,979  $         6,155  $                --  $          --  $             --

                                                       JNL/Franklin         JNL/         JNL/Goldman       JNL/
                                     JNL/Franklin        Templeton      Goldman Sachs   Sachs Emerging  Goldman Sachs
                                    Templeton Mutual     Small Cap        Core Plus      Markets Debt      Mid Cap
                                     Shares Portfolio  Value Portfolio  Bond Portfolio    Portfolio     Value Portfolio
                                    -----------------  ---------------  --------------  --------------  ---------------
Assets
Investments, at value (a)           $          23,895  $         1,918  $       79,883  $           --  $            --
Receivables:

   Investment securities sold                       1               --               3              --               --
   Sub-account units sold                          --               --              --              --               --
                                    -----------------  ---------------  --------------  --------------  ---------------
Total assets                                   23,896            1,918          79,886              --               --
                                    -----------------  ---------------  --------------  --------------  ---------------
Liabilities
Payables:

   Investment securities purchased                 --               --              --              --               --
   Sub-account units redeemed                      --               --              --              --               --
   Insurance fees due to Jackson
      of New York                                   1               --               3              --               --
                                    -----------------  ---------------  --------------  --------------  ---------------
Total liabilities                                   1               --               3              --               --
                                    -----------------  ---------------  --------------  --------------  ---------------
Net assets (Note 5)                 $          23,895  $         1,918  $       79,883  $           --  $            --
----------------------------------  =================  ===============  ==============  ==============  ===============

(a)  Investment shares                          3,854              292           7,459              --               --
       Investments at cost          $          33,531  $         3,149  $       86,005  $           --  $            --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                          JNL/                                            JNL/JPMorgan
                                      Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                     Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                     Bond Portfolio   Value Portfolio     Portfolio         Portfolio         Portfolio
                                     --------------   ---------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)            $           --   $        39,995   $          --   $            --   $             --
Receivables:
   Investment securities sold                    --                 2              --                --                 --
   Sub-account units sold                        --                --              --                --                 --
                                     --------------   ---------------   -------------   ---------------   ----------------
Total assets                                     --            39,997              --                --                 --
                                     --------------   ---------------   -------------   ---------------   ----------------
Liabilities
Payables:
   Investment securities purchased               --                --              --                --                 --
   Sub-account units redeemed                    --                --              --                --                 --
   Insurance fees due to Jackson
      of New York                                --                 2              --                --                 --
                                     --------------   ---------------   -------------   ---------------   ----------------
Total liabilities                                --                 2              --                --                 --
                                     --------------   ---------------   -------------   ---------------   ----------------
Net assets (Note 5)                  $           --   $        39,995   $          --   $            --   $             --
----------------------------------   ==============   ===============   =============   ===============   ================

(a)  Investment shares                           --             6,992              --                --                 --
       Investments at cost           $           --   $        62,712   $          --   $            --   $             --

                                        JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G        JNL/MCM
                                          Mid Cap           Small Cap      Global Basics   Global Leaders    10 x 10
                                     Equity Portfolio   Equity Portfolio     Portfolio        Portfolio     Portfolio
                                     ----------------   ----------------   -------------   --------------   ---------
Assets
Investments, at value (a)            $         22,619    $        15,595   $          --   $           --   $      --
Receivables:
   Investment securities sold                       1                  1              --               --          --
   Sub-account units sold                          --                 --              --               --          --
                                     ----------------   ----------------   -------------   --------------   ---------
Total assets                                   22,620             15,596              --               --          --
                                     ----------------   ----------------   -------------   --------------   ---------
Liabilities
Payables:
   Investment securities purchased                 --                 --              --               --          --
   Sub-account units redeemed                      --                 --              --               --          --
   Insurance fees due to Jackson
      of New York                                   1                  1              --               --          --
                                     ----------------   ----------------   -------------   --------------   ---------
Total liabilities                                   1                  1              --               --          --
                                     ----------------   ----------------   -------------   --------------   ---------
Net assets (Note 5)                  $         22,619   $         15,595   $          --   $           --   $      --
----------------------------------   ================   ================   =============   ==============   =========

(a)  Investment shares                          3,317              2,548              --               --          --
       Investments at cost           $         45,575   $         32,134   $          --   $           --   $      --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities

December 31, 2008

                                                      JNL/MCM         JNL/MCM            JNL/MCM          JNL/MCM
                                        JNL/MCM     Bond Index    Communications     Consumer Brands   Dow Dividend
                                     25 Portfolio    Portfolio   Sector Portfolio   Sector Portfolio     Portfolio
                                     ------------   ----------   ----------------   ----------------   ------------
Assets
Investments, at value (a)            $         --   $       --   $             --   $             --   $         --
Receivables:
   Investment securities sold                  --           --                 --                 --             --
   Sub-account units sold                      --           --                 --                 --             --
                                     ------------   ----------   ----------------   ----------------   ------------
Total assets                                   --           --                 --                 --             --
                                     ------------   ----------   ----------------   ----------------   ------------
Liabilities
Payables:
   Investment securities purchased             --           --                 --                 --             --
   Sub-account units redeemed                  --           --                 --                 --             --
   Insurance fees due to Jackson
      of New York                              --           --                 --                 --             --
                                     ------------   ----------   ----------------   ----------------   ------------
Total liabilities                              --           --                 --                 --             --
                                     ------------   ----------   ----------------   ----------------   ------------
Net assets (Note 5)                  $         --   $       --   $             --   $             --   $         --
----------------------------------   ============   ==========   ================   ================   ============

(a)  Investment shares                         --           --                 --                 --             --
       Investments at cost           $         --   $       --   $             --   $             --   $         --

                                        JNL/MCM
                                        Enhanced         JNL/MCM          JNL/MCM            JNL/MCM        JNL/MCM
                                     S&P 500 Stock     European 30       Financial         Healthcare       Index 5
                                     Index Portfolio    Portfolio    Sector Portfolio   Sector Portfolio   Portfolio
                                     ---------------   -----------   ----------------   ----------------   ---------
Assets
Investments, at value (a)            $            --   $        --   $             --   $             --   $      --
Receivables:
   Investment securities sold                     --            --                 --                 --          --
   Sub-account units sold                         --            --                 --                 --          --
                                     ---------------   -----------   ----------------   ----------------   ---------
Total assets                                      --            --                 --                 --          --
                                     ---------------   -----------   ----------------   ----------------   ---------
Liabilities
Payables:
   Investment securities purchased                --            --                 --                 --          --
   Sub-account units redeemed                     --            --                 --                 --          --
   Insurance fees due to Jackson
      of New York                                 --            --                 --                 --          --
                                     ---------------   -----------   ----------------   ----------------   ---------
Total liabilities                                 --            --                 --                 --          --
                                     ---------------   -----------   ----------------   ----------------   ---------
Net assets (Note 5)                  $            --   $        --   $             --   $             --   $      --
----------------------------------   ===============   ===========   ================   ================   =========

(a)  Investment shares                            --            --                 --                 --          --
       Investments at cost           $            --   $        --   $             --   $             --   $      --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                        JNL/MCM         JNL/MCM       JNL/MCM       JNL/MCM          JNL/MCM
                                     International       JNL 5     JNL Optimized   Nasdaq 25   NYSE International
                                     Index Portfolio   Portfolio    5 Portfolio    Portfolio      25 Portfolio
                                     ---------------   ---------   -------------   ---------   ------------------
Assets
Investments, at value (a)            $            --   $ 164,003   $          --   $      --   $               --
Receivables:
   Investment securities sold                     --           7              --          --                   --
   Sub-account units sold                         --          --              --          --                   --
                                     ---------------   ---------   -------------   ---------   ------------------
Total assets                                      --     164,010              --          --                   --
                                     ---------------   ---------   -------------   ---------   ------------------
Liabilities
Payables:
   Investment securities purchased                --          --              --          --                   --
   Sub-account units redeemed                     --          --              --          --                   --
   Insurance fees due to Jackson
      of New York                                 --           7              --          --                   --
                                     ---------------   ---------   -------------   ---------   ------------------
Total liabilities                                 --           7              --          --                   --
                                     ---------------   ---------   -------------   ---------   ------------------
Net assets (Note 5)                  $            --   $ 164,003   $          --   $      --   $               --
----------------------------------   ===============   =========   =============   =========   ==================

(a)  Investment shares                            --      25,991              --          --                   --
       Investments at cost           $            --   $ 343,052   $          --   $      --   $               --

                                          JNL/MCM           JNL/MCM       JNL/MCM        JNL/MCM           JNL/MCM
                                         Oil & Gas      Pacific Rim 30     S&P 24     S&P 400 MidCap       S&P 500
                                     Sector Portfolio      Portfolio     Portfolio   Index Portfolio   Index Portfolio
                                     ----------------   --------------   ---------   ---------------   ---------------
Assets
Investments, at value (a)            $         33,379   $           --   $      --   $        29,090   $            --
Receivables:
   Investment securities sold                       1               --          --                 1                --
   Sub-account units sold                          --               --          --                --                --
                                     ----------------   --------------   ---------   ---------------   ---------------
Total assets                                   33,380               --          --            29,091                --
                                     ----------------   --------------   ---------   ---------------   ---------------
Liabilities
Payables:
   Investment securities purchased                 --               --          --                --                --
   Sub-account units redeemed                      --               --          --                --                --
   Insurance fees due to Jackson
      of New York                                   1               --          --                 1                --
                                     ----------------   --------------   ---------   ---------------   ---------------
Total liabilities                                   1               --          --                 1                --
                                     ----------------   --------------   ---------   ---------------   ---------------
Net assets (Note 5)                  $         33,379   $           --   $      --   $        29,090   $            --
----------------------------------   ================   ==============   =========   ===============   ===============

(a)  Investment shares                          1,632               --          --             3,561                --
       Investments at cost           $         33,595   $           --   $      --   $        47,700   $            --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                        JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                                       S&P SMid     Select Small-Cap      Small Cap         Technology      Value Line 30
                                     60 Portfolio       Portfolio      Index Portfolio   Sector Portfolio     Portfolio
                                     ------------   ----------------   ---------------   ----------------   -------------
Assets
Investments, at value (a)            $         --   $             --   $        19,855   $          3,786   $          --
Receivables:
   Investment securities sold                  --                 --                 1                 --              --
   Sub-account units sold                      --                 --                --                 --              --
                                     ------------   ----------------   ---------------   ----------------   -------------
Total assets                                   --                 --            19,856              3,786              --
                                     ------------   ----------------   ---------------   ----------------   -------------
Liabilities
Payables:
   Investment securities purchased             --                 --                --                 --              --
   Sub-account units redeemed                  --                 --                --                 --              --
   Insurance fees due to Jackson
      of New York                              --                 --                 1                 --              --
                                     ------------   ----------------   ---------------   ----------------   -------------
Total liabilities                              --                 --                 1                 --              --
                                     ------------   ----------------   ---------------   ----------------   -------------
Net assets (Note 5)                  $         --   $             --   $        19,855   $          3,786   $          --
----------------------------------   ============   ================   ===============   ================   =============

(a)  Investment shares                         --                 --             2,488                961              --
       Investments at cost           $         --   $             --   $        33,942   $          5,943   $          --

                                                          JNL/
                                                      Oppenheimer       JNL/PAM        JNL/PAM      JNL/PIMCO
                                        JNL/MCM      Global Growth   Asia ex-Japan   China-India   Real Return
                                     VIP Portfolio     Portfolio       Portfolio      Portfolio     Portfolio
                                     -------------   -------------   -------------   -----------   -----------
Assets
Investments, at value (a)            $          --   $      34,856   $          --   $        --   $        --
Receivables:
   Investment securities sold                   --               1              --            --            --
   Sub-account units sold                       --              --              --            --            --
                                     -------------   -------------   -------------   -----------   -----------
Total assets                                    --          34,857              --            --            --
                                     -------------   -------------   -------------   -----------   -----------
Liabilities
Payables:
   Investment securities purchased              --              --              --            --            --
   Sub-account units redeemed                   --              --              --            --            --
   Insurance fees due to Jackson
      of New York                               --               1              --            --            --
                                     -------------   -------------   -------------   -----------   -----------
Total liabilities                               --               1              --            --            --
                                     -------------   -------------   -------------   -----------   -----------
Net assets (Note 5)                  $          --   $      34,856   $          --   $        --   $        --
----------------------------------   =============   =============   =============   ===========   ===========

(a)  Investment shares                          --           4,979              --            --            --
       Investments at cost           $          --   $      56,164   $          --   $        --   $        --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                                            JNL/            JNL/            JNL/              JNL/
                                          JNL/PIMCO      PPM America    PPM America      PPM America      PPM America
                                         Total Return    Core Equity     High Yield     Mid Cap Value   Small Cap Value
                                        Bond Portfolio    Portfolio    Bond Portfolio     Portfolio        Portfolio
                                        --------------   -----------   --------------   -------------   ---------------
Assets
Investments, at value (a)               $       60,248   $    17,987   $        3,148   $          --   $            --
Receivables:
   Investment securities sold                        2             1               --              --                --
   Sub-account units sold                           --            --               --              --                --
                                        --------------   -----------   --------------   -------------   ---------------
Total assets                                    60,250        17,988            3,148              --                --
                                        --------------   -----------   --------------   -------------   ---------------

Liabilities
Payables:
   Investment securities purchased                  --            --               --              --                --
   Sub-account units redeemed                       --            --               --              --                --
   Insurance fees due to Jackson
      of New York                                    2             1               --              --                --
                                        --------------   -----------   --------------   -------------   ---------------
Total liabilities                                    2             1               --              --                --
                                        --------------   -----------   --------------   -------------   ---------------
Net assets (Note 5)                     $       60,248   $    17,987   $        3,148   $          --   $            --
------------------------------------    ==============   ===========   ==============   =============   ===============

(a)  Investment shares                           5,442         1,444              706              --                --
       Investments at cost              $       64,502   $    30,016   $        4,745   $          --   $            --

                                            JNL/            JNL/                        JNL/S&P
                                        PPM America    Red Rocks Listed               Competitive       JNL/S&P
                                        Value Equity    Private Equity    JNL/S&P 4    Advantage      Disciplined
                                         Portfolio        Portfolio       Portfolio    Portfolio    Growth Portfolio
                                        ------------   ----------------   ---------   -----------   ----------------
Assets
Investments, at value (a)               $     35,182   $             --   $      --   $        --   $             --
Receivables:
   Investment securities sold                      1                 --          --            --                 --
   Sub-account units sold                         --                 --          --            --                 --
                                        ------------   ----------------   ---------   -----------   ----------------
Total assets                                  35,183                 --          --            --                 --
                                        ------------   ----------------   ---------   -----------   ----------------

Liabilities
Payables:
   Investment securities purchased                --                 --          --            --                 --
   Sub-account units redeemed                     --                 --          --            --                 --
   Insurance fees due to Jackson
      of New York                                  1                 --          --            --                 --
                                        ------------   ----------------   ---------   -----------   ----------------
Total liabilities                                  1                 --          --            --                 --
                                        ------------   ----------------   ---------   -----------   ----------------
Net assets (Note 5)                     $     35,182   $             --   $      --   $        --   $             --
------------------------------------    ============   ================   =========   ===========   ================

(a)  Investment shares                         4,648                 --          --            --                 --
       Investments at cost              $     68,587   $             --   $      --   $        --   $             --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                                                JNL/S&P             JNL/S&P                              JNL/
                                            JNL/S&P            Disciplined      Dividend Income       JNL/S&P         S&P Managed
                                          Disciplined           Moderate           & Growth      Intrinsic Value      Aggressive
                                       Moderate Portfolio   Growth Portfolio       Portfolio         Portfolio      Growth Portfolio
                                       ------------------   ----------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)              $               --   $             --    $            --   $            --   $         60,996
Receivables:
   Investment securities sold                          --                 --                 --                --                  2
   Sub-account units sold                              --                 --                 --                --                 --
                                       ------------------   ----------------    ---------------   ---------------   ----------------
Total assets                                           --                 --                 --                --             60,998
                                       ------------------   ----------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased                     --                 --                 --                --                 --
   Sub-account units redeemed                          --                 --                 --                --                 --
   Insurance fees due to Jackson
      of New York                                      --                 --                 --                --                  2
                                       ------------------   ----------------    ---------------   ---------------   ----------------
Total liabilities                                      --                 --                 --                --                  2
                                       ------------------   ----------------    ---------------   ---------------   ----------------
Net assets (Note 5)                    $               --   $             --    $            --   $            --   $         60,996
------------------------------------   ==================   ================    ===============   ===============   ================

(a)  Investment shares                                 --                 --                 --                --              7,270
       Investments at cost             $               --   $             --    $            --   $            --   $         86,574

                                           JNL/                              JNL/           JNL/
                                        S&P Managed         JNL/         S&P Managed     S&P Managed         JNL/S&P
                                       Conservative     S&P Managed        Moderate       Moderate        Retirement 2015
                                         Portfolio    Growth Portfolio    Portfolio    Growth Portfolio      Portfolio
                                       ------------   ----------------   -----------   ----------------   ---------------
Assets
Investments, at value (a)              $         --   $         26,422   $        --   $        575,693   $            --
Receivables:
   Investment securities sold                    --                  1            --                 24                --
   Sub-account units sold                        --                 --            --                 --                --
                                       ------------   ----------------   -----------   ----------------   ---------------
Total assets                                     --             26,423            --            575,717                --
                                       ------------   ----------------   -----------   ----------------   ---------------

Liabilities
Payables:
   Investment securities purchased               --                 --            --                 --                --
   Sub-account units redeemed                    --                 --            --                 --                --
   Insurance fees due to Jackson
      of New York                                --                  1            --                 24                --
                                       ------------   ----------------   -----------   ----------------   ---------------
Total liabilities                                --                  1            --                 24                --
                                       ------------   ----------------   -----------   ----------------   ---------------
Net assets (Note 5)                    $         --   $         26,422   $        --   $        575,693   $            --
------------------------------------   ============   ================   ===========   ================   ===============

(a)  Investment shares                           --              3,328            --             65,494                --
       Investments at cost             $         --   $         36,973   $        --   $        724,346   $            --

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2008

                                                                                JNL/
                                          JNL/S&P            JNL/S&P       S&P Retirement     JNL/S&P     JNL/Select
                                       Retirement 2020   Retirement 2025       Income       Total Yield    Balanced
                                         Portfolio          Portfolio        Portfolio       Portfolio    Portfolio
                                       ---------------   ---------------   --------------   -----------   ----------
Assets
Investments, at value (a)              $            --   $            --   $           --   $        --   $   33,546
Receivables:
   Investment securities sold                       --                --               --            --            1
   Sub-account units sold                           --                --               --            --           --
                                       ---------------   ---------------   --------------   -----------   ----------
Total assets                                        --                --               --            --       33,547
                                       ---------------   ---------------   --------------   -----------   ----------

Liabilities
Payables:
   Investment securities purchased                  --                --               --            --           --
   Sub-account units redeemed                       --                --               --            --           --
   Insurance fees due to Jackson
      of New York                                   --                --               --            --            1
                                       ---------------   ---------------   --------------   -----------   ----------
Total liabilities                                   --                --               --            --            1
                                       ---------------   ---------------   --------------   -----------   ----------
Net assets (Note 5)                    $            --   $            --   $           --   $        --   $   33,546
------------------------------------   ===============   ===============   ==============   ===========   ==========

(a)  Investment shares                              --                --               --            --        2,617
       Investments at cost             $            --   $            --   $           --   $        --   $   42,092

                                        JNL/Select        JNL/           JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                       Money Market   Select Value   Price Established    Price Mid-Cap     Price Value
                                        Portfolio      Portfolio      Growth Portfolio   Growth Portfolio    Portfolio
                                       ------------   ------------   -----------------   ----------------   -----------
Assets
Investments, at value (a)              $     36,142   $         --   $          76,625   $         21,973   $    53,095
Receivables:
   Investment securities sold                     1             --                   3                  1             2
   Sub-account units sold                        --             --                  --                 --            --
                                       ------------   ------------   -----------------   ----------------   -----------
Total assets                                 36,143             --              76,628             21,974        53,097
                                       ------------   ------------   -----------------   ----------------   -----------

Liabilities
Payables:
   Investment securities purchased               --             --                  --                 --            --
   Sub-account units redeemed                    --             --                  --                 --            --
   Insurance fees due to Jackson
      of New York                                 1             --                   3                  1             2
                                       ------------   ------------   -----------------   ----------------   -----------
Total liabilities                                 1             --                   3                  1             2
                                       ------------   ------------   -----------------   ----------------   -----------
Net assets (Note 5)                    $     36,142   $         --   $          76,625   $         21,973   $    53,095
------------------------------------   ============   ============   =================   ================   ===========

(a)  Investment shares                       36,142             --               6,033              1,356         7,607
       Investments at cost             $     36,142   $         --   $         121,328   $         35,107   $    95,458

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                       JNL/Capital
                                           JNL/AIM Global       JNL/AIM            JNL/AIM            JNL/AIM        Guardian Global
                                             Real Estate     International        Large Cap          Small Cap           Balanced
                                              Portfolio     Growth Portfolio   Growth Portfolio   Growth Portfolio      Portfolio
                                           --------------   ----------------   ----------------   ----------------   ---------------
Investment income
   Dividends                               $          113   $             43   $             31   $             --   $            --
                                           --------------   ----------------   ----------------   ----------------   ---------------

Expenses
   Insurance charges (Note 3)                          83                501                325                 --                --
                                           --------------   ----------------   ----------------   ----------------   ---------------
Total expenses                                         83                501                325                 --                --
                                           --------------   ----------------   ----------------   ----------------   ---------------
Net investment income (loss)                           30               (458)              (294)                --                --
                                           --------------   ----------------   ----------------   ----------------   ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                        883              1,769              1,041                 --                --
   Investments                                        (34)             9,671                 25                 --                --
Net change in unrealized appreciation
   (depreciation) on investments                   (2,865)           (23,270)           (11,045)                --                --
                                           --------------   ----------------   ----------------   ----------------   ---------------
Net realized and unrealized gain (loss)            (2,016)           (11,830)            (9,979)                --                --
                                           --------------   ----------------   ----------------   ----------------   ---------------

Net increase (decrease) in net assets
   from operations                         $       (1,986)  $        (12,288)  $        (10,273)  $             --   $            --
----------------------------------------   ==============   ================   ================   ================   ===============

                                              JNL/Capital       JNL/Capital       JNL/Capital      JNL/Credit Suisse       JNL/
                                           Guardian Global        Guardian       Guardian U.S.       Global Natural    Credit Suisse
                                             Diversified       International   SmalGrowth Equity       Resources        Long/Short
                                          Research Portfolio   Cap Portfolio      Portfolio            Portfolio        Portfolio
                                          ------------------   -------------   -----------------   -----------------   -------------
Investment income
   Dividends                              $               --   $          --   $              --   $              --   $          --
                                          ------------------   -------------   -----------------   -----------------   -------------

Expenses
   Insurance charges (Note 3)                             --              --                  75                  --              --
                                          ------------------   -------------   -----------------   -----------------   -------------
Total expenses                                            --              --                  75                  --              --
                                          ------------------   -------------   -----------------   -----------------   -------------
Net investment income (loss)                              --              --                 (75)                 --              --
                                          ------------------   -------------   -----------------   -----------------   -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                            --              --                  --                  --              --
   Investments                                            --              --                (444)                 --              --
Net change in unrealized appreciation
   (depreciation) on investments                          --              --              (2,192)                 --              --
                                          ------------------   -------------   -----------------   -----------------   -------------
Net realized and unrealized gain (loss)                   --              --              (2,636)                 --              --
                                          ------------------   -------------   -----------------   -----------------   -------------

Net increase (decrease) in net assets
   from operations                        $               --   $          --   $          (2,711)  $              --   $          --
----------------------------------------  ==================   =============   =================   =================   =============

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                                                               JNL/Franklin
                                             JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                            Core Equity  SmallCap Equity  Templeton Founding  Global Growth     Templeton
                                             Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                            -----------  ---------------  ------------------  -------------  ----------------
Investment income

   Dividends                                $       738  $            --  $               --  $          --  $             --
                                            -----------  ---------------  ------------------  -------------  ----------------

Expenses

   Insurance charges (Note 3)                       400               82                  --             --                --
                                            -----------  ---------------  ------------------  -------------  ----------------
Total expenses                                      400               82                  --             --                --
                                            -----------  ---------------  ------------------  -------------  ----------------
Net investment income (loss)                        338              (82)                 --             --                --
                                            -----------  ---------------  ------------------  -------------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies        7,573              260                  --             --                --
   Investments                                      (75)              (8)                 --             --                --
Net change in unrealized appreciation
   (depreciation) on investments                (20,673)          (2,688)                 --             --                --
                                            -----------  ---------------  ------------------  -------------  ----------------
Net realized and unrealized gain (loss)         (13,175)          (2,436)                 --             --                --
                                            -----------  ---------------  ------------------  -------------  ----------------

Net increase (decrease) in net assets
   from operations                          $   (12,837) $        (2,518) $               --  $          --  $             --
------------------------------------------  ===========  ===============  ==================  =============  ================

                                                               JNL/Franklin         JNL/         JNL/Goldman         JNL/
                                              JNL/Franklin       Templeton     Goldman Sachs   Sachs Emerging   Goldman Sachs
                                            Templeton Mutual     Small Cap       Core Plus      Markets Debt       Mid Cap
                                            Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                            ----------------  ---------------  --------------  --------------  ---------------
Investment income

   Dividends                                $             --  $            25  $        3,348  $           --  $            --
                                            ----------------  ---------------  --------------  --------------  ---------------

Expenses

   Insurance charges (Note 3)                            153               13           1,222              --               --
                                            ----------------  ---------------  --------------  --------------  ---------------
Total expenses                                           153               13           1,222              --               --
                                            ----------------  ---------------  --------------  --------------  ---------------
Net investment income (loss)                            (153)              12           2,126              --               --
                                            ----------------  ---------------  --------------  --------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies                83              216           1,315              --               --
   Investments                                           (38)              (4)            (21)             --               --
Net change in unrealized appreciation
   (depreciation) on investments                      (9,636)          (1,231)         (8,990)             --               --
                                            ----------------  ---------------  --------------  --------------  ---------------
Net realized and unrealized gain (loss)               (9,591)          (1,019)         (7,696)             --               --
                                            ----------------  ---------------  --------------  --------------  ---------------

Net increase (decrease) in net assets
   from operations                          $         (9,744) $        (1,007) $       (5,570) $           --  $            --
------------------------------------------  ================  ===============  ==============  ==============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                  JNL/                                        JNL/JPMorgan
                                              Goldman Sachs   JNL/JPMorgan     JNL/JPMorgan  U.S. Government     JNL/Lazard
                                             Short Duration   International   MidCap Growth  & Quality Bond   Emerging Markets
                                             Bond Portfolio  Value Portfolio    Portfolio       Portfolio        Portfolio
                                             --------------  ---------------  -------------  ---------------  ----------------
Investment income
   Dividends                                 $           --  $         1,244  $          --  $            --  $             --
                                             --------------  ---------------  -------------  ---------------  ----------------

Expenses
   Insurance charges (Note 3)                            --              843             --               --                --
                                             --------------  ---------------  -------------  ---------------  ----------------
Total expenses                                           --              843             --               --                --
                                             --------------  ---------------  -------------  ---------------  ----------------
Net investment income (loss)                             --              401             --               --                --
                                             --------------  ---------------  -------------  ---------------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies               --            9,605             --               --                --
   Investments                                           --              (35)            --               --                --
Net change in unrealized appreciation
   (depreciation) on investments                         --          (42,759)            --               --                --
                                             --------------  ---------------  -------------  ---------------  ----------------
Net realized and unrealized gain (loss)                  --          (33,189)            --               --                --
                                             --------------  ---------------  -------------  ---------------  ----------------

Net increase (decrease) in net assets
   from operations                           $           --  $       (32,788) $          --  $            --  $             --
------------------------------------------   ==============  ===============  =============  ===============  ================

                                               JNL/Lazard         JNL/Lazard        JNL/M&G        JNL/M&G       JNL/MCM
                                                 Mid Cap          Small Cap      Global Basics  Global Leaders   10 x 10
                                             Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)   Portfolio
                                             ----------------  ----------------  -------------  --------------  ---------
Investment income
   Dividends                                 $            417  $             --  $          --  $           --  $      --
                                             ----------------  ----------------  -------------  --------------  ---------

Expenses
   Insurance charges (Note 3)                             478               328             --              --         --
                                             ----------------  ----------------  -------------  --------------  ---------
Total expenses                                            478               328             --              --         --
                                             ----------------  ----------------  -------------  --------------  ---------
Net investment income (loss)                              (61)             (328)            --              --         --
                                             ----------------  ----------------  -------------  --------------  ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies                161               510             --              --         --
   Investments                                           (209)             (151)            --              --         --
Net change in unrealized appreciation
   (depreciation) on investments                      (14,893)          (10,209)            --              --         --
                                             ----------------  ----------------  -------------  --------------  ---------
Net realized and unrealized gain (loss)               (14,941)           (9,850)            --              --         --
                                             ----------------  ----------------  -------------  --------------  ---------

Net increase (decrease) in net assets
   from operations                           $        (15,002) $        (10,178) $          --  $           --  $      --
------------------------------------------   ================  ================  =============  ==============  =========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                            JNL/MCM        JNL/MCM           JNL/MCM         JNL/MCM
                                                JNL/MCM    Bond Index   Communications    Consumer Brands  Dow Dividend
                                             25 Portfolio   Portfolio  Sector Portfolio  Sector Portfolio   Portfolio
                                             ------------  ----------  ---------------   ---------------   ------------
Investment income
   Dividends                                 $         --  $       --  $             --  $             --  $         --
                                             ------------  ----------  ----------------  ----------------  ------------

Expenses
   Insurance charges (Note 3)                          --          38                --                --            --
                                             ------------  ----------  ----------------  ----------------  ------------
Total expenses                                         --          38                --                --            --
                                             ------------  ----------  ----------------  ----------------  ------------
Net investment income (loss)                           --         (38)               --                --            --
                                             ------------  ----------  ----------------  ----------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies             --          --                --                --            --
   Investments                                         --         122                (3)               --            --
Net change in unrealized appreciation
   (depreciation) on investments                       --        (111)               --                --            --
                                             ------------  ----------  ----------------  ----------------  ------------
Net realized and unrealized gain (loss)                --          11                (3)               --            --
                                             ------------  ----------  ----------------  ----------------  ------------

Net increase (decrease) in net assets
   from operations                           $         --  $      (27) $             (3) $             --  $         --
------------------------------------------   ============  ==========  ================  ================  ============

                                                JNL/MCM
                                                Enhanced        JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
                                              S&P 500 Stock    European 30     Financial         Healthcare      Index 5
                                             Index Portfolio  Portfolio(a)  Sector Portfolio  Sector Portfolio  Portfolio
                                             ---------------  ------------  ----------------  ----------------  ---------
Investment income
   Dividends                                 $            --  $         --  $             --  $             --  $      --
                                             ---------------  ------------  ----------------  ----------------  ---------

Expenses
   Insurance charges (Note 3)                             --            --                --                --         --
                                             ---------------  ------------  ----------------  ----------------  ---------
Total expenses                                            --            --                --                --         --
                                             ---------------  ------------  ----------------  ----------------  ---------
Net investment income (loss)                              --            --                --                --         --
                                             ---------------  ------------  ----------------  ----------------  ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies                --            --                --                --         --
   Investments                                            --            --                --                --         --
Net change in unrealized appreciation
   (depreciation) on investments                          --            --                --                --         --
                                             ---------------  ------------  ----------------  ----------------  ---------
Net realized and unrealized gain (loss)                   --            --                --                --         --
                                             ---------------  ------------  ----------------  ----------------  ---------

Net increase (decrease) in net assets
   from operations                           $            --  $         --  $             --  $             --  $      --
------------------------------------------   ===============  ============  ================  ================  =========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                 JNL/MCM       JNL/MCM      JNL/MCM      JNL/MCM        JNL/MCM
                                              International     JNL 5    JNL Optimized  Nasdaq 25  NYSE International
                                             Index Portfolio  Portfolio   5 Portfolio   Portfolio     25 Portfolio
                                             ---------------  ---------  -------------  ---------  ------------------
Investment income
   Dividends                                 $            --  $   5,322  $          --  $      --  $               --
                                             ---------------  ---------  -------------  ---------  ------------------

Expenses
   Insurance charges (Note 3)                             54      3,555             --         --                  --
                                             ---------------  ---------  -------------  ---------  ------------------
Total expenses                                            54      3,555             --         --                  --
                                             ---------------  ---------  -------------  ---------  ------------------
Net investment income (loss)                             (54)     1,767             --         --                  --
                                             ---------------  ---------  -------------  ---------  ------------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies                --     30,969             --         --                  --
   Investments                                           259     (1,138)            --         --                  --
Net change in unrealized appreciation
   (depreciation) on investments                      (1,678)  (157,333)            --         --                  --
                                             ---------------  ---------  -------------  ---------  ------------------
Net realized and unrealized gain (loss)               (1,419)  (127,502)            --         --                  --
                                             ---------------  ---------  -------------  ---------  ------------------

Net increase (decrease) in net assets
   from operations                           $        (1,473) $(125,735) $          --  $      --  $               --
------------------------------------------   ===============  =========  =============  =========  ==================

                                                 JNL/MCM           JNL/MCM       JNL/MCM       JNL/MCM         JNL/MCM
                                                Oil & Gas      Pacific Rim 30     S&P 24    S&P 400 MidCap     S&P 500
                                             Sector Portfolio    Portfolio(a)   Portfolio  Index Portfolio  Index Portfolio
                                             ----------------  ---------------  ---------  ---------------  ---------------
Investment income

   Dividends                                 $            291  $            --  $      --  $           424  $            --
                                             ----------------  ---------------  ---------  ---------------  ---------------

Expenses

   Insurance charges (Note 3)                             744               --         --              650               41
                                             ----------------  ---------------  ---------  ---------------  ---------------
Total expenses                                            744               --         --              650               41
                                             ----------------  ---------------  ---------  ---------------  ---------------
Net investment income (loss)                             (453)              --         --             (226)             (41)
                                             ----------------  ---------------  ---------  ---------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:

   Distributions from investment companies              3,335               --         --            2,848               --
   Investments                                          1,017               --         --             (528)             (78)
Net change in unrealized appreciation
   (depreciation) on investments                      (25,565)              --         --          (20,633)            (791)
                                             ----------------  ---------------  ---------  ---------------  ---------------
Net realized and unrealized gain (loss)               (21,213)              --         --          (18,313)            (869)
                                             ----------------  ---------------  ---------  ---------------  ---------------

Net increase (decrease) in net assets
   from operations                           $        (21,666) $            --  $      --  $       (18,539) $          (910)
------------------------------------------   ================  ===============  =========  ===============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                               JNL/MCM        JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                              S&P SMid    Select Small-Cap    Small Cap         Technology     Value Line 30
                                            60 Portfolio     Portfolio      Index Portfolio  Sector Portfolio    Portfolio
                                            ------------  ----------------  ---------------  ----------------  -------------
Investment income
   Dividends                                $         --  $             --  $           339  $              1  $          --
                                            ------------  ----------------  ---------------  ----------------  -------------
Expenses
   Insurance charges (Note 3)                         --                --              456                82             --
                                            ------------  ----------------  ---------------  ----------------  -------------
Total expenses                                        --                --              456                82             --
                                            ------------  ----------------  ---------------  ----------------  -------------
Net investment income (loss)                          --                --             (117)              (81)            --
                                            ------------  ----------------  ---------------  ----------------  -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            --                --            1,464               345             --
   Investments                                        --                --           (1,247)              (40)            --
Net change in unrealized appreciation
   (depreciation) on investments                      --                --          (11,574)           (3,246)            --
                                            ------------  ----------------  ---------------  ----------------  -------------
Net realized and unrealized gain (loss)               --                --          (11,357)           (2,941)            --
                                            ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net assets
   from operations                          $         --  $             -- $        (11,474) $         (3,022) $           --
------------------------------------------  ============  ================  ===============  ================  =============

                                                               JNL/
                                                           Oppenheimer      JNL/PAM       JNL/PAM       JNL/PIMCO
                                               JNL/MCM     Global Growth  Asia ex-Japan  China-India   Real Return
                                            VIP Portfolio    Portfolio    Portfolio(a)   Portfolio(a)   Portfolio
                                            -------------  -------------  -------------  ------------  -----------
Investment income
   Dividends                                $          --  $         674  $          --  $         --  $        --
                                            -------------  -------------  -------------  ------------  -----------
Expenses
   Insurance charges (Note 3)                          --            677             --            --           11
                                            -------------  -------------  -------------  ------------  -----------
Total expenses                                         --            677             --            --           11
                                            -------------  -------------  -------------  ------------  -----------
Net investment income (loss)                           --             (3)            --            --          (11)
                                            -------------  -------------  -------------  ------------  -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             --          6,251             --            --           --
   Investments                                         --           (119)            --            --         (724)
Net change in unrealized appreciation
   (depreciation) on investments                       --        (30,418)            --            --           --
                                            -------------  -------------  -------------  ------------  -----------
Net realized and unrealized gain (loss)                --        (24,286)            --            --         (724)
                                            -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in net assets
   from operations                          $          --  $     (24,289) $          --  $         --  $      (735)
------------------------------------------  =============  =============  =============  ============  ===========

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                                JNL/          JNL/            JNL/            JNL/
                                               JNL/PIMCO    PPM America    PPM America    PPM America     PPM America
                                             Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                            Bond Portfolio   Portfolio   Bond Portfolio   Portfolio(a)    Portfolio(a)
                                            --------------  -----------  --------------  -------------  ---------------
Investment income
   Dividends                                $        2,646  $        47  $          383  $          --  $            --
                                            --------------  -----------  --------------  -------------  ---------------
Expenses
   Insurance charges (Note 3)                          582          381              20             --               --
                                            --------------  -----------  --------------  -------------  ---------------
Total expenses                                         582          381              20             --               --
                                            --------------  -----------  --------------  -------------  ---------------
Net investment income (loss)                         2,064         (334)            363             --               --
                                            --------------  -----------  --------------  -------------  ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           2,357           --              --             --               --
   Investments                                           7         (787)             (5)            --               --
Net change in unrealized appreciation
   (depreciation) on investments                    (5,003)     (12,133)         (1,597)            --               --
                                            --------------  -----------  --------------  -------------  ---------------
Net realized and unrealized gain (loss)             (2,639)     (12,920)         (1,602)            --               --
                                            --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net assets
   from operations                          $         (575) $   (13,254) $       (1,239) $          --  $            --
------------------------------------------  ==============  ===========  ==============  =============  ===============

                                                JNL/            JNL/                     JNL/S&P
                                            PPM America   Red Rocks Listed             Competitive       JNL/S&P
                                            Value Equity   Private Equity   JNL/S&P 4   Advantage      Disciplined
                                             Portfolio      Portfolio(b)    Portfolio   Portfolio   Growth Portfolio
                                            ------------  ----------------  ---------  -----------  ----------------
Investment income
   Dividends                                $      1,363  $             --  $      --  $        --  $             --
                                            ------------  ----------------  ---------  -----------  ----------------
Expenses
   Insurance charges (Note 3)                      1,936                --         --           --                --
                                            ------------  ----------------  ---------  -----------  ----------------
Total expenses                                     1,936                --         --           --                --
                                            ------------  ----------------  ---------  -----------  ----------------
Net investment income (loss)                        (573)               --         --           --                 -
                                            ------------  ----------------  ---------  -----------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         6,956                --         --           --                --
   Investments                                   (12,798)               --         --           --                --
Net change in unrealized appreciation
   (depreciation) on investments                 (53,066)               --         --           --                --
                                            ------------  ----------------  ---------  -----------  ----------------
Net realized and unrealized gain (loss)          (58,908)               --         --           --                --
                                            ------------  ----------------  ---------  -----------  ----------------
Net increase (decrease) in net assets
   from operations                          $    (59,481) $             --  $      --  $        --  $             --
------------------------------------------  ============  ================  =========  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                                   JNL/S&P           JNL/S&P                             JNL/
                                                JNL/S&P          Disciplined     Dividend Income      JNL/S&P        S&P Managed
                                              Disciplined          Moderate          & Growth     Intrinsic Value     Aggressive
                                           Moderate Portfolio  Growth Portfolio     Portfolio        Portfolio     Growth Portfolio
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Investment income
   Dividends                               $               --  $             --  $            --  $            --  $            321
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                              --                --               --               --             1,577
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Total expenses                                             --                --               --               --             1,577
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Net investment income (loss)                               --                --               --               --            (1,256)
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                 --                --               --               --             4,138
   Investments                                             --                --               --               --            (6,212)
Net change in unrealized appreciation
   (depreciation) on investments                           --                --               --               --           (49,190)
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)                    --                --               --               --           (51,264)
                                           ------------------  ----------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                         $               --  $             --  $            --  $            --  $        (52,520)
------------------------------------------ ==================  ================  ===============  ===============  ================

                                               JNL/                            JNL/           JNL/
                                             S&P Managed        JNL/        S&P Managed    S&P Managed         JNL/S&P
                                            Conservative    S&P Managed       Moderate       Moderate      Retirement 2015
                                              Portfolio   Growth Portfolio   Portfolio   Growth Portfolio     Portfolio
                                            ------------  ----------------  -----------  ----------------  ---------------
Investment income
   Dividends                                $         --  $            198  $        --  $         16,151  $             -
                                            ------------  ----------------  -----------  ----------------  ---------------

Expenses
   Insurance charges (Note 3)                         --             1,069           --            11,623                -
                                            ------------  ----------------  -----------  ----------------  ---------------
Total expenses                                        --             1,069           --            11,623                -
                                            ------------  ----------------  -----------  ----------------  ---------------
Net investment income (loss)                          --              (871)          --             4,528                -
                                            ------------  ----------------  -----------  ----------------  ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            --             2,749           --            30,487                -
   Investments                                        --             5,040           --            13,112                -
Net change in unrealized appreciation
   (depreciation) on investments                      --           (29,125)          --          (293,906)               -
                                            ------------  ----------------  -----------  ----------------  ---------------
Net realized and unrealized gain (loss)               --           (21,336)          --          (250,307)               -
                                            ------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                          $         --         $ (22,207) $        --  $       (245,779) $             -
------------------------------------------  ============  ================  ===========  ================  ===============

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2008

                                                                                  JNL/
                                                JNL/S&P          JNL/S&P      S&P Retirement    JNL/S&P    JNL/Select
                                            Retirement 2020  Retirement 2025      Income      Total Yield   Balanced
                                               Portfolio        Portfolio        Portfolio     Portfolio   Portfolio
                                            ---------------  ---------------  --------------  -----------  ----------
Investment income
   Dividends                                $            --  $            --  $           --  $        --  $      953
                                            ---------------  ---------------  --------------  ----------- -----------
Expenses
   Insurance charges (Note 3)                            --               --              --           --         986
                                            ---------------  ---------------  --------------  ----------- -----------
Total expenses                                           --               --              --           --         986
                                            ---------------  ---------------  --------------  ----------- -----------
Net investment income (loss)                             --               --              --           --         (33)
                                            ---------------  ---------------  --------------  ----------- -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               --               --              --           --       1,589
   Investments                                           --               --              --           --      (5,021)
Net change in unrealized appreciation
   (depreciation) on investments                         --               --              --           --     (13,643)
                                            ---------------  ---------------  --------------  ----------- -----------
Net realized and unrealized gain (loss)                  --               --              --           --     (17,075)
                                            ---------------  ---------------  --------------  ----------- -----------
Net increase (decrease) in net assets
   from operations                          $            --  $            --  $           --  $        --  $  (17,108)
------------------------------------------  ===============  ===============  ==============  ===========  ==========

                                             JNL/Select       JNL/         JNL/T.Rowe         JNL/T.Rowe     JNL/T.Rowe
                                            Money Market  Select Value  Price Established   Price Mid-Cap    Price Value
                                             Portfolio     Portfolio    Growth Portfolio   Growth Portfolio   Portfolio
                                            ------------  ------------  -----------------  ----------------  -----------
Investment income
   Dividends                                $        141  $         --  $              94  $             --  $     1,457
                                            ------------  ------------  -----------------  ----------------  -----------
Expenses
   Insurance charges (Note 3)                        143            --              1,172               439        1,141
                                            ------------  ------------  -----------------  ----------------  -----------
Total expenses                                       143            --              1,172               439        1,141
                                            ------------  ------------  -----------------  ----------------  -----------
Net investment income (loss)                          (2)           --             (1,078)             (439)         316
                                            ------------  ------------  -----------------  ----------------  -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            --            --                823             2,192        8,727
   Investments                                        --            --               (306)             (277)        (246)
Net change in unrealized appreciation
   (depreciation) on investments                      --            --            (52,223)          (17,123)     (46,146)
                                            ------------  ------------  -----------------  ----------------  -----------
Net realized and unrealized gain (loss)               --            --            (51,706)          (15,208)     (37,665)
                                            ------------  ------------  -----------------  ----------------  -----------
Net increase (decrease) in net assets
   from operations                          $         (2) $         --  $         (52,784) $        (15,647) $   (37,349)
------------------------------------------  ============  ============  =================  ================  ===========

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                       JNL/Capital
                                             JNL/AIM Global        JNL/AIM            JNL/AIM           JNL/AIM      Guardian Global
                                               Real Estate      International        Large Cap         Small Cap        Balanced
                                                Portfolio     Growth Portfolio   Growth Portfolio  Growth Portfolio     Portfolio
                                             --------------   ----------------   ----------------  ----------------  ---------------
Operations
   Net investment income (loss)              $           30   $           (458)  $           (294) $             --  $            --
   Net realized gain (loss) on investments              849             11,440              1,066                --               --
   Net change in unrealized appreciation
     (depreciation) on investments                   (2,865)           (23,270)           (11,045)               --               --
                                             --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                                   (1,986)           (12,288)           (10,273)               --               --
                                             --------------   ----------------   ----------------  ----------------  ---------------

Contract transactions (1)
   Purchase payments                                     --                 --                 --                --               --
   Surrenders and terminations                           --                 --                 --                --               --
   Transfers between portfolios                        (282)           (35,285)                --                --               --
   Policyholder charges (Note 3)                         --                 (5)                --                --               --
                                             --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                               (282)           (35,290)                --                --               --
                                             --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets                (2,268)           (47,578)           (10,273)               --               --
Net assets beginning of period                        6,264             54,452             26,621                --               --
                                             --------------   ----------------   ----------------  ----------------  ---------------
Net assets end of period                     $        3,996   $          6,874   $         16,348  $             --  $            --
-------------------------------------------  ==============   ================   ================  ================  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                  603              4,188              1,690                --               --

      Units Issued                                       73                 --                 --                --               --
      Units Redeemed                                    (69)            (3,279)                --                --               --
                                             --------------   ----------------   ----------------  ----------------  ---------------
Units Outstanding at December 31, 2008                  607                909              1,690                --               --
                                             ==============   ================   ================  ================  ===============

                                                                  JNL/Capital
                                                JNL/Capital        Guardian       JNL/Capital      JNL/Credit Suisse      JNL/
                                              Guardian Global    International    Guardian U.S.     Global Natural    Credit Suisse
                                                Diversified        Small Cap     Growth Equity        Resources        Long/Short
                                             Research Portfolio    Portfolio       Portfolio          Portfolio         Portfolio
                                             ------------------  -------------  -----------------   -----------------  -------------
Operations
   Net investment income (loss)              $               --  $          --  $             (75)  $              --  $          --
   Net realized gain (loss) on investments                   --             --               (444)                 --             --
   Net change in unrealized appreciation
     (depreciation) on investments                           --             --             (2,192)                 --             --
                                             ------------------  -------------  -----------------   -----------------  -------------
Net increase (decrease) in net assets
   from operations                                           --             --             (2,711)                 --             --
                                             ------------------  -------------  -----------------   -----------------  -------------

Contract transactions (1)
   Purchase payments                                         --             --                 --                  --             --
   Surrenders and terminations                               --             --             (4,114)                 --             --
   Transfers between portfolios                              --             --                  1                  --             --
   Policyholder charges (Note 3)                             --             --                 (6)                 --             --
                                             ------------------  -------------  -----------------   -----------------  -------------
Net increase (decrease) in net assets from
   contract transactions                                     --             --             (4,119)                 --             --
                                             ------------------  -------------  -----------------   -----------------  -------------
Net increase (decrease) in net assets                        --             --             (6,830)                 --             --
Net assets beginning of period                               --             --              6,830                  --             --
                                             ------------------  -------------  -----------------   -----------------  -------------
Net assets end of period                     $               --  $          --  $              --   $              --  $          --
-------------------------------------------  ==================  =============  =================   =================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                       --             --                920                  --             --

      Units Issued                                           --             --                 --                  --             --
      Units Redeemed                                         --             --               (920)                 --             --
                                             ------------------  -------------  -----------------   -----------------  -------------
Units Outstanding at December 31, 2008                       --             --                 --                  --             --
                                             ==================  =============  =================   =================  =============

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                    JNL/Franklin
                                               JNL/Eagle       JNL/Eagle          JNL/Franklin       Templeton        JNL/Franklin
                                              Core Equity   SmallCap Equity   Templeton Founding   Global Growth        Templeton
                                               Portfolio       Portfolio      Strategy Portfolio     Portfolio      Income Portfolio
                                              -----------   ---------------   ------------------   -------------    ----------------
Operations
   Net investment income (loss)               $       338   $           (82)  $               --   $          --    $             --
   Net realized gain (loss) on investments          7,498               252                   --              --                  --
   Net change in unrealized appreciation
     (depreciation) on investments                (20,673)           (2,688)                  --              --                  --
                                              -----------   ---------------   ------------------   -------------    ----------------
Net increase (decrease) in net assets
   from operations                                (12,837)           (2,518)                  --              --                  --
                                              -----------   ---------------   ------------------   -------------    ----------------

Contract transactions (1)
   Purchase payments                                   --                --                   --              --                  --
   Surrenders and terminations                         --                --                   --              --                  --
   Transfers between portfolios                        --                --                   --              --                  --
   Policyholder charges (Note 3)                       (7)               --                   --              --                  --
                                              -----------   ---------------   ------------------   -------------    ----------------
Net increase (decrease) in net assets from
   contract transactions                               (7)               --                   --              --                  --
                                              -----------   ---------------   ------------------   -------------    ----------------
Net increase (decrease) in net assets             (12,844)           (2,518)                  --              --                  --

Net assets beginning of period                     32,139             6,422                   --              --                  --
                                              -----------   ---------------   ------------------   -------------    ----------------
Net assets end of period                      $    19,295   $         3,904   $               --   $          --    $             --
--------------------------------------------  ===========   ===============   ==================   =============    ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007              2,678               428                   --              --                  --

      Units Issued                                     --                --                   --              --                  --
      Units Redeemed                                   (1)               --                   --              --                  --
                                              -----------   ---------------   ------------------   -------------    ----------------
Units Outstanding at December 31, 2008              2,677               428                   --              --                  --
                                              ===========   ===============   ==================   =============    ================

                                                                  JNL/Franklin          JNL/          JNL/Goldman         JNL/
                                                JNL/Franklin        Templeton      Goldman Sachs    Sachs Emerging    Goldman Sachs
                                              Templeton Mutual      Small Cap        Core Plus        Markets Debt       Mid Cap
                                              Shares Portfolio   Value Portfolio   Bond Portfolio    Portfolio(a)    Value Portfolio
                                              ----------------   ---------------   --------------   --------------   ---------------
Operations
   Net investment income (loss)               $           (153)  $            12   $        2,126   $           --   $            --
   Net realized gain (loss) on investments                  45               212            1,294               --                --
   Net change in unrealized appreciation
     (depreciation) on investments                      (9,636)           (1,231)          (8,990)              --                --
                                              ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets
   from operations                                      (9,744)           (1,007)          (5,570)              --                --
                                              ----------------   ---------------   --------------   --------------   ---------------

Contract transactions (1)
   Purchase payments                                        --                --               --               --                --
   Surrenders and terminations                              --                --           (2,240)              --                --
   Transfers between portfolios                         33,639             2,925            4,386               --                --
   Policyholder charges (Note 3)                            --                --               (8)              --                --
                                              ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets from
   contract transactions                                33,639             2,925            2,138               --                --
                                              ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets                   23,895             1,918           (3,432)              --                --

Net assets beginning of period                              --                --           83,315               --                --
                                              ----------------   ---------------   --------------   --------------   ---------------
Net assets end of period                      $         23,895   $         1,918   $       79,883   $           --   $            --
-------------------------------------------   ================   ===============   ==============   ==============   ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                      --                --            6,602               --                --

      Units Issued                                       3,955               293              363               --                --
      Units Redeemed                                        --                --             (189)              --                --
                                              ----------------   ---------------   --------------   --------------   ---------------
Units Outstanding at December 31, 2008                   3,955               293            6,776               --                --
                                              ================   ===============   ==============   ==============   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                    JNL/                                            JNL/JPMorgan
                                                Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                               Short Duration    International    MidCap Growth   & Quality Bond    Emerging Markets
                                               Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                               --------------   ---------------   -------------   ---------------   ----------------
Operations
   Net investment income (loss)                $           --   $           401   $          --   $            --   $             --
   Net realized gain (loss) on investments                 --             9,570              --                --                 --
   Net change in unrealized appreciation
     (depreciation) on investments                         --           (42,759)             --                --                 --
                                               --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets
   from operations                                         --           (32,788)             --                --                 --
                                               --------------   ---------------   -------------   ---------------   ----------------

Contract transactions (1)
   Purchase payments                                       --                --              --                --                 --
   Surrenders and terminations                             --                --              --                --                 --
   Transfers between portfolios                            --             2,105              --                --                 --
   Policyholder charges (Note 3)                           --                --              --                --                 --
                                               --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets from
   contract transactions                                   --             2,105              --                --                 --
                                               --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets                      --           (30,683)             --                --                 --
Net assets beginning of period                             --            70,678              --                --                 --
                                               --------------   ---------------   -------------   ---------------   ----------------
Net assets end of period                       $           --   $        39,995   $          --   $            --   $             --
-------------------------------------------    ==============   ===============   =============   ===============   ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                     --             3,530              --                --                 --

      Units Issued                                         --               149              --                --                 --
      Units Redeemed                                       --               (26)             --                --                 --
                                               --------------   ---------------   -------------   ---------------   ----------------
Units Outstanding at December 31, 2008                     --             3,653              --                --                 --
                                               ==============   ===============   =============   ===============   ================

                                                JNL/Lazard          JNL/Lazard        JNL/M&G         JNL/M&G       JNL/MCM
                                                  Mid Cap           Small Cap      Global Basics   Global Leaders    10 x 10
                                             Equity Portfolio   Equity Portfolio   Portfolio(a)     Portfolio(a)    Portfolio
                                             ----------------   ----------------   -------------   --------------   ---------
Operations
   Net investment income (loss)              $            (61)  $           (328)  $          --   $           --   $      --
   Net realized gain (loss) on investments                (48)               359              --               --          --
   Net change in unrealized appreciation
     (depreciation) on investments                    (14,893)           (10,209)             --               --          --
                                             ----------------   ----------------   -------------   --------------   ---------
Net increase (decrease) in net assets
   from operations                                    (15,002)           (10,178)             --               --          --
                                             ----------------   ----------------   -------------   --------------   ---------

Contract transactions (1)
   Purchase payments                                       --                 --              --               --          --
   Surrenders and terminations                             --                 --              --               --          --
   Transfers between portfolios                            --                 --              --               --          --
   Policyholder charges (Note 3)                           (4)                --              --               --          --
                                             ----------------   ----------------   -------------   --------------   ---------
Net increase (decrease) in net assets from
   contract transactions                                   (4)                --              --               --          --
                                             ----------------   ----------------   -------------   --------------   ---------
Net increase (decrease) in net assets                 (15,006)           (10,178)             --               --          --
Net assets beginning of period                         37,625             25,773              --               --          --
                                             ----------------   ----------------   -------------   --------------   ---------
Net assets end of period                     $         22,619   $         15,595   $          --   $           --   $      --
-------------------------------------------  ================   ================   =============   ==============   =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                  2,106              1,992              --               --          --

      Units Issued                                         --                 --              --               --          --
      Units Redeemed                                       --                 --              --               --          --
                                             ----------------   ----------------   -------------   --------------   ---------
Units Outstanding at December 31, 2008                  2,106              1,992              --               --          --
                                             ================   ================   =============   ==============   =========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                             JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                                               JNL/MCM      Bond Index    Communications    Consumer Brands    Dow Dividend
                                             25 Portfolio    Portfolio   Sector Portfolio   Sector Portfolio    Portfolio
                                             ------------   ----------   ----------------   ----------------   ------------
Operations
   Net investment income (loss)              $         --   $      (38)  $             --   $             --   $         --
   Net realized gain (loss) on investments             --          122                 (3)                --             --
   Net change in unrealized appreciation
     (depreciation) on investments                     --         (111)                --                 --             --
                                             ------------   ----------   ----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                                     --          (27)                (3)                --             --
                                             ------------   ----------   ----------------   ----------------   ------------

Contract transactions (1)
   Purchase payments                                   --           --                 --                 --             --
   Surrenders and terminations                         --         (404)                --                 --             --
   Transfers between portfolios                        --       (3,088)                 3                 --             --
   Policyholder charges (Note 3)                       --           (2)                --                 --             --
                                             ------------   ----------   ----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                               --       (3,494)                 3                 --             --
                                             ------------   ----------   ----------------   ----------------   ------------
Net increase (decrease) in net assets                  --       (3,521)                --                 --             --

Net assets beginning of period                         --        3,521                 --                 --             --
                                             ------------   ----------   ----------------   ----------------   ------------
Net assets end of period                     $         --   $       --   $             --   $             --   $         --
-------------------------------------------  ============   ==========   ================   ================   ============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                 --          319                 --                 --             --

      Units Issued                                     --           --                 --                 --             --
      Units Redeemed                                   --         (319)                --                 --             --
                                             ------------   ----------   ----------------   ----------------   ------------
Units Outstanding at December 31, 2008                 --           --                 --                 --             --
                                             ============   ==========   ================   ================   ============

                                                JNL/MCM
                                                Enhanced         JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM
                                              S&P 500 Stock     European 30      Financial          Healthcare       Index 5
                                             Index Portfolio   Portfolio(a)   Sector Portfolio   Sector Portfolio   Portfolio
                                             ---------------   ------------   ----------------   ----------------   ---------
Operations
   Net investment income (loss)              $            --   $         --   $             --   $             --   $      --
   Net realized gain (loss) on investments                --             --                 --                 --          --
   Net change in unrealized appreciation
     (depreciation) on investments                        --             --                 --                 --          --
                                             ---------------   ------------   ----------------   ----------------   ---------
Net increase (decrease) in net assets
   from operations                                        --             --                 --                 --          --
                                             ---------------   ------------   ----------------   ----------------   ---------

Contract transactions (1)
   Purchase payments                                      --             --                 --                 --          --
   Surrenders and terminations                            --             --                 --                 --          --
   Transfers between portfolios                           --             --                 --                 --          --
   Policyholder charges (Note 3)                          --             --                 --                 --          --
                                             ---------------   ------------   ----------------   ----------------   ---------
Net increase (decrease) in net assets from
   contract transactions                                  --             --                 --                 --          --
                                             ---------------   ------------   ----------------   ----------------   ---------
Net increase (decrease) in net assets                     --             --                 --                 --          --

Net assets beginning of period                            --             --                 --                 --          --
                                             ---------------   ------------   ----------------   ----------------   ---------
Net assets end of period                     $            --   $         --   $             --   $             --   $      --
-------------------------------------------  ===============   ============   ================   ================   =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                    --             --                 --                 --          --

      Units Issued                                        --             --                 --                 --          --
      Units Redeemed                                      --             --                 --                 --          --
                                             ---------------   ------------   ----------------   ----------------   ---------
Units Outstanding at December 31, 2008                    --             --             --                     --          --
                                             ===============   ============   ================   ================   =========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                JNL/MCM       JNL/MCM      JNL/MCM       JNL/MCM        JNL/MCM
                                             International     JNL 5    JNL Optimized   Nasdaq 25  NYSE International
                                            Index Portfolio  Portfolio   5 Portfolio    Portfolio     25 Portfolio
                                            ---------------  ---------  -------------  ----------  ------------------
Operations
   Net investment income (loss)             $           (54) $   1,767  $          --  $       --  $               --
   Net realized gain (loss) on investments              259     29,831             --          --                  --
   Net change in unrealized appreciation
     (depreciation) on investments                   (1,678)  (157,333)            --          --                  --
                                            ---------------  ---------  -------------  ----------  ------------------
Net increase (decrease) in net assets
   from operations                                   (1,473)  (125,735)            --          --                  --
                                            ---------------  ---------  -------------  ----------  ------------------

Contract transactions (1)
   Purchase payments                                     --         --             --          --                  --
   Surrenders and terminations                         (557)        --             --          --                  --
   Transfers between portfolios                      (3,635)        --             --          --                  --
   Policyholder charges (Note 3)                         (1)       (37)            --          --                  --
                                            ---------------  ---------  -------------  ----------  ------------------
Net increase (decrease) in net assets from
   contract transactions                             (4,193)       (37)            --          --                  --
                                            ---------------  ---------  -------------  ----------  ------------------

Net increase (decrease) in net assets                (5,666)  (125,772)            --          --                  --

Net assets beginning of period                        5,666    289,775             --          --                  --
                                            ---------------  ---------  -------------  ----------  ------------------
Net assets end of period                    $            --  $ 164,003  $          --  $       --  $               --
                                            ===============  =========  =============  ==========  ==================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                  322     22,265             --          --                  --
                                                                                               --
      Units Issued                                       --         --             --          --                  --
      Units Redeemed                                   (322)        (4)            --          --                  --
                                            ---------------  ---------  -------------  ----------  ------------------
Units Outstanding at December 31, 2008                   --      22,261            --          --                  --
                                            ===============  ========== =============  ==========  ==================

                                                JNL/MCM           JNL/MCM       JNL/MCM       JNL/MCM          JNL/MCM
                                                Oil & Gas      Pacific Rim 30    S&P 24    S&P 400 MidCap      S&P 500
                                            Sector Portfolio    Portfolio(a)   Portfolio  Index Portfolio  Index Portfolio
                                            ---------------------------------  -------------------------------------------
Operations
   Net investment income (loss)             $           (453) $            --  $      --  $          (226) $           (41)
   Net realized gain (loss) on investments             4,352               --         --            2,320              (78)
   Net change in unrealized appreciation
     (depreciation) on investments                   (25,565)              --         --          (20,633)            (791)
                                            ----------------  ---------------  ---------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                                   (21,666)              --         --          (18,539)            (910)
                                            ----------------  ---------------  ---------  ---------------  ---------------

Contract transactions (1)
   Purchase payments                                      --               --         --               --               --
   Surrenders and terminations                        (2,324)              --         --             (487)            (433)
   Transfers between portfolios                            1               --         --           (4,591)          (2,931)
   Policyholder charges (Note 3)                         (30)              --         --               (1)              (1)
                                            ----------------  ---------------  ---------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                              (2,353)              --         --           (5,079)          (3,365)
                                            ----------------  ---------------  ---------  ---------------  ---------------

Net increase (decrease) in net assets                (24,019)             --         --          (23,618)           (4,275)

Net assets beginning of period                        57,398               --         --           52,708            4,275
                                            ----------------  ---------------  ---------  ---------------  ---------------
Net assets end of period                    $         33,379  $            --  $      --  $        29,090  $            --
                                            ================  ===============  =========  ===============  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                 1,941               --         --            3,698              325

      Units Issued                                        --               --         --               94               --
      Units Redeemed                                     (97)              --         --             (473)            (325)
                                            ----------------   --------------  ---------  ---------------  ---------------
Units Outstanding at December 31, 2008                 1,844               --         --            3,319               --
                                            ================  ===============  =========  ===============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                               JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                               S&P SMid     Select Small-Cap     Small Cap        Technology     Value Line 30
                                             60 Portfolio       Portfolio     Index Portfolio  Sector Portfolio    Portfolio
                                            --------------  ----------------  ---------------  ----------------  -------------
Operations
   Net investment income (loss)             $           --  $             --  $          (117)            $ (81) $          --
   Net realized gain (loss) on investments              --                --              217               305             --
   Net change in unrealized appreciation
     (depreciation) on investments                      --                --          (11,574)           (3,246)            --
                                            --------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net assets
   from operations                                      --                --          (11,474)           (3,022)            --
                                            --------------  ----------------  ---------------  ----------------  -------------

Contract transactions (1)
   Purchase payments                                    --                --               --                --             --
   Surrenders and terminations                          --                --             (442)               --             --
   Transfers between portfolios                         --                --           (5,644)              100             --
   Policyholder charges (Note 3)                        --                --               (1)               --             --
                                            --------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net assets from
   contract transactions                                --                --           (6,087)              100             --
                                            --------------  ----------------  ---------------  ----------------  -------------

Net increase (decrease) in net assets                   --                --          (17,561)           (2,922)            --

Net assets beginning of period                          --                --           37,416             6,708             --
                                            --------------  ----------------  ---------------  ----------------  -------------
Net assets end of period                    $           --  $             --  $        19,855  $          3,786  $          --
                                            ==============  ================  ===============  ================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                  --                --            2,828               543             --

      Units Issued                                      --                --              103                58             --
      Units Redeemed                                    --                --             (590)              (52)            --
                                            --------------  ----------------  ---------------  ----------------  -------------
Units Outstanding at December 31, 2008                  --                --            2,341               549             --
                                            ==============  ================  ===============  ================  =============

                                                                JNL/
                                                            Oppenheimer      JNL/PAM        JNL/PAM     JNL/PIMCO
                                               JNL/MCM     Global Growth  Asia ex-Japan   China-India  Real Return
                                            VIP Portfolio    Portfolio     Portfolio(a)  Portfolio(a)   Portfolio
                                            -------------  -------------  -------------  ------------  -----------
Operations
   Net investment income (loss)             $          --  $          (3) $          --  $         --  $       (11)
   Net realized gain (loss) on investments             --          6,132             --            --         (724)
   Net change in unrealized appreciation
     (depreciation) on investments                     --        (30,418)            --            --           --
                                            -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in net assets
   from operations                                     --        (24,289)            --            --         (735)
                                            -------------  -------------  -------------  ------------  -----------

Contract transactions (1)
   Purchase payments                                   --             --             --            --           --
   Surrenders and terminations                         --             --             --            --         (197)
   Transfers between portfolios                        --          5,099             --            --          955
   Policyholder charges (Note 3)                       --             (4)            --            --          (23)
                                            -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in net assets from
   contract transactions                               --          5,095             --            --          735
                                            -------------  -------------  -------------  ------------  -----------

Net increase (decrease) in net assets                  --        (19,194)            --            --           --

Net assets beginning of period                         --         54,050             --            --           --
                                            -------------  -------------  -------------  ------------  -----------
Net assets end of period                    $          --  $      34,856  $          --  $         --  $        --
                                            =============  =============  =============  ============  ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                 --          3,167             --            --           --

      Units Issued                                     --            375             --            --        1,181
      Units Redeemed                                   --            (36)            --            --       (1,181)
                                            -------------  -------------  -------------  ------------  -----------
Units Outstanding at December 31, 2008                 --          3,506             --            --           --
                                            =============  =============  =============  ============  ===========

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/          JNL/            JNL/            JNL/
                                              JNL/PIMCO     PPM America   PPM America     PPM America     PPM America
                                             Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                            Bond Portfolio   Portfolio   Bond Portfolio   Portfolio(a)    Portfolio(a)
                                            --------------  -----------  --------------  -------------  ---------------
Operations
   Net investment income (loss)             $        2,064  $      (334) $          363  $          --  $            --
   Net realized gain (loss) on investments           2,364         (787)             (5)            --               --
   Net change in unrealized appreciation
     (depreciation) on investments                  (5,003)     (12,133)         (1,597)            --               --
                                            --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net assets
   from operations                                    (575)     (13,254)         (1,239)            --               --
                                            --------------  -----------  --------------  -------------  ---------------

Contract transactions (1)
   Purchase payments                                    --           --              --             --               --
   Surrenders and terminations                          --           --              --             --               --
   Transfers between portfolios                     35,104          595           4,387             --               --
   Policyholder charges (Note 3)                       (14)          --              --             --               --
                                            --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                            35,090          595           4,387             --               --
                                            --------------  -----------  --------------  -------------  ---------------

Net increase (decrease) in net assets               34,515      (12,659)          3,148             --               --

Net assets beginning of period                      25,733       30,646              --             --               --
                                            --------------  -----------  --------------  -------------  ---------------
Net assets end of period                          $ 60,248  $    17,987         $ 3,148  $          --  $            --
                                            ==============  ===========  ==============  =============  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007               1,961        3,730              --             --               --

      Units Issued                                   2,684          231             381             --               --
      Units Redeemed                                    (1)        (226)             --             --               --
                                            --------------  -----------  --------------  -------------  ---------------
Units Outstanding at December 31, 2008               4,644        3,735             381             --               --
                                            ==============  ===========  ==============  =============  ===============

                                                 JNL/            JNL/                       JNL/S&P
                                              PPM America  Red Rocks Listed               Competitive      JNL/S&P
                                            Value Equity    Private Equity    JNL/S&P 4    Advantage     Disciplined
                                              Portfolio      Portfolio(b)     Portfolio    Portfolio   Growth Portfolio
                                            -------------  ----------------  ----------- ------------  ---------------
Operations
   Net investment income (loss)             $        (573) $             --  $        --  $        --  $             --
   Net realized gain (loss) on investments         (5,842)               --           --           --                --
   Net change in unrealized appreciation
     (depreciation) on investments                (53,066)               --           --           --                --
                                            -------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets
   from operations                                (59,481)               --           --           --                --
                                            -------------  ----------------  -----------  -----------  ----------------

Contract transactions (1)
   Purchase payments                                   --                --           --           --                --
   Surrenders and terminations                         --                --           --           --                --
   Transfers between portfolios                  (110,971)               --           --           --                --
   Policyholder charges (Note 3)                      (36)               --           --           --                --
                                            -------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets from
   contract transactions                         (111,007)               --           --           --                --
                                            -------------  ----------------  -----------  -----------  ----------------

Net increase (decrease) in net assets            (170,488)               --           --           --                --

Net assets beginning of period                    205,670                --           --           --                --
                                            -------------  ----------------  -----------  -----------  ----------------
Net assets end of period                    $      35,182  $             --  $        --  $        --  $             --
                                            =============  ================  ===========  ===========  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007             19,287                --           --           --                --

      Units Issued                                     --                --           --           --                --
      Units Redeemed                              (12,942)               --           --           --                --
                                            -------------  ----------------  -----------  -----------  ----------------
Units Outstanding at December 31, 2008              6,345                --           --           --                --
                                            =============  ================  ===========  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                     JNL/S&P          JNL/S&P                           JNL/
                                                 JNL/S&P           Disciplined    Dividend Income     JNL/S&P       S&P Managed
                                                Disciplined         Moderate         & Growth     Intrinsic Value    Aggressive
                                            Moderate Portfolio  Growth Portfolio     Portfolio       Portfolio    Growth Portfolio
                                            ------------------  ----------------  --------------- --------------- ----------------
Operations
   Net investment income (loss)             $               --  $             --  $            -- $            -- $         (1,256)
   Net realized gain (loss) on investments                  --                --               --              --           (2,074)
   Net change in unrealized appreciation
     (depreciation) on investments                          --                --               --              --          (49,190)
                                            ------------------  ----------------  --------------- --------------- ----------------
Net increase (decrease) in net assets
   from operations                                          --                --               --              --          (52,520)
                                            ------------------  ----------------  --------------- --------------- ----------------

Contract transactions (1)
   Purchase payments                                        --                --               --              --               --
   Surrenders and terminations                              --                --               --              --          (16,875)
   Transfers between portfolios                             --                --               --              --               --
   Policyholder charges (Note 3)                            --                --               --              --             (119)
                                            ------------------  ----------------  --------------- --------------- ----------------
Net increase (decrease) in net assets from
   contract transactions                                    --                --               --              --          (16,994)
                                            ------------------  ----------------  --------------- --------------- ----------------

Net increase (decrease) in net assets                       --                --               --              --          (69,514)

Net assets beginning of period                              --                --               --              --          130,510
                                            ------------------  ----------------  --------------- --------------- ----------------

Net assets end of period                    $               --  $             --  $            -- $            -- $         60,996
                                            ==================  ================  =============== =============== ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                      --                --               --              --            8,990

      Units Issued                                          --                --               --              --               --
      Units Redeemed                                        --                --               --              --           (1,980)
                                            ------------------  ----------------  --------------- --------------- ----------------
Units Outstanding at December 31, 2008                      --                --               --              --            7,010
                                            ==================  ================  =============== =============== ================

                                                JNL/                            JNL/           JNL/
                                             S&P Managed        JNL/        S&P Managed     S&P Managed        JNL/S&P
                                            Conservative    S&P Managed      Moderate        Moderate      Retirement 2015
                                              Portfolio   Growth Portfolio   Portfolio   Growth Portfolio     Portfolio
                                            ------------  ----------------  -----------  ----------------  ---------------
Operations
   Net investment income (loss)             $         --  $           (871) $        --  $          4,528  $            --
   Net realized gain (loss) on investments            --             7,789           --            43,599               --
   Net change in unrealized appreciation
     (depreciation) on investments                    --           (29,125)          --          (293,906)              --
                                            ------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                                    --           (22,207)          --          (245,779)              --
                                            ------------  ----------------- -----------  ----------------  ---------------

Contract transactions (1)
   Purchase payments                                  --                --           --                --               --
   Surrenders and terminations                        --           (62,219)          --          (169,634)              --
   Transfers between portfolios                       --                (1)          --                --               --
   Policyholder charges (Note 3)                      --               (30)          --                --               --
                                            ------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                              --           (62,250)          --          (169,634)              --
                                            ------------  ----------------  -----------  ----------------  ---------------

Net increase (decrease) in net assets                 --           (84,457)          --          (415,413)              --

Net assets beginning of period                        --           110,879           --           991,106               --
                                            ------------  ----------------  -----------  ----------------  ---------------

Net assets end of period                    $         --  $         26,422  $        --  $        575,693  $            --
                                            ============  ================  ===========  ================  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                --             7,910           --            73,550               --

      Units Issued                                    --                --           --                --               --
      Units Redeemed                                  --            (4,950)          --           (13,730)              --
                                            ------------  ----------------  -----------  ----------------  ---------------
Units Outstanding at December 31, 2008                --             2,960           --            59,820               --
                                            ============  ================  ===========  ================  ===============

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                   JNL/
                                                JNL/S&P          JNL/S&P      S&P Retirement    JNL/S&P    JNL/Select
                                            Retirement 2020  Retirement 2025      Income      Total Yield   Balanced
                                               Portfolio        Portfolio        Portfolio     Portfolio    Portfolio
                                            ---------------  ---------------  --------------  -----------  ----------
Operations
   Net investment income (loss)             $            --  $            --  $           --  $        --  $      (33)
   Net realized gain (loss) on investments               --               --              --           --      (3,432)
   Net change in unrealized appreciation
     (depreciation) on investments                       --               --              --           --     (13,643)
                                            ---------------  ---------------  --------------  -----------  ----------
Net increase (decrease) in net assets
   from operations                                       --               --              --           --     (17,108)
                                            ---------------  ---------------  --------------  -----------  ----------

Contract transactions (1)
   Purchase payments                                     --               --              --           --       3,000
   Surrenders and terminations                           --               --              --           --      (2,239)
   Transfers between portfolios                          --               --              --           --     (28,861)
   Policyholder charges (Note 3)                         --               --              --           --         (37)
                                            ---------------  ---------------  --------------  -----------  ----------
Net increase (decrease) in net assets from
   contract transactions                                 --               --              --           --     (28,137)
                                            ---------------  ---------------  --------------  -----------  ----------

Net increase (decrease) in net assets                    --               --              --           --     (45,245)

Net assets beginning of period                           --               --              --           --      78,791
                                            ---------------  ---------------  --------------  -----------  ----------

Net assets end of period                    $            --  $            --  $           --  $        --  $   33,546
------------------------------------------  ===============  ===============  ==============  ===========  ==========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                   --               --              --           --       5,890

      Units Issued                                       --               --              --           --         246
      Units Redeemed                                     --               --              --           --      (2,924)
                                            ---------------  ---------------  --------------  -----------  ----------

Units Outstanding at December 31, 2008                   --               --              --           --       3,212
                                            ===============  ===============  ==============  ===========  ==========

                                             JNL/Select       JNL/          JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                            Money Market  Select Value  Price Established    Price Mid-Cap   Price Value
                                              Portfolio     Portfolio    Growth Portfolio  Growth Portfolio   Portfolio
                                            ------------  ------------  -----------------  ----------------  -----------
Operations
   Net investment income (loss)             $         (2) $         --  $          (1,078) $           (439) $       316
   Net realized gain (loss) on investment             --            --                517             1,915        8,481
   Net change in unrealized appreciation
     (depreciation) on investments                    --            --            (52,223)          (17,123)     (46,146)
                                            ------------  ------------  -----------------  ----------------  -----------
Net increase (decrease) in net assets
   from operations                                    (2)           --            (52,784)          (15,647)     (37,349)
                                            ------------  ------------  -----------------  ----------------  -----------

Contract transactions (1)
   Purchase payments                                  --            --                 --                --           --
   Surrenders and terminations                   (15,292)           --                 --              (736)          --
   Transfers between portfolios                   51,496            --             50,510             4,388         (397)
   Policyholder charges (Note 3)                     (60)           --                 --               (15)          --
                                            ------------  ------------  -----------------  ----------------  -----------
Net increase (decrease) in net assets from
   contract transactions                          36,144            --             50,510             3,637         (397)
                                            ------------  ------------  -----------------  ----------------  -----------

Net increase (decrease) in net assets             36,142            --             (2,274)          (12,010)     (37,746)

Net assets beginning of period                        --            --             78,899            33,983       90,841
                                            ------------  ------------  -----------------  ----------------  -----------

Net assets end of period                    $     36,142  $         --  $          76,625  $         21,973  $    53,095
------------------------------------------  ============  ============  =================  ================  ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                --            --              5,678             2,038        6,549

      Units Issued                                 4,795            --              4,149               284          109
      Units Redeemed                              (1,429)           --                (33)              (68)        (131)
                                            ------------  ------------  -----------------  ----------------  -----------

Units Outstanding at December 31, 2008             3,366            --              9,794             2,254        6,527
                                            ============  ============  =================  ================  ===========

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/AIM           JNL/AIM        JNL/AIM         JNL/AIM
                                              International       Large Cap     Real Estate      Small Cap          JNL/Alger
                                            Growth Portfolio  Growth Portfolio   Portfolio   Growth Portfolio  Growth Portfolio(b)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Operations
   Net investment income (loss)             $            (72) $           (364) $       133  $             --  $               (96)
   Net realized gain (loss) on investments               308             3,080          266                --                4,246
   Net change in unrealized appreciation
     (depreciation) on investments                     3,860             1,315       (1,578)               --               (1,394)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net assets
   from operations                                     4,096             4,031       (1,179)               --                2,756
                                            ----------------  ----------------  -----------  ----------------  -------------------

Contract transactions (1)
   Purchase payments                                      --                --           --                --                   --
   Surrenders and terminations                            --            (7,017)          --                --                   --
   Transfers between portfolios                           --                --        1,002                --              (34,839)
   Policyholder charges (Note 3)                          --               (18)          --                --                   --
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net assets from
   contract transactions                                  --            (7,035)       1,002                --              (34,839)
                                            ----------------  ----------------  -----------  ----------------  -------------------

Net increase (decrease) in net assets                  4,096            (3,004)        (177)               --              (32,083)

Net assets beginning of period                        50,356            29,625        6,441                --               32,083
                                            ----------------  ----------------  -----------  ----------------  -------------------

Net assets end of period                    $         54,452  $         26,621  $     6,264  $             --  $                --
------------------------------------------  ================  ================  ===========  ================  ===================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                 4,188             2,144          519                --                2,624

      Units Issued                                        --                --           95                --                   --
      Units Redeemed                                      --              (454)         (11)               --               (2,624)
                                            ----------------  ----------------  -----------  ----------------  -------------------

Units Outstanding at December 31, 2007                 4,188             1,690          603                --                   --
                                            ================  ================  ===========  ================  ===================

                                                                                 JNL/Capital
                                             JNL/Capital       JNL/Capital        Guardian         JNL/Capital    JNL/Credit Suisse
                                           Guardian Global   Guardian Global    International     Guardian U.S.     Global Natural
                                               Balanced        Diversified       Small Cap        Growth Equity        Resources
                                              Portfolio    Research Portfolio   Portfolio(c)        Portfolio        Portfolio(a)
                                           --------------- ------------------ ---------------- ------------------ ------------------
Operations
   Net investment income (loss)            $            -- $               -- $             -- $             (101)$              --
   Net realized gain (loss) on investments              --                 --               --                 32                --
   Net change in unrealized appreciation
     (depreciation) on investments                      --                 --               --                580                --
                                           --------------- ------------------ ---------------- ------------------ ------------------
Net increase (decrease) in net assets
   from operations                                      --                 --               --                511                --
                                           --------------- ------------------ ---------------- ------------------ ------------------

Contract transactions (1)
   Purchase payments                                    --                 --               --                 --                --
   Surrenders and terminations                          --                 --               --                 --                --
   Transfers between portfolios                         --                 --               --                 --                --
   Policyholder charges (Note 3)                        --                 --               --                 (6)               --
                                           --------------- ------------------ ---------------- ------------------ ------------------
Net increase (decrease) in net assets from
   contract transactions                                --                 --               --                 (6)               --
                                           --------------- ------------------ ---------------- ------------------ ------------------

Net increase (decrease) in net assets                   --                 --               --                505                --

Net assets beginning of period                          --                 --               --              6,325                --
                                           --------------- ------------------ ---------------- ------------------ ------------------

Net assets end of period                   $            -- $               -- $             -- $            6,830 $              --
------------------------------------------ =============== ================== ================ ================== ==================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  --                 --               --                921                --

      Units Issued                                      --                 --               --                 --                --
      Units Redeemed                                    --                 --               --                 (1)               --
                                           --------------- ------------------ ---------------- ------------------ ------------------

Units Outstanding at December 31, 2007                  --                 --               --                920                --
                                           =============== ================== ================ ================== ==================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/                                                             JNL/Franklin
                                            Credit Suisse   JNL/Eagle      JNL/Eagle          JNL/Franklin        Templeton
                                             Long/Short    Core Equity  SmallCap Equity    Templeton Founding   Global Growth
                                             Portfolio(a)   Portfolio      Portfolio     Strategy Portfolio(a)   Portfolio(a)
                                            -------------  -----------  ---------------  ---------------------  -------------
Operations
   Net investment income (loss)             $          --  $       157  $            41  $                  --  $          --
   Net realized gain (loss) on investments             --        4,623              916                     --             --
   Net change in unrealized appreciation
     (depreciation) on investments                     --       (5,079)            (352)                    --             --
                                            -------------  -----------  ---------------  ---------------------  -------------
Net increase (decrease) in net assets
   from operations                                     --         (299)             605                     --             --
                                            -------------  -----------  ---------------  ---------------------  -------------

Contract transactions (1)
   Purchase payments                                   --           --               --                     --             --
   Surrenders and terminations                         --         (112)              --                     --             --
   Transfers between portfolios                        --            1               --                     --             --
   Policyholder charges (Note 3)                       --           (7)              --                     --             --
                                            -------------  -----------  ---------------  ---------------------  -------------
Net increase (decrease) in net assets from
   contract transactions                               --         (118)              --                     --             --
                                            -------------  -----------  ---------------  ---------------------  -------------

Net increase (decrease) in net assets                  --         (417)             605                     --             --

Net assets beginning of period                         --       32,556            5,817                     --             --
                                            -------------  -----------  ---------------  ---------------------  -------------

Net assets end of period                              $--     $ 32,139          $ 6,422                    $--            $--
------------------------------------------  =============  ===========  ===============  =====================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                 --        2,688              428                     --             --

      Units Issued                                     --           --               --                     --             --
      Units Redeemed                                   --          (10)              --                     --             --
                                            -------------  -----------  ---------------  ---------------------  -------------

Units Outstanding at December 31, 2007                 --        2,678              428                     --             --
                                            =============  ===========  ===============  =====================  =============

                                                                                     JNL/Franklin        JNL/             JNL/
                                              JNL/Franklin        JNL/Franklin        Templeton      Goldman Sachs   Goldman Sachs
                                                Templeton       Templeton Mutual      Small Cap        Core Plus        Mid Cap
                                            Income Portfolio  Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio
                                            ----------------  -------------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)             $             --  $                --  $            --  $        1,416  $            --
   Net realized gain (loss) on investments                --                   --               --              28               --
   Net change in unrealized appreciation
     (depreciation) on investments                        --                   --               --           2,828               --
                                            ----------------  -------------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets
   from operations                                        --                   --               --           4,272               --
                                            ----------------  -------------------  ---------------  --------------  ---------------

Contract transactions (1)
   Purchase payments                                      --                   --               --              --               --
   Surrenders and terminations                            --                   --               --              --               --
   Transfers between portfolios                           --                   --               --              --               --
   Policyholder charges (Note 3)                          --                   --               --              (8)              --
                                            ----------------  -------------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                                  --                   --               --              (8)              --
                                            ----------------  -------------------  ---------------  --------------  ---------------

Net increase (decrease) in net assets                     --                   --               --           4,264               --

Net assets beginning of period                            --                   --               --          79,051               --
                                            ----------------  -------------------  ---------------  --------------  ---------------

Net assets end of period                    $             --  $                --  $            --  $       83,315  $            --
------------------------------------------  ================  ===================  ===============  ==============  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                    --                   --               --           6,603               --

      Units Issued                                        --                   --               --              --               --
      Units Redeemed                                      --                   --               --              (1)              --
                                            ----------------  -------------------  ---------------  --------------  ---------------

Units Outstanding at December 31, 2007                    --                   --               --           6,602               --
                                            ================  ===================  ===============  ==============  ===============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/                                         JNL/JPMorgan
                                             Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                            Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                            Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                            --------------  ---------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)             $           --  $         2,606  $          --  $            --  $             --
   Net realized gain (loss) on investments              --            3,392             --               --                --
   Net change in unrealized appreciation
     (depreciation) on investments                      --              780             --               --                --
                                            --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                      --            6,778             --               --                --
                                            --------------  ---------------  -------------  ---------------  ----------------

Contract transactions (1)
   Purchase payments                                    --               --             --               --                --
   Surrenders and terminations                          --               --             --               --                --
   Transfers between portfolios                         --           (2,379)            --               --                --
   Policyholder charges (Note 3)                        --               --             --               --                --
                                            --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                                --           (2,379)            --               --                --
                                            --------------  ---------------  -------------  ---------------  ----------------

Net increase (decrease) in net assets                   --            4,399             --               --                --

Net assets beginning of period                          --           66,279             --               --                --
                                            --------------  ---------------  -------------  ---------------  ----------------

Net assets end of period                    $           --  $        70,678  $          --  $            --  $             --
------------------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  --            3,651             --               --                --

      Units Issued                                      --               --             --               --                --
      Units Redeemed                                    --             (121)            --               --                --
                                            --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at December 31, 2007                  --            3,530             --               --                --
                                            ==============  ===============  =============  ===============  ================

                                               JNL/Lazard       JNL/Lazard       JNL/MCM                    JNL/MCM
                                                Mid Cap         Small Cap        10 x 10       JNL/MCM    Bond Index
                                            Value Portfolio  Value Portfolio  Portfolio(a)  25 Portfolio   Portfolio
                                            ---------------  ---------------  ------------  ------------  ----------
Operations
   Net investment income (loss)             $         1,548  $           681  $         --  $         --  $       85
   Net realized gain (loss) on investments            3,934            1,373            --            --          16
   Net change in unrealized appreciation
     (depreciation) on investments                   (7,077)          (4,358)           --            --          67
                                            ---------------  ---------------  ------------  ------------  ----------
Net increase (decrease) in net assets
   from operations                                   (1,595)          (2,304)           --            --         168
                                            ---------------  ---------------  ------------  ------------  ----------

Contract transactions (1)
   Purchase payments                                     --               --            --            --          --
   Surrenders and terminations                           --             (138)           --            --        (457)
   Transfers between portfolios                          --               (1)           --            --          --
   Policyholder charges (Note 3)                         --               (3)           --            --          (4)
                                            ---------------  ---------------  ------------  ------------  ----------
Net increase (decrease) in net assets from
   contract transactions                                 --             (142)           --            --        (461)
                                            ---------------  ---------------  ------------  ------------  ----------
Net increase (decrease) in net assets                (1,595)          (2,446)           --            --        (293)

Net assets beginning of period                       39,220           28,219            --            --       3,814
                                            ---------------  ---------------  ------------  ------------  ----------

Net assets end of period                    $        37,625  $        25,773  $         --  $         --  $    3,521
------------------------------------------  ===============  ===============  ============  ============  ==========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                2,106            2,002            --            --         362

      Units Issued                                       --               --            --            --          --
      Units Redeemed                                     --              (10)           --            --         (43)
                                            ---------------  ---------------  ------------  ------------  ----------
Units Outstanding at December 31, 2007                2,106            1,992            --            --         319
                                            ===============  ===============  ============  ============  ==========

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                  JNL/MCM
                                               JNL/MCM           JNL/MCM          JNL/MCM         Enhanced         JNL/MCM
                                             Communications   Consumer Brands   Dow Dividend   S&P 500 Stock      Financial
                                            Sector Portfolio  Sector Portfolio   Portfolio(b)  Index Portfolio  Sector Portfolio
                                            ----------------  ----------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)             $             --  $             --  $          --  $            --  $             --
   Net realized gain (loss) on investments                --                --             --               --                --
   Net change in unrealized appreciation
     (depreciation) on investments                        --                --             --               --                --
                                            ----------------  ----------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                        --                --             --               --                --
                                            ----------------  ----------------  -------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments                                      --                --             --               --                --
   Surrenders and terminations                            --                --             --               --                --
   Transfers between portfolios                           --                --             --               --                --
   Policyholder charges (Note 3)                          --                --             --               --                --
                                            ----------------  ----------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                                  --                --             --               --                --
                                            ----------------  ----------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets                     --                --             --               --                --

Net assets beginning of period                            --                --             --               --                --
                                            ----------------  ----------------  -------------  ---------------  ----------------

Net assets end of period                    $             --  $             --  $          --  $            --  $             --
------------------------------------------  ================  ================  =============  ===============  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                    --                --             --               --                --

      Units Issued                                        --                --             --               --                --
      Units Redeemed                                      --                --             --               --                --
                                            ----------------  ----------------  -------------  ---------------  ----------------

Units Outstanding at December 31, 2007                    --                --             --               --                --
                                            ================  ================  =============  ===============  ================

                                               JNL/MCM          JNL/MCM         JNL/MCM       JNL/MCM      JNL/MCM
                                              Healthcare        Index 5      International     JNL 5    JNL Optimized
                                            Sector Portfolio  Portfolio(a)  Index Portfolio  Portfolio   5 Portfolio
                                            ----------------  ------------  ---------------  ---------  -------------
Operations
   Net investment income (loss)             $             --  $         --  $            62  $   3,947  $          --
   Net realized gain (loss) on investments                --            --              324        265             --
   Net change in unrealized appreciation
     (depreciation) on investments                        --            --              113    (25,569)            --
                                            ----------------  ------------  ---------------  ---------  -------------
Net increase (decrease) in net assets
   from operations                                        --            --              499    (21,357)            --
                                            ----------------  ------------  ---------------  ---------  -------------
Contract transactions (1)
   Purchase payments                                      --            --               --         --             --
   Surrenders and terminations                            --            --             (742)        --             --
   Transfers between portfolios                           --            --               --    262,355             --
   Policyholder charges (Note 3)                          --            --               (8)       (38)            --
                                            ----------------  ------------  ---------------  ---------  -------------
Net increase (decrease) in net assets from
   contract transactions                                  --            --             (750)   262,317             --
                                            ----------------  ------------  ---------------  ---------  -------------
Net increase (decrease) in net assets                     --            --             (251)   240,960             --

Net assets beginning of period                            --            --            5,917     48,815             --
                                            ----------------  ------------  ---------------  ---------  -------------

Net assets end of period                    $             --  $         --  $         5,666  $ 289,775  $          --
------------------------------------------  ================  ============  ===============  =========  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                    --            --              366      3,747             --

      Units Issued                                        --            --               --     18,521             --
      Units Redeemed                                      --            --              (44)        (3)            --
                                            ----------------  ------------  ---------------  ---------  -------------

Units Outstanding at December 31, 2007                    --            --               22     22,265             --
                                            ================  ============  ===============  =========  =============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/MCM         JNL/MCM             JNL/MCM         JNL/MCM       JNL/MCM
                                              Nasdaq 25    NYSE International     Oil & Gas         S&P 24     S&P 400 MidCap
                                             Portfolio(b)    25 Portfolio(a)   Sector Portfolio  Portfolio(b)  Index Portfolio
                                             ------------  ------------------  ----------------  ------------  ---------------
Operations
   Net investment income (loss)              $         --  $               --  $           (269) $         --  $          (183)
   Net realized gain (loss) on investments             --                  --             4,362            --            3,825
   Net change in unrealized appreciation
     (depreciation) on investments                     --                  --            10,462            --             (637)
                                             ------------  ------------------  ----------------  ------------  ---------------
Net increase (decrease) in net assets
   from operations                                     --                  --            14,555            --            3,005
                                             ------------  ------------------  ----------------  ------------  ---------------

Contract transactions (1)
   Purchase payments                                   --                  --                --            --               --
   Surrenders and terminations                         --                  --            (3,113)           --             (628)
   Transfers between portfolios                        --                  --                --            --             (762)
   Policyholder charges (Note 3)                       --                  --                --            --               (6)
                                             ------------  ------------------  ----------------  ------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                               --                  --            (3,113)           --           (1,396)
                                             ------------  ------------------  ----------------  ------------  ---------------

Net increase (decrease) in net assets                  --                  --            11,442            --            1,609

Net assets beginning of period                         --                  --            45,956            --           51,099
                                             ------------  ------------------  ----------------  ------------  ---------------

Net assets end of period                     $         --  $               --  $         57,398  $         --  $        52,708
------------------------------------------   ============  ==================  ================  ============  ===============

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006                 --                  --             2,071            --            3,795

      Units Issued                                     --                  --                --            --               --
      Units Redeemed                                   --                  --              (130)           --              (97)
                                             ------------  ------------------  ----------------  ------------  ---------------

Units Outstanding at December 31, 2007                 --                  --             1,941            --            3,698
                                             ============  ==================  ================  ============  ===============

                                                JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                                                S&P 500          S&P SMid      Select Small-Cap    Small Cap        Technology
                                             Index Portfolio  60 Portfolio(a)     Portfolio      Index Portfolio  Sector Portfolio
                                             ---------------  ---------------  ----------------  ---------------  ----------------
Operations
   Net investment income (loss)              $           (10) $            --  $             --  $           (46) $            (99)
   Net realized gain (loss) on investments               171               --                --            1,932               265
   Net change in unrealized appreciation
     (depreciation) on investments                        (3)              --                --           (3,278)              677
                                             ---------------  ---------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                       158               --                --           (1,392)              843
                                             ---------------  ---------------  ----------------  ---------------  ----------------

Contract transactions (1)
   Purchase payments                                      --               --                --               --                --
   Surrenders and terminations                          (574)              --                --             (598)               --
   Transfers between portfolios                           --               --                --            2,184              (542)
   Policyholder charges (Note 3)                          (6)              --                --               (6)               --
                                             ---------------  ---------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                                (580)              --                --            1,580              (542)
                                             ---------------  ---------------  ----------------  ---------------  ----------------

Net increase (decrease) in net assets                   (422)              --                --              188               301

Net assets beginning of period                         4,697               --                --           37,228             6,407
                                             ---------------  ---------------  ----------------  ---------------  ----------------

Net assets end of period                     $         4,275  $            --  $             --  $        37,416  $          6,708
------------------------------------------   ===============  ===============  ================  ===============  ================

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006                   369               --                --            2,714               585

      Units Issued                                        --               --                --              158                18
      Units Redeemed                                     (44)              --                --              (44)              (60)
                                             ---------------  ---------------  ----------------  ---------------  ----------------

Units Outstanding at December 31, 2007                   325               --                --            2,828               543
                                             ===============  ===============  ================  ===============  ================

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                               JNL/
                                                JNL/MCM                     Oppenheimer         JNL/             JNL/PIMCO
                                             Value Line 30     JNL/MCM     Global Growth     Oppenheimer        Real Return
                                              Portfolio(c)  VIP Portfolio    Portfolio    Growth Portfolio(b)   Portfolio(a)
                                             -------------  -------------  -------------  -------------------  -------------
Operations
   Net investment income (loss)              $          --  $          --  $        (365) $                --  $          --
   Net realized gain (loss) on investments              --             --          5,883                   --             --
   Net change in unrealized appreciation
     (depreciation) on investments                      --             --         (2,660)                  --             --
                                             -------------  -------------  -------------  -------------------  -------------
Net increase (decrease) in net assets
   from operations                                      --             --          2,858                   --             --
                                             -------------  -------------  -------------  -------------------  -------------

Contract transactions (1)
   Purchase payments                                    --             --             --                   --             --
   Surrenders and terminations                          --             --         (8,013)                  --             --
   Transfers between portfolios                         --             --           (712)                  --             --
   Policyholder charges (Note 3)                        --             --            (28)                  --             --
                                             -------------  -------------  -------------  -------------------  -------------
Net increase (decrease) in net assets from
   contract transactions                                --             --         (8,753)                  --             --
                                             -------------  -------------  -------------  -------------------  -------------

Net increase (decrease) in net assets                   --             --         (5,895)                  --             --

Net assets beginning of period                          --             --         59,945                   --             --
                                             -------------  -------------  -------------  -------------------  -------------

Net assets end of period                     $          --  $          --  $      54,050  $                --  $          --
------------------------------------------   =============  =============  =============  ===================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  --             --          3,678                   --             --

      Units Issued                                      --             --             15                   --             --
      Units Redeemed                                    --             --           (526)                  --             --
                                             -------------  -------------  -------------  -------------------  -------------
Units Outstanding at December 31, 2007                  --             --          3,167                   --             --
                                             =============  =============  =============  ===================  =============

                                                                JNL/          JNL/           JNL/
                                                JNL/PIMCO     PPM America   PPM America     PPM America       JNL/Putnam
                                              Total Return   Core Equity    High Yield    Value Equity        Midcap
                                             Bond Portfolio   Portfolio   Bond Portfolio   Portfolio     Growth Portfolio(d)
                                             --------------  -----------  --------------  ------------   -------------------
Operations
   Net investment income (loss)              $          778  $      (352) $           --  $     (1,930)  $                --
   Net realized gain (loss) on investments               41           52              --           617                    --
   Net change in unrealized appreciation
     (depreciation) on investments                      781       (2,487)             --       (14,260)                   --
                                             --------------  -----------  --------------  ------------   -------------------
Net increase (decrease) in net assets
   from operations                                    1,600       (2,787)             --       (15,573)                   --
                                             --------------  -----------  --------------  ------------   -------------------

Contract transactions (1)
   Purchase payments                                     --           --              --            --                    --
   Surrenders and terminations                         (184)        (129)             --            --                    --
   Transfers between portfolios                          --        3,020              --            (1)                   --
   Policyholder charges (Note 3)                         (8)          (3)             --           (34)                   --
                                             --------------  -----------  --------------  ------------   -------------------
Net increase (decrease) in net assets from
   contract transactions                               (192)       2,888              --           (35)                   --
                                             --------------  -----------  --------------  ------------   -------------------

Net increase (decrease) in net assets                 1,408          101              --       (15,608)                   --

Net assets beginning of period                       24,325       30,545              --       221,278                    --
                                             --------------  -----------  --------------  ------------   -------------------

Net assets end of period                     $       25,733  $    30,646  $           --  $    205,670   $                --
------------------------------------------   ==============  ===========  ==============  ============   ===================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                1,977        3,397              --        19,290                    --

      Units Issued                                       --          348              --            --                    --
      Units Redeemed                                    (16)         (15)             --            (3)                   --
                                             --------------  -----------  --------------  ------------   -------------------
Units Outstanding at December 31, 2007                1,961        3,730              --        19,287                    --
                                             ==============  ===========  ==============  ============   ===================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1,2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                              JNL/S&P         JNL/             JNL/             JNL/S&P
                                                           Competitive   S&P Disciplined  S&P Disciplined     Disciplined
                                              JNL/S&P 4     Advantage       Growth          Moderate            Moderate
                                             Portfolio(b)  Portfolio(b)   Portfolio(a)     Portfolio(a)    Growth Portfolio(a)
                                             ------------  ------------  ---------------  ---------------  -------------------
Operations
   Net investment income (loss)              $         --  $         --  $            --  $            --  $                --
   Net realized gain (loss) on investments             --            --               --               --                   --
   Net change in unrealized appreciation
     (depreciation) on investments                     --            --               --               --                   --
                                             ------------  ------------  ---------------  ---------------  -------------------
Net increase (decrease) in net assets
   from operations                                     --            --               --               --                   --
                                             ------------  ------------  ---------------  ---------------  -------------------

Contract transactions (1)
   Purchase payments                                   --            --               --               --                   --
   Surrenders and terminations                         --            --               --               --                   --
   Transfers between portfolios                        --            --               --               --                   --
   Policyholder charges (Note 3)                       --            --               --               --                   --
                                             ------------  ------------  ---------------  ---------------  -------------------
Net increase (decrease) in net assets from
   contract transactions                               --            --               --               --                   --
                                             ------------  ------------  ---------------  ---------------  -------------------

Net increase (decrease) in net assets                  --            --               --               --                   --

Net assets beginning of period                         --            --               --               --                   --
                                             ------------  ------------  ---------------  ---------------  -------------------

Net assets end of period                     $         --  $         --  $            --  $            --  $                --
------------------------------------------   ============  ============  ===============  ===============  ===================

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006                 --            --               --               --                   --

      Units Issued                                     --            --               --               --                   --
      Units Redeemed                                   --            --               --               --                   --
                                             ------------  ------------  ---------------  ---------------  -------------------

Units Outstanding at December 31, 2007                 --            --               --               --                   --
                                             ============  ============  ===============  ===============  ===================

                                               JNL/S&P                             JNL/             JNL/
                                             Dividend Income     JNL/S&P        S&P Managed      S&P Managed        JNL/
                                               & Growth       Intrinsic Value    Aggressive      Conservative   S&P Managed
                                              Portfolio(b)       Portfolio(b)  Growth Portfolio    Portfolio   Growth Portfolio
                                             ---------------  ---------------  ----------------  ------------  ----------------
Operations
   Net investment income (loss)              $            --  $            --  $             38  $         --  $            177
   Net realized gain (loss) on investments                --               --            31,543            --             5,632
   Net change in unrealized appreciation
     (depreciation) on investments                        --               --           (20,409)           --             1,518
                                             ---------------  ---------------  ----------------  ------------  ----------------
Net increase (decrease) in net assets
   from operations                                        --               --            11,172            --             7,327
                                             ---------------  ---------------  ----------------  ------------  ----------------

Contract transactions (1)
   Purchase payments                                      --               --                --            --                --
   Surrenders and terminations                            --               --           (94,838)           --                --
   Transfers between portfolios                           --               --               225            --                 1
   Policyholder charges (Note 3)                          --               --               (89)           --               (30)
                                             ---------------  ---------------  ----------------  ------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                                  --               --           (94,702)           --               (29)
                                             ---------------  ---------------  ----------------  ------------  ----------------

Net increase (decrease) in net assets                     --               --           (83,530)           --             7,298

Net assets beginning of period                            --               --           214,040            --           103,581
                                             ---------------  ---------------  ----------------  ------------  ----------------

Net assets end of period                     $            --  $            --  $        130,510  $         --  $        110,879
------------------------------------------   ===============  ===============  ================  ============  ================

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006                    --               --            15,854            --             7,912

      Units Issued                                        --               --             2,977            --                --
      Units Redeemed                                      --               --            (9,841)           --                (2)
                                             ---------------  ---------------  ----------------  ------------  ----------------

Units Outstanding at December 31, 2007                    --               --             8,990            --             7,910
                                             ===============  ===============  ================  ============  ================

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                        JNL/           JNL/
                                    S&P Managed     S&P Managed        JNL/S&P          JNL/S&P          JNL/S&P
                                      Moderate       Moderate      Retirement 2015  Retirement 2020  Retirement 2025
                                     Portfolio   Growth Portfolio     Portfolio        Portfolio        Portfolio
                                    -----------  ----------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)     $        --  $          4,319  $            --  $            --  $            --
   Net realized gain (loss) on
      investments                            --            85,091               --               --               --
   Net change in unrealized
      appreciation(depreciation)
      on investments                         --           (15,143)              --               --               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from operations                    --            74,267               --               --               --
                                    -----------  ----------------  ---------------  ---------------  ---------------

Contract transactions (1)
   Purchase payments                         --                --               --               --               --
   Surrenders and terminations               --          (160,411)              --               --               --
   Transfers between portfolios              --                (1)              --               --               --
   Policyholder charges (Note 3)             --                (6)              --               --               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                              --          (160,418)              --               --               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets                                    --           (86,151)              --               --               --
Net assets beginning of period               --         1,077,257               --               --               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net assets end of period            $        --  $        991,106  $            --  $            --  $            --
----------------------------------  ===========  ================  ===============  ===============  ===============

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                         --            85,562               --               --               --

      Units Issued                           --                --               --               --               --
      Units Redeemed                         --           (12,012)              --               --               --
                                    -----------------------------  ---------------  ---------------  ---------------
Units Outstanding at
   December 31, 2007                         --            73,550               --               --               --
                                    ===========  ================  ===============  ===============  ===============

                                         JNL/
                                    S&P Retirement     JNL/S&P    JNL/Select   JNL/Select       JNL/
                                        Income       Total Yield   Balanced   Money Market  Select Value
                                       Portfolio    Portfolio(a)   Portfolio    Portfolio     Portfolio
                                    --------------  ------------  ----------  ------------  ------------
Operations
   Net investment income (loss)     $           --  $         --  $      710  $         28  $         --
   Net realized gain (loss) on
      investments                               --            --       2,810            --            --
   Net change in unrealized
      appreciation(depreciation)
      on investments                            --            --         861            --            --
                                    --------------  ------------  ----------  ------------  ------------
Net increase (decrease) in net
   assets from operations                       --            --       4,381            28            --
                                    --------------  ------------  ----------  ------------  ------------

Contract transactions (1)
   Purchase payments                            --            --          --            --            --
   Surrenders and terminations                  --            --        (114)      (34,839)           --
   Transfers between portfolios                 --            --          --           (48)           --
   Policyholder charges (Note 3)                --            --         (69)           --            --
                                    --------------  ------------  ----------  ------------  ------------
Net increase (decrease) in net
   assets from contract
   transactions                                 --            --        (183)      (34,887)           --
                                    --------------  ------------  ----------  ------------  ------------
Net increase (decrease) in net
   assets                                       --            --       4,198       (34,859)           --
Net assets beginning of period                  --            --      74,593        34,859            --
                                    --------------  ------------  ----------  ------------  ------------
Net assets end of period            $           --  $         --  $   78,791  $         --  $         --
----------------------------------  ==============  ============  ==========  ============  ============

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                            --            --       5,904         3,367            --

      Units Issued                              --            --          --            --            --
      Units Redeemed                            --            --         (14)       (3,367)           --
                                    --------------  ------------  ----------  ------------  ------------
Units Outstanding at
   December 31, 2007                            --            --       5,890            --            --
                                    ==============  ============  ==========  ============  ============

(a) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                       JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                    Price Establishe    Price Mid-Cap   Price Value
                                    Growth Portfolio  Growth Portfolio   Portfolio
                                    ----------------  ----------------  -----------
Operations
   Net investment income (loss)     $           (273) $            (87) $       612
   Net realized gain (loss) on
      investments                              4,719             5,001        4,539
   Net change in unrealized
      appreciation(depreciation)
      on investments                            (316)              656       (5,753)
                                    ----------------  ----------------  -----------
Net increase (decrease) in net
   assets from operations                      4,130             5,570         (602)
                                    ----------------  ----------------  -----------

Contract transactions (1)
   Purchase payments                              --                --           --
   Surrenders and terminations                    --            (8,318)          --
   Transfers between portfolios               32,876                --          150
   Policyholder charges (Note 3)                  --               (34)          --
                                    ----------------  ----------------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                               32,876            (8,352)         150
                                    ----------------  ----------------  -----------
Net increase (decrease) in net
   assets                                     37,006            (2,782)        (452)
Net assets beginning of period                41,893            36,765       91,293
                                    ----------------  ----------------  -----------
Net assets end of period            $         78,899  $         33,983  $    90,841
----------------------------------  ================  ================  ===========

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                           3,270             2,546        6,538

      Units Issued                             2,545                --           53
      Units Redeemed                            (137)             (508)         (42)
                                    ----------------  ----------------  -----------
Units Outstanding at
   December 31, 2007                           5,678             2,038        6,549
                                    ================  ================  ===========

                     See notes to the financial statements.

JNLNY Separate Account II
Notes to Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company of New York ("Jackson") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety (90) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debts Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

---------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME              CURRENT PORTFOLIO NAME             EFFECTIVE DATE
---------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund     JNL/Lazard Mid Cap Equity Fund     March 31, 2008
---------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund   JNL/Lazard Small Cap Equity Fund   March 31, 2008
---------------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund          JNL/AIM Global Real Estate Fund    October 6, 2008
---------------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Statement  on  Financial  Accounting  Standards  ("SFAS")  No. 157,  "Fair Value
--------------------------------------------------------------------------------
Measurements"
-------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $441 and $410, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2008 and 2007 there were no transfer fee charges assessed.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

      Optional Benefit Charges
      ------------------------

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the benefit chosen. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

JNLNY Separate Account II
Notes to Financial Statement (continued)

Note 4 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
                                                                       Proceeds
                                                          Purchases   from Sales
                                                          ---------   ----------
JNL/AIM Global Real Estate Fund                           $   1,459   $      828
JNL/AIM International Growth Fund                             1,811       35,790
JNL/AIM Large Cap Growth Fund                                 1,072          325
JNL/AIM Small Cap Growth Fund                                    --           --
JNL/Capital Guardian Global Balanced Fund                        --           --
JNL/Capital Guardian Global Diversified Research Fund            --           --
JNL/Capital Guardian International Small Cap Fund                --           --
JNL/Capital Guardian U.S. Growth Equity Fund                     --        4,195
JNL/Credit Suisse Global Natural Resources Fund                  --           --
JNL/Credit Suisse Long/Short Fund                                --           --
JNL/Eagle Core Equity Fund                                    8,311          408
JNL/Eagle SmallCap Equity Fund                                  260           81
JNL/Franklin Templeton Founding Strategy Fund                    --           --
JNL/Franklin Templeton Global Growth Fund                        --           --
JNL/Franklin Templeton Income Fund                               --           --
JNL/Franklin Templeton Mutual Shares Fund                    33,722          153
JNL/Franklin Templeton Small Cap Value Fund                   3,166           13
JNL/Goldman Sachs Core Plus Bond Fund                         9,050        3,470
JNL/Goldman Sachs Emerging Markets Debts Fund                    --           --
JNL/Goldman Sachs Mid Cap Value Fund                             --           --
JNL/Goldman Sachs Short Duration Bond Fund                       --           --
JNL/JPMorgan International Value Fund                        13,222        1,111
JNL/JPMorgan MidCap Growth Fund                                  --           --
JNL/JPMorgan U.S. Government & Quality Bond Fund                 --           --
JNL/Lazard Emerging Markets Fund                                 --           --
JNL/Lazard Mid Cap Equity Fund                                  577          481
JNL/Lazard Small Cap Equity Fund                                510          327
JNL/M&G Global Basics Fund                                       --           --
JNL/M&G Global Leaders Fund                                      --           --
JNL/MCM 10 x 10 Fund                                             --           --
JNL/MCM Bond Index Fund                                          --        3,532
JNL/MCM Enhanced S&P 500 Stock Index Fund                        --           --
JNL/MCM European 30 Fund                                         --           --

                                                                       Proceeds
                                                          Purchases   from Sales
                                                          ---------   ----------
JNL/MCM Index 5 Fund                                      $      --   $       --
JNL/MCM International Index Fund                                 --        4,248
JNL/MCM Pacific Rim 30 Fund                                      --           --
JNL/MCM S&P 400 MidCap Index Fund                             4,156        6,613
JNL/MCM S&P 500 Index Fund                                       --        3,405
JNL/MCM Small Cap Index Fund                                  2,801        7,541
JNL/Oppenheimer Global Growth Fund                           12,436        1,095
JNL/PAM Asia ex-Japan Fund                                       --           --
JNL/PAM China-India Fund                                         --           --
JNL/PIMCO Real Return Fund                                   12,946       12,221
JNL/PIMCO Total Return Bond Fund                             40,105          595
JNL/PPM America Core Equity Fund                              1,755        1,494
JNL/PPM America High Yield Bond Fund                          4,770           20
JNL/PPM America Mid Cap Value Fund                               --           --
JNL/PPM America Small Cap Value Fund                             --           --
JNL/PPM America Value Equity Fund                             8,319      112,944
JNL/Red Rocks Listed Private Equity Fund                         --           --
JNL/S&P 4 Fund                                                   --           --
JNL/S&P Competitive Advantage Fund                               --           --
JNL/S&P Disciplined Growth Fund                                  --           --
JNL/S&P Disciplined Moderate Fund                                --           --
JNL/S&P Disciplined Moderate Growth Fund                         --           --
JNL/S&P Dividend Income & Growth Fund                            --           --
JNL/S&P Intrinsic Value Fund                                     --           --
JNL/S&P Managed Aggressive Growth Fund                        4,459       18,571
JNL/S&P Managed Conservative Fund                                --           --
JNL/S&P Managed Growth Fund                                   2,947       63,319
JNL/S&P Managed Moderate Fund                                    --           --
JNL/S&P Managed Moderate Growth Fund                         46,638      181,257
JNL/S&P Retirement 2015 Fund                                     --           --
JNL/S&P Retirement 2020 Fund                                     --            -
JNL/S&P Retirement 2025 Fund                                     --           --
JNL/S&P Retirement Income Fund                                   --           --

JNLNY Separate Account II
Notes to Financial Statement (continued)

Note 4 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
                                                                       Proceeds
                                                          Purchases   from Sales
                                                          ---------   ----------
JNL/S&P Total Yield Fund                                  $      --   $       --
JNL/Select Balanced Fund                                      5,541       32,122
JNL/Select Money Market Fund                                 51,637       15,495
JNL/Select Value Fund                                            --           --

                                                                      Proceeds
                                                          Purchases   from Sales
                                                          ---------   ----------
JNL/T.Rowe Price Established Growth Fund                  $  51,704   $    1,450
JNL/T.Rowe Price Mid-Cap Growth Fund                          6,580        1,190
JNL/T.Rowe Price Value Fund                                  11,428        2,781

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
                                                                       Proceeds
                                                          Purchases   from Sales
                                                          ---------   ----------
JNL/MCM 25 Fund                                           $      --   $       --
JNL/MCM Communications Sector Fund                               --           --
JNL/MCM Consumer Brands Sector Fund                              --           --
JNL/MCM Dow SM Dividend Fund                                     --           --
JNL/MCM Financial Sector Fund                                    --           --
JNL/MCM Healthcare Sector Fund                                   --           --
JNL/MCM JNL 5 Fund                                           36,291        3,592
JNL/MCM JNL Optimized 5 Fund                                     --           --
JNL/MCM Nasdaq(R) 25 Fund                                        --           --

                                                                       Proceeds
                                                          Purchases   from Sales
                                                          ---------   ----------
JNL/MCM NYSE(R) International 25 Fund                     $      --   $       --
JNL/MCM Oil & Gas Sector Fund                                 3,625        3,097
JNL/MCM S&P(R) 24 Fund                                           --           --
JNL/MCM S&P(R) SMid 60 Fund                                      --           --
JNL/MCM Select Small-Cap Fund                                    --           --
JNL/MCM Technology Sector Fund                                  936          574
JNL/MCM Value Line(R) 30 Fund                                    --           --
JNL/MCM VIP Fund                                                 --           --

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                                  JNL/Capital
                                         JNL/AIM Global        JNL/AIM           JNL/AIM          JNL/AIM       Guardian Global
                                           Real Estate      International       Large Cap        Small Cap          Balanced
                                          Portfolio(a)    Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                         --------------   ----------------  ----------------  ----------------  ---------------
Period ended December 31, 2008

   Unit Value                            $     6.574885   $       7.565686  $       9.672645  $       8.518794  $      9.675042
   (1) Net Assets (in thousands)         $            4   $              7  $             16  $             --  $            --
   (1) Units Outstanding (in thousands)               1                  1                 2                --               --
   Total Return ****                             -36.66%            -41.82%           -38.59%           -40.63%          -29.35%
   Investment Income Ratio **                      2.04%              0.13%             0.14%             0.00%            0.00%
   Ratio of Expenses ***                           1.50%              1.50%             1.50%             1.50%            1.50%

Period ended December 31, 2007

   Unit Value                            $    10.380810   $      13.002968  $      15.751257  $      14.347816  $     13.695002
   Net Assets (in thousands)             $            6   $             54  $             27  $             --  $            --
   Units Outstanding (in thousands)                   1                  4                 2                --               --
   Total Return ****                             -16.28%              8.13%            14.02%             9.71%            6.34%
   Investment Income Ratio **                      3.52%              1.37%             0.33%             0.00%            0.00%
   Ratio of Expenses ***                           1.50%              1.50%             1.50%             1.50%            1.50%

Period ended December 31, 2006

   Unit Value                            $    12.399660   $      12.024960  $      13.814450  $      13.078390  $     12.878400
   Net Assets (in thousands)             $            6   $             50  $             30  $             --  $            --
   Units Outstanding (in thousands)                   1                  4                 2                --               --
   Total Return ****                              24.00%*            20.77%             6.26%            12.79%            9.14%
   Investment Income Ratio **                      0.98%              1.53%             0.02%             0.00%            0.00%
   Ratio of Expenses ***                           1.50%              1.50%             1.50%             1.50%            1.50%

Period ended December 31, 2005

   Unit Value                                       n/a   $       9.957252  $      13.001025  $      11.595561  $     11.799486
   Net Assets (in thousands)                        n/a   $             42  $             28  $             --  $            --
   Units Outstanding (in thousands)                 n/a                  4                 2                --               --
   Total Return ****                                n/a               9.04%             5.64%             6.81%            8.45%
   Investment Income Ratio **                       n/a               1.69%             0.03%             0.00%            0.00%
   Ratio of Expenses ***                            n/a               1.50%             1.50%             1.50%            1.50%

Period ended December 31, 2004

   Unit Value                                       n/a   $       9.131387  $      12.306877  $      10.856199  $     10.879741
   Net Assets (in thousands)                        n/a   $             38  $             26  $             --  $            --
   Units Outstanding (in thousands)                 n/a                  4                 2                --               --
   Total Return ****                                n/a              14.61%             6.30%             5.26%            8.80%*
   Investment Income Ratio **                       n/a               1.25%             0.00%             0.00%            0.00%
   Ratio of Expenses ***                            n/a               1.50%             1.50%             1.50%            1.50%

                                            JNL/Capital         JNL/Capital        JNL/Capital   JNL/Credit Suisse       JNL/
                                          Guardian Global         Guardian        Guardian U.S.    Global Natural    Credit Suisse
                                            Diversified     International Small   Growth Equity       Resources        Long/Short
                                        Research Portfolio    Cap Portfolio(c)      Portfolio       Portfolio(b)     Portfolio(b)
                                        ------------------  -------------------   -------------  -----------------   -------------
Period ended December 31, 2008

   Unit Value                           $         7.566836  $          4.476847   $    4.320987  $        6.584201   $    6.565690
   (1) Net Assets (in thousands)        $               --  $                --   $          --  $              --   $          --
   (1) Units Outstanding (in thousands)                 --                   --              --                 --              --
   Total Return ****                                -43.34%              -54.59%         -41.76%            -51.95%        -38.61%
   Investment Income Ratio **                         0.00%                0.00%           0.00%              0.00%          0.00%
   Ratio of Expenses ***                              1.50%                1.50%           1.50%              1.50%          1.50%

Period ended December 31, 2007

   Unit Value                           $        13.354475  $          9.858651   $    7.418940  $       13.702074   $   10.695496
   Net Assets (in thousands)            $               --  $                --   $           7  $              --   $          --
   Units Outstanding (in thousands)                     --                   --               1                 --              --
   Total Return ****                                 18.84%               -1.41%*          8.09%             37.02%*          6.95%*
   Investment Income Ratio **                         0.00%                0.00%           0.00%              0.00%           0.00%
   Ratio of Expenses ***                              1.50%                1.50%           1.50%              1.50%           1.50%

Period ended December 31, 2006

   Unit Value                           $        11.237288                  n/a   $    6.863634                n/a             n/a
   Net Assets (in thousands)            $               --                  n/a   $           6                n/a             n/a
   Units Outstanding (in thousands)                     --                  n/a               1                n/a             n/a
   Total Return ****                                 11.62%                 n/a            3.05%               n/a             n/a
   Investment Income Ratio **                         0.00%                 n/a            0.00%               n/a             n/a
   Ratio of Expenses ***                              1.50%                 n/a            1.50%               n/a             n/a

Period ended December 31, 2005

   Unit Value                           $        10.067040                  n/a   $    6.660430                n/a             n/a
   Net Assets (in thousands)            $               --                  n/a   $           6                n/a             n/a
   Units Outstanding (in thousands)                     --                  n/a               1                n/a             n/a
   Total Return ****                                  0.40%                 n/a            3.12%               n/a             n/a
   Investment Income Ratio **                         0.00%                 n/a            0.00%               n/a             n/a
   Ratio of Expenses ***                              1.50%                 n/a            1.50%               n/a             n/a

Period ended December 31, 2004

   Unit Value                           $        10.026916                  n/a   $    6.459174                n/a             n/a
   Net Assets (in thousands)            $               --                  n/a   $           6                n/a             n/a
   Units Outstanding (in thousands)                     --                  n/a               1                n/a             n/a
   Total Return ****                                  9.70%                 n/a           10.01%               n/a             n/a
   Investment Income Ratio **                         0.00%                 n/a            0.00%               n/a             n/a
   Ratio of Expenses ***                              1.50%                 n/a            1.50%               n/a             n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                                JNL/Franklin
                                       JNL/Eagle        JNL/Eagle          JNL/Franklin          Templeton         JNL/Franklin
                                      Core Equity   SmallCap Equity     Templeton Founding     Global Growth        Templeton
                                       Portfolio        Portfolio      Strategy Portfolio(c)    Portfolio(c)   Income Portfolio(b)
                                      -----------   ----------------   ---------------------   -------------   -------------------
Period ended December 31, 2008

   Unit Value                         $  7.207435   $       9.129385   $            6.257668   $    5.802330   $          7.548114
   (1) Net Assets (in thousands)      $        19   $              4   $                  --   $          --   $                --
   (1) Units Outstanding
        (in thousands)                           3                  0                      --              --                    --
   Total Return ****                       -39.94%            -39.20%                 -37.09%         -41.51%               -30.78%
   Investment Income Ratio **                2.76%              0.00%                   0.00%           0.00%                 0.00%
   Ratio of Expenses ***                     1.50%              1.50%                   1.50%           1.50%                 1.50%

Period ended December 31, 2007

   Unit Value                         $ 12.001288   $      15.015934   $            9.946315   $    9.919478   $         10.904895
   Net Assets (in thousands)          $        32   $              6   $                  --   $          --   $                --
   Units Outstanding (in thousands)             3                  0                      --              --                    --
   Total Return ****                        -0.92%             10.41%                  -0.54%*         -0.81%*                0.32%
   Investment Income Ratio **                1.98%              2.16%                   0.00%           0.00%                 0.00%
   Ratio of Expenses ***                     1.50%              1.50%                   1.50%           1.50%                 1.50%

Period ended December 31, 2006

   Unit Value                         $ 12.112680   $      13.599600                     n/a             n/a   $         10.869730
   Net Assets (in thousands)          $        33   $              6                     n/a             n/a   $                --
   Units Outstanding (in thousands)             3                 --                     n/a             n/a                    --
   Total Return ****                        10.68%             18.30%                    n/a             n/a                  8.70%*
   Investment Income Ratio **                0.02%              0.00%                    n/a             n/a                  0.00%
   Ratio of Expenses ***                     1.50%              1.50%                    n/a             n/a                  1.50%

Period ended December 31, 2005

   Unit Value                         $ 10.943822   $      11.495585                     n/a             n/a                   n/a
   Net Assets (in thousands)          $        37   $              5                     n/a             n/a                   n/a
   Units Outstanding (in thousands)             3                 --                     n/a             n/a                   n/a
   Total Return ****                         1.84%              1.00%                    n/a             n/a                   n/a
   Investment Income Ratio **                0.77%              0.00%                    n/a             n/a                   n/a
   Ratio of Expenses ***                     1.50%              1.50%                    n/a             n/a                   n/a

Period ended December 31, 2004

   Unit Value                         $ 10.746156   $      11.381974                     n/a             n/a                   n/a
   Net Assets (in thousands)          $        43   $             --                     n/a             n/a                   n/a
   Units Outstanding (in thousands)             4                 --                     n/a             n/a                   n/a
   Total Return ****                         7.46%*            13.82%*                   n/a             n/a                   n/a
   Investment Income Ratio **                0.85%              0.00%                    n/a             n/a                   n/a
   Ratio of Expenses ***                     1.50%              1.50%                    n/a             n/a                   n/a

                                                              JNL/Franklin          JNL/         JNL/Goldman          JNL/
                                          JNL/Franklin          Templeton       Goldman Sachs  Sachs Emerging     Goldman Sachs
                                        Templeton Mutual        Small Cap         Core Plus     Markets Debt         Mid Cap
                                      Shares Portfolio(c)  Value Portfolio(a)  Bond Portfolio   Portfolio(d)   Value Portfolio(a)
                                      -------------------  ------------------  --------------  --------------  ------------------
Period ended December 31, 2008

   Unit Value                         $          6.042452  $         6.556791  $    11.789171  $     9.645942                 n/a
   (1) Net Assets (in thousands)      $                24  $                2  $           80  $           --                 n/a
   (1) Units Outstanding
        (in thousands)                                  4                   0               7              --                 n/a
   Total Return ****                               -38.82%             -34.43%*         -6.59%          -3.54%*               n/a
   Investment Income Ratio **                        0.00%               1.12%           4.11%           0.00%                n/a
   Ratio of Expenses ***                             1.50%               1.50%           1.50%           1.50%                n/a

Period ended December 31, 2007

   Unit Value                         $          9.877303                 n/a  $    12.620266             n/a                 n/a
   Net Assets (in thousands)          $                --                 n/a  $           83             n/a                 n/a
   Units Outstanding (in thousands)                    --                 n/a               7             n/a                 n/a
   Total Return ****                                -1.23%*               n/a            5.40%            n/a                 n/a
   Investment Income Ratio **                        0.00%                n/a            3.27%            n/a                 n/a
   Ratio of Expenses ***                             1.50%                n/a            1.50%            n/a                 n/a

Period ended December 31, 2006

   Unit Value                                         n/a                 n/a  $    11.973210             n/a                 n/a
   Net Assets (in thousands)                          n/a                 n/a  $           79             n/a                 n/a
   Units Outstanding (in thousands)                   n/a                 n/a               7             n/a                 n/a
   Total Return ****                                  n/a                 n/a            3.13%            n/a                 n/a
   Investment Income Ratio **                         n/a                 n/a            0.08%            n/a                 n/a
   Ratio of Expenses ***                              n/a                 n/a            1.50%            n/a                 n/a

Period ended December 31, 2005

   Unit Value                                         n/a                 n/a  $    11.609835             n/a                 n/a
   Net Assets (in thousands)                          n/a                 n/a  $          124             n/a                 n/a
   Units Outstanding (in thousands)                   n/a                 n/a              11             n/a                 n/a
   Total Return ****                                  n/a                 n/a            1.10%            n/a                 n/a
   Investment Income Ratio **                         n/a                 n/a            6.25%            n/a                 n/a
   Ratio of Expenses ***                              n/a                 n/a            1.50%            n/a                 n/a

Period ended December 31, 2004

   Unit Value                                         n/a                 n/a  $    11.483868             n/a                 n/a
   Net Assets (in thousands)                          n/a                 n/a  $           31             n/a                 n/a
   Units Outstanding (in thousands)                   n/a                 n/a               3             n/a                 n/a
   Total Return ****                                  n/a                 n/a            5.32%            n/a                 n/a
   Investment Income Ratio **                         n/a                 n/a            4.53%            n/a                 n/a
   Ratio of Expenses ***                              n/a                 n/a            1.50%            n/a                 n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                JNL/                                           JNL/JPMorgan
                                           Goldman Sachs       JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                           Short Duration     International   MidCap Growth   & Quality Bond  Emerging Markets
                                         Bond Portfolio(a)   Value Portfolio    Portfolio       Portfolio       Portfolio(a)
                                         -----------------   ---------------  -------------  ---------------  ----------------
Period ended December 31, 2008

   Unit Value                            $        9.762681   $     10.947907  $    7.785176  $     11.668312  $       6.952217
   (1) Net Assets (in thousands)         $              --   $            40  $          --  $            --  $             --
   (1) Units Outstanding (in thousands)                 --                 4             --               --                --
   Total Return ****                                 -7.37%           -45.32%        -45.27%            4.95%           -50.79%
   Investment Income Ratio **                         0.00%             2.21%          0.00%            0.00%             0.00%
   Ratio of Expenses ***                              1.50%             1.50%          1.50%            1.50%             1.50%

Period ended December 31, 2007

   Unit Value                            $       10.539771   $     20.021823  $   14.225106  $     11.118317  $      14.128264
   Net Assets (in thousands)             $              --   $            71  $          --  $            --  $             --
   Units Outstanding (in thousands)                     --                 4             --               --                --
   Total Return ****                                  3.25%            10.29%          6.35%            4.79%            29.84%
   Investment Income Ratio **                         0.00%             5.22%          0.00%            0.00%             0.00%
   Ratio of Expenses ***                              1.50%             1.50%          1.50%            1.50%             1.50%

Period ended December 31, 2006

   Unit Value                            $       10.207970   $     18.153170  $   13.376350  $     10.610080  $      10.881240
   Net Assets (in thousands)             $              --   $            66  $          --  $            --  $             --
   Units Outstanding (in thousands)                     --                 4             --               --                --
   Total Return ****                                  2.08%*           30.02%         10.39%            1.72%             8.81%*
   Investment Income Ratio **                         0.00%             2.15%          0.00%            0.00%             0.00%
   Ratio of Expenses ***                              1.50%             1.50%          1.50%            1.50%             1.50%

Period ended December 31, 2005

   Unit Value                                          n/a   $     13.961734  $   12.117176  $     10.430787               n/a
   Net Assets (in thousands)                           n/a   $            34  $          --  $            --               n/a
   Units Outstanding (in thousands)                    n/a                 2             --               --               n/a
   Total Return ****                                   n/a             16.81%          4.59%            0.83%              n/a
   Investment Income Ratio **                          n/a              0.40%          0.00%            0.00%              n/a
   Ratio of Expenses ***                               n/a              1.50%          1.50%            1.50%              n/a

Period ended December 31, 2004

   Unit Value                                          n/a   $     11.953024  $   11.585839  $     10.344456               n/a
   Net Assets (in thousands)                           n/a   $            17  $          --  $            --               n/a
   Units Outstanding (in thousands)                    n/a                 1             --               --               n/a
   Total Return ****                                   n/a             20.71%         15.86%*           3.44%*             n/a
   Investment Income Ratio **                          n/a              1.19%          0.00%            0.00%              n/a
   Ratio of Expenses ***                               n/a              1.50%          1.50%            1.50%              n/a

                                            JNL/Lazard        JNL/Lazard        JNL/M&G          JNL/M&G         JNL/MCM
                                              Mid Cap          Small Cap     Global Basics   Global Leaders      10 x 10
                                         Equity Portfolio  Equity Portfolio   Portfolio(c)    Portfolio(c)    Portfolio(b)
                                         ----------------  ----------------  -------------   --------------   ------------
Period ended December 31, 2008

   Unit Value                            $      10.746437  $       7.832289  $    8.390373   $     8.327592   $   6.167480
   (1) Net Assets (in thousands)         $             23  $             16  $          --   $           --   $          -
   (1) Units Outstanding (in thousands)                 2                 2             --               --              -
   Total Return ****                               -39.87%           -39.49%        -16.10%*         -16.72%*       -37.20%
   Investment Income Ratio **                        1.31%             0.00%          0.00%            0.00%          0.00%
   Ratio of Expenses ***                             1.50%             1.50%          1.50%            1.50%          1.50%

Period ended December 31, 2007

   Unit Value                            $      17.872460  $      12.943750            n/a              n/a   $   9.820622
   Net Assets (in thousands)             $             38  $             26            n/a              n/a   $         --
   Units Outstanding (in thousands)                     2                 2            n/a              n/a             --
   Total Return ****                                -4.07%            -8.20%           n/a              n/a          -1.79%*
   Investment Income Ratio **                        5.27%             3.92%           n/a              n/a           0.00%
   Ratio of Expenses ***                             1.50%             1.50%           n/a              n/a           1.50%

Period ended December 31, 2006

   Unit Value                            $      18.629900  $      14.100170            n/a              n/a            n/a
   Net Assets (in thousands)             $             39  $             28            n/a              n/a            n/a
   Units Outstanding (in thousands)                     2                 2            n/a              n/a            n/a
   Total Return ****                                12.86%            15.06%           n/a              n/a            n/a
   Investment Income Ratio **                        1.58%            10.40%           n/a              n/a            n/a
   Ratio of Expenses ***                             1.50%             1.50%           n/a              n/a            n/a

Period ended December 31, 2005

   Unit Value                            $      16.507090  $      12.254247            n/a              n/a            n/a
   Net Assets (in thousands)             $            122  $             25            n/a              n/a            n/a
   Units Outstanding (in thousands)                     7                 2            n/a              n/a            n/a
   Total Return ****                                 7.19%             3.10%           n/a              n/a            n/a
   Investment Income Ratio **                        9.95%             4.15%           n/a              n/a            n/a
   Ratio of Expenses ***                             1.50%             1.50%           n/a              n/a            n/a

Period ended December 31, 2004

   Unit Value                            $      15.399553  $      11.886360            n/a              n/a            n/a
   Net Assets (in thousands)             $             95  $             25            n/a              n/a            n/a
   Units Outstanding (in thousands)                     6                 2            n/a              n/a            n/a
   Total Return ****                                22.86%            13.66%           n/a              n/a            n/a
   Investment Income Ratio **                        0.38%             0.04%           n/a              n/a            n/a
   Ratio of Expenses ***                             1.50%             1.50%           n/a              n/a            n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------


                                                            JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
                                            JNL/MCM       Bond Index    Communications    Consumer Brands  Dow Dividend
                                         25 Portfolio(b)   Portfolio   Sector Portfolio  Sector Portfolio  Portfolio(a)
                                         ---------------  -----------  ----------------  ----------------  ------------
Period ended December 31, 2008

   Unit Value                            $      6.389943  $ 11.278835  $      10.131493  $       7.336651  $   4.702852
   (1) Net Assets (in thousands)         $            --  $        --  $             --  $             --  $         --
   (1) Units Outstanding (in thousands)               --           --                --                --            --
   Total Return ****                              -36.19%        2.16%           -40.54%           -32.32%       -50.12%
   Investment Income Ratio **                       0.00%        0.00%             0.00%             0.00%         0.00%
   Ratio of Expenses ***                            1.50%        1.50%             1.50%             1.50%         1.50%

Period ended December 31, 2007

   Unit Value                            $     10.014489  $ 11.040804  $      17.038380  $      10.839822  $   9.428052
   Net Assets (in thousands)             $            --  $         4  $             --  $             --  $         --
   Units Outstanding (in thousands)                   --            0                --                --            --
   Total Return ****                               -4.28%        4.83%             2.74%            -9.24%        -5.72%*
   Investment Income Ratio **                       0.00%        3.85%             0.00%             0.00%         0.00%
   Ratio of Expenses ***                            1.50%        1.50%             1.50%             1.50%         1.50%

Period ended December 31, 2006

   Unit Value                            $     10.462560  $ 10.532540  $      16.583460  $      11.943920           n/a
   Net Assets (in thousands)             $            --  $         4  $             --  $             --           n/a
   Units Outstanding (in thousands)                   --           --                --                --           n/a
   Total Return ****                                4.63%*       2.11%            34.12%            11.77%          n/a
   Investment Income Ratio **                       0.00%        1.91%             0.00%             0.00%          n/a
   Ratio of Expenses ***                            1.50%        1.50%             1.50%             1.50%          n/a

Period ended December 31, 2005

   Unit Value                                        n/a  $ 10.315207  $      12.364689  $      10.685770           n/a
   Net Assets (in thousands)                         n/a  $         4  $             --  $             --           n/a
   Units Outstanding (in thousands)                  n/a           --                --                --           n/a
   Total Return ****                                 n/a         0.34%            -0.14%            -3.24%          n/a
   Investment Income Ratio **                        n/a         2.20%            10.30%             1.54%          n/a
   Ratio of Expenses ***                             n/a         1.50%             1.50%             1.50%          n/a

Period ended December 31, 2004

   Unit Value                                        n/a  $ 10.280378  $      12.382215  $      11.043573           n/a
   Net Assets (in thousands)                         n/a  $         5  $             --  $             --           n/a
   Units Outstanding (in thousands)                  n/a           --                --                --           n/a
   Total Return ****                                 n/a         2.80%*           15.92%             8.45%          n/a
   Investment Income Ratio **                        n/a         0.29%             0.00%             0.00%          n/a
   Ratio of Expenses ***                             n/a         1.50%             1.50%             1.50%          n/a

                                             JNL/MCM
                                             Enhanced        JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                                          S&P 500 Stock   European 30        Financial        Healthcare        Index 5
                                         Index Portfolio  Portfolio(d)   Sector Portfolio  Sector Portfolio  Portfolio(c)
                                         ---------------  ------------   ----------------  ----------------  ------------
Period ended December 31, 2008

   Unit Value                            $      8.133511  $   8.595688   $       5.569937  $       9.266713  $   6.839467
   (1) Net Assets (in thousands)         $            --  $         --   $             --  $             --  $         --
   (1) Units Outstanding (in thousands)               --            --                 --                --            --
   Total Return ****                              -38.73%       -14.04%*           -51.38%           -24.35%       -30.91%
   Investment Income Ratio **                       0.00%         0.00%              0.00%             0.00%         0.00%
   Ratio of Expenses ***                            1.50%         1.50%              1.50%             1.50%         1.50%

Period ended December 31, 2007

   Unit Value                            $     13.275665           n/a   $      11.455883  $      12.248984  $   9.899824
   Net Assets (in thousands)             $            --           n/a   $             --  $             --  $         --
   Units Outstanding (in thousands)                   --           n/a                 --                --            --
   Total Return ****                                2.21%          n/a             -18.60%             5.96%        -1.00%*
   Investment Income Ratio **                       0.00%          n/a               0.00%             0.00%         0.00%
   Ratio of Expenses ***                            1.50%          n/a               1.50%             1.50%         1.50%

Period ended December 31, 2006

   Unit Value                            $     12.988530           n/a   $      14.073420  $      11.560330           n/a
   Net Assets (in thousands)             $            --           n/a   $             --  $             --           n/a
   Units Outstanding (in thousands)                   --           n/a                 --                --           n/a
   Total Return ****                               15.10%          n/a              16.94%             4.69%          n/a
   Investment Income Ratio **                       0.00%          n/a               0.00%             0.00%          n/a
   Ratio of Expenses ***                            1.50%          n/a               1.50%             1.50%          n/a

Period ended December 31, 2005

   Unit Value                            $     11.284178           n/a   $      12.034994  $      11.042372           n/a
   Net Assets (in thousands)             $            --           n/a   $             --  $             --           n/a
   Units Outstanding (in thousands)                   --           n/a                 --                --           n/a
   Total Return ****                                2.70%          n/a               5.21%             6.01%          n/a
   Investment Income Ratio **                       0.00%          n/a               1.52%             0.00%          n/a
   Ratio of Expenses ***                            1.50%          n/a               1.50%             1.50%          n/a

Period ended December 31, 2004

   Unit Value                            $     10.988048           n/a   $      11.438994  $      10.416034           n/a
   Net Assets (in thousands)             $            --           n/a   $             --  $             --           n/a
   Units Outstanding (in thousands)                   --           n/a                 --                --           n/a
   Total Return ****                                9.88%*         n/a              11.79%             1.92%          n/a
   Investment Income Ratio **                       0.00%          n/a               0.00%             0.00%          n/a
   Ratio of Expenses ***                            1.50%          n/a               1.50%             1.50%          n/a


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                               JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM
                                            International         JNL 5        JNL Optimized      Nasdaq 25     NYSE International
                                           Index Portfolio    Portfolio(a)    5 Portfolio(b)    Portfolio(a)      25 Portfolio(c)
                                           ---------------    ------------    --------------    ------------    ------------------
Period ended December 31, 2008

   Unit Value                              $      9.884346    $   7.367031    $     6.374909    $   5.944942    $         6.159141
   (1) Net Assets (in thousands)           $            --    $        164    $           --    $         --    $               --
   (1) Units Outstanding (in thousands)                 --              22                --              --                    --
   Total Return ****                                -43.78%         -43.39%           -46.88%         -42.38%               -46.74%
   Investment Income Ratio **                         0.00%           2.24%             0.00%           0.00%                 0.00%
   Ratio of Expenses ***                              1.50%           1.50%             1.50%           1.50%                 1.50%

Period ended December 31, 2007

   Unit Value                              $     17.580303    $  13.014132    $    12.001359    $  10.317868    $        11.563320
   Net Assets (in thousands)               $             6    $        290    $           --    $         --    $               --
   Units Outstanding (in thousands)                      0              22                --              --                    --
   Total Return ****                                  8.74%          -0.08%            11.88%           3.18%*               15.63%*
   Investment Income Ratio **                         2.56%           5.31%             0.00%           0.00%                 0.00%
   Ratio of Expenses ***                              1.50%           1.50%             1.50%           1.50%                 1.50%

Period ended December 31, 2006

   Unit Value                              $     16.167480    $  13.024980    $    10.726770             n/a                   n/a
   Net Assets (in thousands)               $             6    $         49    $           --             n/a                   n/a
   Units Outstanding (in thousands)                     --               4                --             n/a                   n/a
   Total Return ****                                 23.72%          17.05%             7.27%*           n/a                   n/a
   Investment Income Ratio **                         2.78%           0.33%             0.00%            n/a                   n/a
   Ratio of Expenses ***                              1.50%           1.50%             1.50%            n/a                   n/a

Period ended December 31, 2005

   Unit Value                              $     13.068315    $  11.127270               n/a             n/a                   n/a
   Net Assets (in thousands)               $             5    $          1               n/a             n/a                   n/a
   Units Outstanding (in thousands)                     --              --               n/a             n/a                   n/a
   Total Return ****                                 11.63%          11.27%*             n/a             n/a                   n/a
   Investment Income Ratio **                         2.29%           0.00%              n/a             n/a                   n/a
   Ratio of Expenses ***                              1.50%           1.50%              n/a             n/a                   n/a

Period ended December 31, 2004

   Unit Value                              $     11.706834             n/a               n/a             n/a                   n/a
   Net Assets (in thousands)               $             6             n/a               n/a             n/a                   n/a
   Units Outstanding (in thousands)                     --             n/a               n/a             n/a                   n/a
   Total Return ****                                 17.07%*           n/a               n/a             n/a                   n/a
   Investment Income Ratio **                         0.09%            n/a               n/a             n/a                   n/a
   Ratio of Expenses ***                              1.50%            n/a               n/a             n/a                   n/a

                                                JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM
                                               Oil & Gas     Pacific Rim 30       S&P 24        S&P 400 MidCap        S&P 500
                                           Sector Portfolio   Portfolio(d)     Portfolio(b)    Index Portfolio    Index Portfolio
                                           ----------------  --------------    ------------    ---------------    ---------------
Period ended December 31, 2008

   Unit Value                              $      18.105161  $     9.566223    $   6.512547    $      8.763183    $      8.078743
   (1) Net Assets (in thousands)           $             33  $           --    $         --    $            29    $             -
   (1) Units Outstanding (in thousands)                   2              --              --                  3                  -
   Total Return ****                                 -38.79%          -4.34%*         -33.73%           -38.51%            -38.57%
   Investment Income Ratio **                          0.59%           0.00%            0.00%             0.98%              0.00%
   Ratio of Expenses ***                               1.50%           1.50%            1.50%             1.50%              1.50%

Period ended December 31, 2007

   Unit Value                              $      29.577937             n/a    $   9.827615    $     14.252170    $     13.152142
   Net Assets (in thousands)               $             57             n/a    $         --    $            53    $             4
   Units Outstanding (in thousands)                       2             n/a              --                  4                  0
   Total Return ****                                  33.26%            n/a           -1.72%*             5.84%              3.33%
   Investment Income Ratio **                          0.97%            n/a            0.00%              1.17%              1.29%
   Ratio of Expenses ***                               1.50%            n/a            1.50%              1.50%              1.50%

Period ended December 31, 2006

   Unit Value                              $      22.195660             n/a             n/a    $     13.465450    $     12.728210
   Net Assets (in thousands)               $             46             n/a             n/a    $            51    $             5
   Units Outstanding (in thousands)                       2             n/a             n/a                  4                  -
   Total Return ****                                 19.00%             n/a             n/a               8.06%            13.37%
   Investment Income Ratio **                         1.16%             n/a             n/a               1.68%             1.43%
   Ratio of Expenses ***                              1.50%             n/a             n/a               1.50%             1.50%

Period ended December 31, 2005

   Unit Value                              $      18.652168             n/a             n/a    $     12.461169    $     11.227204
   Net Assets (in thousands)               $             40             n/a             n/a    $            18    $             5
   Units Outstanding (in thousands)                       2             n/a             n/a                  1                  -
   Total Return ****                                 34.76%             n/a             n/a              10.32%              2.83%
   Investment Income Ratio **                         2.18%             n/a             n/a               1.43%              1.14%
   Ratio of Expenses ***                              1.50%             n/a             n/a               1.50%              1.50%

Period ended December 31, 2004

   Unit Value                              $      13.841319             n/a             n/a    $     11.295477    $     10.918599
   Net Assets (in thousands)               $             23             n/a             n/a    $             5    $             5
   Units Outstanding (in thousands)                       2             n/a             n/a                 --                  -
   Total Return ****                                  31.35%            n/a             n/a              12.95%*             9.19%*
   Investment Income Ratio **                          0.00%            n/a             n/a               0.01%              1.18%
   Ratio of Expenses ***                               1.50%            n/a             n/a               1.50%              1.50%

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                             JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM         JNL/MCM
                                             S&P SMid       Select Small-Cap       Small Cap          Technology     Value Line 30
                                         60 Portfolio(d)      Portfolio(b)      Index Portfolio    Sector Portfolio   Portfolio(a)
                                         ---------------    ----------------    ---------------    ----------------  -------------
Period ended December 31, 2008

   Unit Value                            $      6.076396    $       5.143676    $      8.480287    $       6.878224  $    5.151473
   (1) Net Assets (in thousands)         $            --    $             --    $            20    $              4  $          --
   (1) Units Outstanding
     (in thousands)                                   --                  --                  2                   1             --
   Total Return ****                              -31.26%             -40.95%            -35.90%             -44.26%        -48.23%
   Investment Income Ratio **                       0.00%               0.00%              1.11%               0.02%          0.00%
   Ratio of Expenses ***                            1.50%               1.50%              1.50%               1.50%          1.50%

Period ended December 31, 2007

   Unit Value                            $      8.839424    $       8.710637    $     13.229328    $      12.340150  $    9.950144
   Net Assets (in thousands)             $            --    $             --    $            37    $              7  $          --
   Units Outstanding (in thousands)                   --                  --                  3                   1             --
   Total Return ****                              -11.61%*            -11.79%             -3.57%              12.84%         -0.50%*
   Investment Income Ratio **                       0.00%               0.00%              1.39%               0.06%          0.00%
   Ratio of Expenses ***                            1.50%               1.50%              1.50%               1.50%          1.50%

Period ended December 31, 2006

   Unit Value                                        n/a    $       9.874914    $     13.719460    $      10.935530            n/a
   Net Assets (in thousands)                         n/a    $             --    $            37    $              6            n/a
   Units Outstanding (in thousands)                  n/a                  --                  3                   1            n/a
   Total Return ****                                 n/a               -1.25%*            15.74%               7.72%           n/a
   Investment Income Ratio **                        n/a                0.00%              2.13%               0.10%           n/a
   Ratio of Expenses ***                             n/a                1.50%              1.50%               1.50%           n/a

Period ended December 31, 2005

   Unit Value                                        n/a                 n/a    $     11.853417    $      10.152082            n/a
   Net Assets (in thousands)                         n/a                 n/a    $             5    $             --            n/a
   Units Outstanding (in thousands)                  n/a                 n/a                 --                  --            n/a
   Total Return ****                                 n/a                 n/a               2.68%               0.76%           n/a
   Investment Income Ratio **                        n/a                 n/a               1.69%               1.21%           n/a
   Ratio of Expenses ***                             n/a                 n/a               1.50%               1.50%           n/a

Period ended December 31, 2004

   Unit Value                                        n/a                 n/a    $     11.544514    $      10.075688            n/a
   Net Assets (in thousands)                         n/a                 n/a    $             6    $             --            n/a
   Units Outstanding (in thousands)                  n/a                 n/a                 --                  --            n/a
   Total Return ****                                 n/a                 n/a              15.45%*              0.37%           n/a
   Investment Income Ratio **                        n/a                 n/a               0.00%               0.00%           n/a
   Ratio of Expenses ***                             n/a                 n/a               1.50%               1.50%           n/a

                                                                  JNL/
                                                              Oppenheimer      JNL/PAM        JNL/PAM      JNL/PIMCO
                                                JNL/MCM      Global Growth  Asia ex-Japan   China-India   Real Return
                                           VIP Portfolio(a)    Portfolio     Portfolio(e)  Portfolio(e)   Portfolio(c)
                                           ----------------  -------------  -------------  ------------  -------------
Period ended December 31, 2008

   Unit Value                                           n/a  $    9.943036            n/a           n/a  $   10.367428
   (1) Net Assets (in thousands)                        n/a  $          35            n/a           n/a  $          --
   (1) Units Outstanding (in thousands)                 n/a              4            n/a           n/a             --
   Total Return ****                                    n/a         -41.74%           n/a           n/a          -5.17%
   Investment Income Ratio **                           n/a           1.49%           n/a           n/a           0.00%
   Ratio of Expenses ***                                n/a           1.50%           n/a           n/a           1.50%

Period ended December 31, 2007

   Unit Value                                           n/a  $   17.067874            n/a           n/a  $   10.932076
   Net Assets (in thousands)                            n/a  $          54            n/a           n/a  $          --
   Units Outstanding (in thousands)                     n/a              3            n/a           n/a             --
   Total Return ****                                    n/a           4.73%           n/a           n/a           9.32%*
   Investment Income Ratio **                           n/a           0.92%           n/a           n/a           0.00%
   Ratio of Expenses ***                                n/a           1.50%           n/a           n/a           1.50%

Period ended December 31, 2006

   Unit Value                                           n/a  $   16.296430            n/a           n/a            n/a
   Net Assets (in thousands)                            n/a  $          60            n/a           n/a            n/a
   Units Outstanding (in thousands)                     n/a              4            n/a           n/a            n/a
   Total Return ****                                    n/a          15.22%           n/a           n/a            n/a
   Investment Income Ratio **                           n/a           0.57%           n/a           n/a            n/a
   Ratio of Expenses ***                                n/a           1.50%           n/a           n/a            n/a

Period ended December 31, 2005

   Unit Value                                           n/a  $   14.143248            n/a           n/a            n/a
   Net Assets (in thousands)                            n/a  $          33            n/a           n/a            n/a
   Units Outstanding (in thousands)                     n/a              2            n/a           n/a            n/a
   Total Return ****                                    n/a          12.05%           n/a           n/a            n/a
   Investment Income Ratio **                           n/a           0.23%           n/a           n/a            n/a
   Ratio of Expenses ***                                n/a       1104.237%           n/a           n/a            n/a

Period ended December 31, 2004

   Unit Value                                           n/a  $   12.622076            n/a           n/a            n/a
   Net Assets (in thousands)                            n/a  $          18            n/a           n/a            n/a
   Units Outstanding (in thousands)                     n/a              1            n/a           n/a            n/a
   Total Return ****                                    n/a          16.18%           n/a           n/a            n/a
   Investment Income Ratio **                           n/a           0.20%           n/a           n/a            n/a
   Ratio of Expenses ***                                n/a           1.50%           n/a           n/a            n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations December 3, 2007.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                               JNL/          JNL/            JNL/            JNL/
                                              JNL/PIMCO    PPM America    PPM America    PPM America     PPM America
                                            Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                           Bond Portfolio   Portfolio   Bond Portfolio  Portfolio(c)     Portfolio(c)
                                           --------------  -----------  --------------  -------------  ---------------
Period ended December 31, 2008

   Unit Value                              $    12.971350  $  4.813659  $     8.259982            n/a              n/a
   (1) Net Assets (in thousands)           $           60  $        18  $            3            n/a              n/a
   (1) Units Outstanding (in thousands)                 5            4               0            n/a              n/a
   Total Return ****                                -1.10%      -41.39%         -31.79%           n/a              n/a
   Investment Income Ratio **                        6.81%        0.18%          10.81%           n/a              n/a
   Ratio of Expenses ***                             1.50%        1.50%           1.50%           n/a              n/a

Period ended December 31, 2007

   Unit Value                              $    13.115069  $  8.212878  $    12.108991            n/a              n/a
   Net Assets (in thousands)               $           26  $        31  $           --            n/a              n/a
   Units Outstanding (in thousands)                     2            4              --            n/a              n/a
   Total Return ****                                 6.63%       -8.64%          -2.58%           n/a              n/a
   Investment Income Ratio **                        4.68%        0.38%           0.00%           n/a              n/a
   Ratio of Expenses ***                             1.50%        1.50%           1.50%           n/a              n/a

Period ended December 31, 2006

   Unit Value                              $    12.299970  $  8.989123  $    12.430310            n/a              n/a
   Net Assets (in thousands)               $           24  $        31  $           --            n/a              n/a
   Units Outstanding (in thousands)                     2            3              --            n/a              n/a
   Total Return ****                                 1.94%       12.06%           8.87%           n/a              n/a
   Investment Income Ratio **                        3.67%        0.55%           0.00%           n/a              n/a
   Ratio of Expenses ***                             1.50%        1.50%           1.50%           n/a              n/a

Period ended December 31, 2005

   Unit Value                              $    12.066270  $  8.021811  $    11.417303            n/a              n/a
   Net Assets (in thousands)               $           24  $         4  $           --            n/a              n/a
   Units Outstanding (in thousands)                     2           --              --            n/a              n/a
   Total Return ****                                 0.79%        7.13%           0.18%           n/a              n/a
   Investment Income Ratio **                        2.03%        0.78%           0.00%           n/a              n/a
   Ratio of Expenses ***                             1.50%        1.50%           1.50%           n/a              n/a

Period ended December 31, 2004

   Unit Value                              $    11.971555  $  7.487614  $    11.397306            n/a              n/a
   Net Assets (in thousands)               $           55  $         5  $           --            n/a              n/a
   Units Outstanding (in thousands)                     5            1              --            n/a              n/a
   Total Return ****                                 2.89%       11.36%           6.61%           n/a              n/a
   Investment Income Ratio **                        1.66%        0.33%           0.00%           n/a              n/a
   Ratio of Expenses ***                             1.50%        1.50%           1.50%           n/a              n/a

                                               JNL/            JNL/                             JNL/S&P
                                            PPM America  Red Rocks Listed                     Competitive          JNL/S&P
                                           Value Equity   Private Equity       JNL/S&P 4       Advantage         Disciplined
                                             Portfolio     Portfolio(d)      Portfolio(b)    Portfolio(b)    Growth Portfolio(a)
                                           ------------  ----------------    ------------    ------------    -------------------
Period ended December 31, 2008

   Unit Value                              $   5.545590  $       5.923412    $   6.681542    $   6.895099    $          6.287077
   (1) Net Assets (in thousands)           $         35  $             --    $         --    $         --    $                --
   (1) Units Outstanding (in thousands)               6                --              --              --                     --
   Total Return ****                             -48.00%           -40.77%*        -32.64%         -30.45%                -40.11%
   Investment Income Ratio **                      1.06%             0.00%           0.00%           0.00%                  0.00%
   Ratio of Expenses ***                           1.50%             1.50%           1.50%           1.50%                  1.50%

Period ended December 31, 2007

   Unit Value                              $  10.664030               n/a    $   9.918581    $   9.914486    $         10.498337
   Net Assets (in thousands)               $        206               n/a    $         --    $         --    $                --
   Units Outstanding (in thousands)                  19               n/a              --              --                     --
   Total Return ****                              -7.04%              n/a           -0.81%*         -0.86%*                 4.98%*
   Investment Income Ratio **                      0.66%              n/a            0.00%           0.00%                  0.00%
   Ratio of Expenses ***                           1.50%              n/a            1.50%           1.50%                  1.50%

Period ended December 31, 2006

   Unit Value                              $  11.471370               n/a             n/a             n/a                    n/a
   Net Assets (in thousands)               $        221               n/a             n/a             n/a                    n/a
   Units Outstanding (in thousands)                  19               n/a             n/a             n/a                    n/a
   Total Return ****                              11.35%              n/a             n/a             n/a                    n/a
   Investment Income Ratio **                      0.03%              n/a             n/a             n/a                    n/a
   Ratio of Expenses ***                           1.50%              n/a             n/a             n/a                    n/a

Period ended December 31, 2005

   Unit Value                              $  10.302251               n/a             n/a             n/a                    n/a
   Net Assets (in thousands)               $        199               n/a             n/a             n/a                    n/a
   Units Outstanding (in thousands)                  19               n/a             n/a             n/a                    n/a
   Total Return ****                               3.35%              n/a             n/a             n/a                    n/a
   Investment Income Ratio **                      1.05%              n/a             n/a             n/a                    n/a
   Ratio of Expenses ***                           1.50%              n/a             n/a             n/a                    n/a

Period ended December 31, 2004

   Unit Value                              $   9.968368               n/a             n/a             n/a                    n/a
   Net Assets (in thousands)               $        169               n/a             n/a             n/a                    n/a
   Units Outstanding (in thousands)                  17               n/a             n/a             n/a                    n/a
   Total Return ****                               8.12%              n/a             n/a             n/a                    n/a
   Investment Income Ratio **                      1.42%              n/a             n/a             n/a                    n/a
   Ratio of Expenses ***                           1.50%              n/a             n/a             n/a                    n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007

(b)   Commencement of operations December 3, 2007

(c)   Commencement of operations March 31, 2008

(d) Commencement of operations October 6, 2008

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                             JNL/S&P             JNL/S&P                               JNL/
                                      JNL/S&P               Disciplined      Dividend Income       JNL/S&P         S&P Managed
                                    Disciplined              Moderate            & Growth      Intrinsic Value      Aggressive
                               Moderate Portfolio(c)   Growth Portfolio(c)     Portfolio(d)      Portfolio(d)    Growth Portfolio
                               ---------------------   -------------------   ---------------   ---------------   ----------------
Period ended
   December 31, 2008

   Unit Value                  $            7.626918   $          6.759314   $      7.125043   $      6.262260   $       8.701952
   (1) Net Assets
      (in thousands)           $                  --   $                --   $            --   $            --   $             61
   (1) Units Outstanding
      (in thousands)                              --                    --                --                --                  7
   Total Return ****                          -27.69%               -35.74%           -27.03%           -36.85%            -40.06%
   Investment Income Ratio **                   0.00%                 0.00%             0.00%             0.00%              0.31%
   Ratio of Expenses ***                        1.50%                 1.50%             1.50%             1.50%              1.50%

Period ended
   December 31, 2007

   Unit Value                  $           10.547636   $         10.518055   $      9.764726   $      9.917200   $      14.518561
   Net Assets (in thousands)   $                  --   $                --   $            --   $            --   $            131
   Units Outstanding
      (in thousands)                              --                    --                --                --                  9
   Total Return ****                            5.48%*                5.18%*           -2.35%*           -0.83%*             7.54%
   Investment Income Ratio **                   0.00%                 0.00%             0.00%             0.00%              1.54%
   Ratio of Expenses ***                        1.50%                 1.50%             1.50%             1.50%              1.50%

Period ended
   December 31, 2006

   Unit Value                                    n/a                   n/a               n/a               n/a   $      13.501060
   Net Assets (in thousands)                     n/a                   n/a               n/a               n/a   $            214
   Units Outstanding
     (in thousands)                              n/a                   n/a               n/a               n/a                 16
   Total Return ****                             n/a                   n/a               n/a               n/a              13.85%
   Investment Income Ratio **                    n/a                   n/a               n/a               n/a               0.65%
   Ratio of Expenses ***                         n/a                   n/a               n/a               n/a               1.50%

Period ended
   December 31, 2005

   Unit Value                                    n/a                   n/a               n/a               n/a   $      11.858646
   Net Assets (in thousands)                     n/a                   n/a               n/a               n/a   $            188
   Units Outstanding
     (in thousands)                              n/a                   n/a               n/a               n/a                 16
   Total Return ****                             n/a                   n/a               n/a               n/a               6.87%
   Investment Income Ratio **                    n/a                   n/a               n/a               n/a               0.80%
   Ratio of Expenses ***                         n/a                   n/a               n/a               n/a               1.50%

Period ended
   December 31, 2004

   Unit Value                                    n/a                   n/a               n/a               n/a   $      11.096794
   Net Assets (in thousands)                     n/a                   n/a               n/a               n/a   $            182
   Units Outstanding
     (in thousands)                              n/a                   n/a               n/a               n/a                 16
   Total Return ****                             n/a                   n/a               n/a               n/a              10.97%*
   Investment Income Ratio **                    n/a                   n/a               n/a               n/a               0.17%
   Ratio of Expenses ***                         n/a                   n/a               n/a               n/a               1.50%

                                   JNL/                              JNL/             JNL/
                               S&P Managed          JNL/          S&P Managed      S&P Managed         JNL/S&P
                               Conservative      S&P Managed       Moderate         Moderate       Retirement 2015
                               Portfolio(a)   Growth Portfolio   Portfolio(a)   Growth Portfolio     Portfolio(b)
                               ------------   ----------------   ------------   ----------------   ---------------
Period ended
   December 31, 2008

   Unit Value                           n/a   $       8.926760            n/a   $       9.623611   $      8.030486
   (1) Net Assets
     (in thousands)                     n/a   $             26            n/a   $            576   $            --
   (1) Units Outstanding
     (in thousands)                     n/a                  3            n/a                 60                --
   Total Return ****                    n/a             -36.32%           n/a             -28.58%           -31.16%
   Investment Income Ratio **           n/a               0.28%           n/a               2.08%             0.00%
   Ratio of Expenses ***                n/a               1.50%           n/a               1.50%             1.50%

Period ended
   December 31, 2007

   Unit Value                           n/a   $      14.018021            n/a   $      13.475087   $      11.66520
   Net Assets (in thousands)            n/a   $            111            n/a   $            991   $            --
   Units Outstanding
      (in thousands)                    n/a                  8            n/a                 74                --
   Total Return ****                    n/a               7.07%           n/a               7.03%             7.57
   Investment Income Ratio **           n/a               1.67%           n/a               1.92%             0.00%
   Ratio of Expenses ***                n/a               1.50%           n/a               1.50%             1.50%

Period ended
   December 31, 2006

   Unit Value                           n/a   $      13.091850            n/a   $      12.590260   $     10.844690
   Net Assets (in thousands)            n/a   $            104            n/a   $          1,077   $            --
   Units Outstanding
     (in thousands)                     n/a                  8            n/a                 86                --
   Total Return ****                    n/a              12.45%           n/a              10.51%             8.45%*
   Investment Income Ratio **           n/a               1.02%           n/a               1.27%             0.00%
   Ratio of Expenses ***                n/a               1.50%           n/a               1.50%             1.50%

Period ended
   December 31, 2005

   Unit Value                           n/a   $      11.642288            n/a   $      11.393084               n/a
   Net Assets (in thousands)            n/a   $             92            n/a   $          1,032               n/a
   Units Outstanding
     (in thousands)                     n/a                  8            n/a                 91               n/a
   Total Return ****                    n/a               5.84%           n/a               4.83%              n/a
   Investment Income Ratio **           n/a               1.20%           n/a               1.48%              n/a
   Ratio of Expenses ***                n/a               1.50%           n/a               1.50%              n/a

Period ended
   December 31, 2004

   Unit Value                           n/a   $      10.999866            n/a   $      10.867864               n/a
   Net Assets (in thousands)            n/a   $             87            n/a   $          1,152               n/a
   Units Outstanding
     (in thousands)                     n/a                  8            n/a                106               n/a
   Total Return ****                    n/a              10.00%*          n/a               8.68%*             n/a
   Investment Income Ratio **           n/a               0.99%           n/a               1.19%              n/a
   Ratio of Expenses ***                n/a               1.50%           n/a               1.50%              n/a

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

JNLNY Separate Account II
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                          JNL/
                                    JNL/S&P           JNL/S&P        S&P Retirement       JNL/S&P      JNL/Select
                                Retirement 2020   Retirement 2025        Income         Total Yield     Balanced
                                  Portfolio(a)      Portfolio(a)      Portfolio(a)     Portfolio(b)    Portfolio
                                ---------------   ---------------    --------------    ------------   ----------
Period ended
   December 31, 2008

   Unit Value                   $      7.773394   $      7.588748    $     8.991190    $   6.377406   $ 10.448760
   (1) Net Assets
     (in thousands)             $            --   $            --    $           --    $         --   $        34
   (1) Units Outstanding
     (in thousands)                          --                --                --              --             3
   Total Return ****                     -34.30%           -36.63%           -19.36%         -36.62%       -21.90%
   Investment Income Ratio **              0.00%             0.00%             0.00%           0.00%         1.45%
   Ratio of Expenses ***                   1.50%             1.50%             1.50%           1.50%         1.50%

Period ended
   December 31, 2007

   Unit Value                   $     11.831616   $     11.975699    $    11.150427    $  10.062811   $ 13.379374
   Net Assets
     (in thousands)             $            --   $            --    $           --    $         --   $        79
   Units Outstanding
     (in thousands)                          --                --                --              --             6
   Total Return ****                       7.83%             8.46%             5.31%           0.63%*        5.88%
   Investment Income Ratio **              0.00%             0.00%             0.00%           0.00%         2.42%
   Ratio of Expenses ***                   1.50%             1.50%             1.50%           1.50%         1.50%

Period ended
   December 31, 2006

   Unit Value                   $     10.972860   $     11.041870    $    10.588360             n/a   $ 12.635820
   Net Assets
     (in thousands)             $            --   $            --    $           --             n/a   $        75
   Units Outstanding
     (in thousands)                          --                --                --             n/a             6
   Total Return ****                       9.73%*           10.42%*            5.88%*           n/a         11.97%
   Investment Income Ratio **              0.00%             0.00%             0.00%            n/a          2.54%
   Ratio of Expenses ***                   1.50%             1.50%             1.50%            n/a          1.50%

Period ended
   December 31, 2005

   Unit Value                               n/a               n/a               n/a             n/a   $ 11.285278
   Net Assets (in thousands)                n/a               n/a               n/a             n/a   $        84
   Units Outstanding
     (in thousands)                         n/a               n/a               n/a             n/a             7
   Total Return ****                        n/a               n/a               n/a             n/a          3.74%
   Investment Income Ratio **               n/a               n/a               n/a             n/a          3.57%
   Ratio of Expenses ***                    n/a               n/a               n/a             n/a          1.50%

Period ended
   December 31, 2004

   Unit Value                               n/a               n/a               n/a             n/a   $ 10.878813
   Net Assets (in thousands)                n/a               n/a               n/a             n/a   $        95
   Units Outstanding
     (in thousands)                         n/a               n/a               n/a             n/a             9
   Total Return ****                        n/a               n/a               n/a             n/a          8.79%*
   Investment Income Ratio **               n/a               n/a               n/a             n/a          0.10%
   Ratio of Expenses ***                    n/a               n/a               n/a             n/a          1.50%

                                                                                        JNL/
                                  NL/Select        JNL/           JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                Money Market   Select Value   Price Established     Price Mid-Cap    Price Value
                                  Portfolio      Portfolio     Growth Portfolio    Growth Portfolio    Portfolio
                                ------------   -------------- -----------------   -----------------  -----------
Period ended
   December 31, 2008

   Unit Value                   $  10.739146            n/a   $        7.824021   $       9.749187   $  8.134404
   (1) Net Assets
     (in thousands)             $         36            n/a   $              77   $             22   $        53
   (1) Units Outstanding
     (in thousands)                        3            n/a                  10                  2             7
   Total Return ****                    0.67%           n/a              -43.70%            -41.53%       -41.36%
   Investment Income Ratio **           0.56%           n/a                0.12%              0.00%         1.91%
   Ratio of Expenses ***                1.50%           n/a                1.50%              1.50%         1.50%

Period ended
   December 31, 2007

   Unit Value                   $  10.667832            n/a   $       13.896324   $      16.674134   $ 13.870611
   Net Assets
     (in thousands)             $         --            n/a   $              79   $             34   $        91
   Units Outstanding
     (in thousands)                       --            n/a                   6                  2             7
   Total Return ****                    3.17%           n/a                8.47%             15.46%        -0.66%
   Investment Income Ratio **           0.13%           n/a                1.10%              1.29%         2.15%
   Ratio of Expenses ***                1.50%           n/a                1.50%              1.50%         1.50%

Period ended
   December 31, 2006

   Unit Value                   $  10.339970            n/a   $       12.811500   $      14.440930   $ 13.962970
   Net Assets
     (in thousands)             $         35            n/a   $              42   $             37   $        91
   Units Outstanding
     (in thousands)                        3            n/a                   3                  3             7
   Total Return ****                    2.97%           n/a               12.01%              5.21%        18.24%
   Investment Income Ratio **           4.41%           n/a                0.44%              0.82%         1.45%
   Ratio of Expenses ***                1.50%           n/a                1.50%              1.50%         1.50%

Period ended
   December 31, 2005

   Unit Value                   $  10.041958            n/a   $       11.437992   $      13.725926   $ 11.809284
   Net Assets (in thousands)    $        142            n/a   $              38   $             42   $        50
   Units Outstanding
     (in thousands)                       14            n/a                   3                  3             4
   Total Return ****                    1.18%           n/a                4.51%             12.40%         4.57%
   Investment Income Ratio **           2.66%           n/a                0.21%              0.36%         1.99%
   Ratio of Expenses ***                1.50%           n/a                1.50%              1.50%         1.50%

Period ended
   December 31, 2004

   Unit Value                   $   9.924430            n/a   $       10.943963   $      12.211635   $ 11.293156
   Net Assets (in thousands)    $        140            n/a   $              --   $             29   $        --
   Units Outstanding
     (in thousands)                       14            n/a                  --                  2            --
   Total Return ****                   -0.72%           n/a                9.44%*            16.28%        12.93%*
   Investment Income Ratio **           0.70%           n/a                0.00%              0.00%         0.00%
   Ratio of Expenses ***                1.50%           n/a                1.50%              1.50%         1.50%

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations December 3, 2007.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account II (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account II as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance                                [GRAPHIC OMITTED]
Company of New York

Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Balance Sheets                                                                 2



Income Statements                                                              3



Statements of Stockholder's Equity and Comprehensive Income                    4



Statements of Cash Flows                                                       5



Notes to Financial Statements                                                  6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2008 and 2007, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Chicago, Illinois
March 13, 2009

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
-----------------------------------------------------------------------------------------------------------------------

                                                                                              DECEMBER 31,
ASSETS                                                                                 2008                2007
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Investments:
Cash and short-term investments                                                       $   159,609         $    94,316
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $1,246,621; 2007, $1,265,626)
                                                                                        1,106,688           1,256,802
Equities (cost: 2008, $4,084; 2007, $261)
                                                                                            3,596                 404
Policy loans
                                                                                              143                 118
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total investments
                                                                                        1,270,036           1,351,640

Accrued investment income
                                                                                           14,763              15,790
Deferred acquisition costs
                                                                                          251,829             154,559
Deferred sales inducements
                                                                                           19,834              17,140
Reinsurance recoverable
                                                                                           84,675               1,014
Income taxes receivable from Parent
                                                                                          101,974                   -
Receivable from Parent
                                                                                                -                 394
Other assets
                                                                                              655              17,637
Separate account assets
                                                                                        1,161,399           1,678,606
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total assets                                                                         $  2,905,165        $  3,236,780
                                                                                 =================   =================
                                                                                 =================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                $    98,675         $    21,581
Deposits on investment contracts
                                                                                        1,294,024           1,280,234
Securities lending payable
                                                                                            6,181               9,789
Deferred income taxes
                                                                                           21,419              12,645
Income taxes payable to Parent
                                                                                                -               1,112
Payable to Parent
                                                                                           47,390                   -
Other liabilities
                                                                                           15,237              12,156
Separate account liabilities
                                                                                        1,161,399           1,678,606
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities
                                                                                        2,644,325           3,016,123
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding
                                                                                            2,000               2,000
Additional paid-in capital
                                                                                          181,000             141,000
Accumulated other comprehensive income (loss), net
of tax of $(20,381) in 2008 and $(1,547)  in 2007
                                                                                         (38,037)             (2,872)
Retained earnings
                                                                                          115,877              80,529
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total stockholder's equity
                                                                                          260,840             220,657
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities and stockholder's equity                                           $  2,905,165        $  3,236,780
                                                                                 =================   =================
                                                                                 =================   =================

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

INCOME STATEMENTS
(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------

                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2008               2007              2006
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Revenues
Premiums, net of reinsurance                                             $  (47,806)        $    (650)        $    (580)
Net investment income
                                                                              78,535            83,389            87,093
Net realized gains (losses) on investments
                                                                            (39,391)           (2,532)                81
Fee income
                                                                              36,689            34,841            23,556
Other income
                                                                               (853)                87               170
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total revenues
                                                                              27,174           115,135           110,320
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

BENEFITS AND EXPENSES
Policyholder benefits
                                                                               4,600             4,587             5,081
Interest credited on deposit liabilities
                                                                              44,898            45,780            47,865
Change in reserves, net of reinsurance recoverables
                                                                                 856             4,613             (147)
Commissions
                                                                              31,291            37,546            31,722
General and administrative expenses
                                                                               6,804             8,775             6,324
Taxes, licenses and fees
                                                                                 953               548               762
Deferral of acquisition costs
                                                                            (29,646)          (34,456)          (31,102)
Deferral of sales inducements
                                                                             (3,029)           (4,294)           (3,994)
Amortization of deferred acquisition costs:
Attributable to operations
                                                                              16,544            17,610            18,384
Attributable to net realized gains (losses) on investments
                                                                            (13,482)             (834)                27
Amortization of deferred sales inducements:
Attributable to operations
                                                                               2,067             4,683             4,139
Attributable to net realized gains (losses) on investments
                                                                               5,530             (154)                 5
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total benefits and expenses
                                                                              67,386            84,404            79,066
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Pretax income (loss)
                                                                            (40,212)            30,731            31,254
Income tax expense (benefit)
                                                                            (75,560)             7,642            10,309
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET INCOME (LOSS)                                                         $   35,348        $   23,089        $   20,945
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------

                                                                                 YEARS ENDED DECEMBER 31,
                                                                         2008               2007              2006
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
COMMON STOCK
Beginning and end of year                                               $    2,000         $    2,000         $   2,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                          141,000            141,000           141,000
Capital contributions                                                       40,000                  -                 -
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                181,000            141,000           141,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                          (2,872)              3,153             6,733
Net unrealized investment losses, net of
       reclassification adjustment and net of tax                          (35,165)            (6,025)           (3,580)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                (38,037)            (2,872)             3,153
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

RETAINED EARNINGS
Beginning of year                                                           80,529             57,440            36,495
Net income (loss)                                                           35,348             23,089            20,945
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                115,877             80,529            57,440
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

TOTAL STOCKHOLDER'S EQUITY                                              $  260,840         $  220,657        $  203,593
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                                                                                YEARS ENDED DECEMBER 31,
                                                                         2008               2007              2006
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

Net income (loss)                                                       $   35,348         $   23,089        $   20,945
Net unrealized holding losses arising during
the period, net of tax of $(26,045) in 2008;
$(3,221) in 2007 and $(1,671) in 2006                                     (48,901)            (5,979)           (3,105)
Reclassification adjustment for losses (gains) included
in net income, net of tax of $7,398 in 2008;
$(24) in 2007 and $(256) in 2006                                            13,736               (46)             (475)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

COMPREHENSIVE INCOME (LOSS)                                              $     183         $   17,064        $   17,365
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                          2008               2007              2006
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                         $   35,348        $   23,089        $   20,945
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Net realized (gains) losses on investments                                    39,391             2,532              (81)
Unrealized (gains) losses on trading portfolio                                     -                60              (60)
Interest credited on deposit liabilities                                      44,898            45,780            47,865
Amortization of discount and premium on investments                              785             2,023             2,515
Deferred income tax provision                                                 27,419             3,808             5,018
Change in:
Accrued investment income                                                      1,027             2,931             1,017
Deferred sales inducements and acquisition costs                            (22,016)          (17,022)          (12,561)
Trading portfolio activity, net                                                    -             1,000           (1,000)
Income taxes (receivable) payable to Parent                                (103,086)             2,221             1,283
Claims payable                                                               (7,132)               305             4,741
Receivable from (payable to) Parent                                           47,784             (253)             (141)
Other assets and liabilities, net                                             19,134          (15,478)             5,625
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     83,552            50,996            75,166
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities and equities available for sale:
Sales                                                                        226,750           173,585           143,627
Principal repayments, maturities, calls
and redemptions                                                               57,082           125,404           111,799
Purchases                                                                  (308,825)         (135,718)         (238,834)
Other investing activities                                                   (3,633)             6,316           (9,828)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                         (28,626)           169,587             6,764
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                     458,829           558,201           451,770
Withdrawals                                                                (357,034)         (285,415)         (234,139)
Net transfers to separate accounts                                         (131,428)         (409,647)         (312,509)
Capital contribution                                                          40,000                 -                 -
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                           10,367         (136,861)          (94,878)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                   65,293            83,722          (12,948)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            94,316            10,594            23,542
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                              $  159,609        $   94,316        $   10,594
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP").

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson/NY did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 was a charge of $4.2 million, which was recognized as a change in estimate in the accompanying financial statements where the changes were presented in the respective income statement captions to which the item related. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, results for 2008 and future years are likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 3 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's financial statements. See note 8 for information on unrecognized tax benefits arising subsequent to adoption.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's financial statements.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract.

     Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $6.5 million and zero at December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 4.

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consisted of seed money that supported newly established variable funds, were carried at fair value with changes in value included in net investment income. There were no trading securities held at December 31, 2008 or 2007. During 2006, $60 thousand of investment income was recognized related to trading securities held at December 31, 2006.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income (loss) and included as a component of other comprehensive income
     (loss) and stockholder's equity.

     EMBEDDED DERIVATIVES

     Certain liabilities issued by the Company, primarily guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from embedded derivative movements are reported in change in reserves.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $74.2 million and $3.6 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $8.0 million and $0.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson/NY periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson/NY's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, this interpretation requires, in order to recognize a benefit in the financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,161.4 million and $1,678.6 million at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and are included in fee income.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
3.   FAIR VALUE MEASUREMENTS

     The  following  chart  summarizes  the fair  value  and  carrying  value of
     Jackson/NY's   financial   instruments  (in   thousands).   The  basis  for
     determining the fair value of each instrument is also described below.

                                                       DECEMBER 31, 2008                           DECEMBER 31, 2007
                                           ----------------------------------------   ----------------------------------------
                                           ----------------------------------------   ----------------------------------------
                                             CARRYING VALUE        FAIR VALUE           CARRYING VALUE        FAIR VALUE
                                           ----------------------------------------   ----------------------------------------
                                           ----------------------------------------   ----------------------------------------
ASSETS
    Cash and short-term investments                 $  159,609          $  159,609             $   94,316          $   94,316
    Fixed maturities                                 1,106,688           1,106,688              1,256,802           1,256,802
    Equities                                             3,596               3,596                    404                 404
    Policy loans                                           143                 106                    118                  87
    GMIB reinsurance recoverable (1)                    14,868              14,868                      -                   -
    Separate account assets                          1,161,399           1,161,399              1,678,606           1,678,606

LIABILITIES
    Annuity reserves (2)                           $ 1,343,832         $ 1,177,412            $ 1,260,645          $  993,115
    Separate account liabilities                     1,161,399           1,161,399              1,678,606           1,678,606

    (1) - Reinsurance recoverable in 2008 represents the asset balance on the embedded derivative associated with the reinsurance of
    Jackson NY's GMIB product. In 2007, this embedded derivative was a liability and was included in annuity reserves in this table.

    (2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments.
    Non-financial instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson/NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

 Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly effect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using discounted expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value after adjustment of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 2 as values are determined using observable market inputs.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson/NY's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in change in reserves.

     Fair values for GMWB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is calculated using the methods previously described. However, as a result of adoption, Jackson/NY now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson/NY's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson/NY's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of explicitly conservative assumptions. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                  TOTAL               LEVEL 1              LEVEL 2              LEVEL 3
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
ASSETS
Fixed maturities                                  $   1,106,688           $      557         $    885,118        $    221,013
Equities                                                  3,596                3,542                   54                   -
GMIB reinsurance recoverable                             14,868                    -                    -              14,868
Separate account assets (1)                           1,161,399            1,161,399                    -                   -
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
Total                                             $   2,286,551        $   1,165,498         $    885,172        $    235,881
                                           ===================================================================================
                                           ===================================================================================
LIABILITIES
GMWB reserves (2)                                   $     7,259            $       -            $       -         $     7,259
                                           ===================================================================================
                                           ===================================================================================

     (1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

     (2) GMWB reserves are presented net of reinsurance ceded to Jackson of $65.3 million to illustrate the net effect on
     Jackson/NY's results.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may or may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                     TOTAL REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN
                                     -------------------------------------------------------
                                     -------------------------------------------------------
(IN THOUSANDS)                    FAIR VALUE AS     NET INCOME     OTHER          PURCHASES,      TRANSFERS IN     FAIR VALUE AS OF
                                  OF JANUARY 1,                    COMPREHENSIVE  ISSUANCES AND   AND/OR OUT OF    DECEMBER 31, 2008
                                      2008                         INCOME         SETTLEMENTS     LEVEL 3
                                  --------------------------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                  $   72,520       (14,018)       (15,244)       (1,410)          179,165         $    221,013
 GMIB reinsurance recoverable           1,326        13,542              -             -                 -               14,868

LIABILITIES
 GMWB reserves                     $   15,219      $    (7,960)   $      -       $     -           $     -         $     7,259

     The  portion  of  gains  and  losses   included  in  net  income  or  other
     comprehensive income attributable to the change in unrealized gains (losses) related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                   DECEMBER 31, 2008
                                              -------------------------
ASSETS
    Fixed maturities                                  $       (15,170)
    GMIB reinsurance recoverable                               13,543

LIABILITIES
    GMWB reserves                                     $         7,960


4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $5.2 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                       PERCENT OF TOTAL
                                                       FIXED MATURITIES
INVESTMENT RATING                                     December 31, 2008
                                                 -------------------------
AAA                                                         24.5%
AA                                                          8.5%
A                                                           27.2%
BBB                                                         36.3%
                                                 -------------------------
Investment grade                                            96.5%
                                                 -------------------------
BB                                                          2.7%
B and below                                                 0.8%
                                                 -------------------------
Below investment grade                                      3.5%
                                                 -------------------------
Total fixed maturities                                      100.0%
                                                 =========================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $169 thousand, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were zero and $169 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $17 thousand, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities are as follows (in thousands):

                                     COST OR            GROSS              GROSS
                                    AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                     COST              GAINS             LOSSES            VALUE
                                ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $     505          $     51           $      -        $     556
Public utilities                       107,596               645              6,340          101,901
Corporate securities                   723,884             6,351             86,308          643,927
Asset-backed securities                414,636             3,321             57,653          360,304
                                ---------------   ---------------   ----------------
                                ---------------   ---------------   ----------------  ---------------
Total fixed maturities             $ 1,246,621        $   10,368         $  150,301      $ 1,106,688
                                ===============   ===============   ================  ===============
Equities                            $    4,084          $     83          $     571       $    3,596
                                ===============   ===============   ================  ===============

                                   COST OR            GROSS              GROSS
                                  AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                   COST              GAINS             LOSSES            VALUE
                                ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $     507          $     23           $      -        $     530
Public utilities                        88,965             3,233                285           91,913
Corporate securities                   798,128            16,305             15,217          799,216
Asset-backed securities                378,026             2,752             15,635          365,143
                                ---------------   ---------------   ----------------
                                ---------------   ---------------   ----------------  ---------------
Total fixed maturities             $ 1,265,626        $   22,313         $   31,137      $ 1,256,802
                                ===============   ===============   ================  ===============
Equities                             $     261         $     147           $      4        $     404
                                ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                           AMORTIZED             FAIR
                                             COST                VALUE
                                       ---------------   ----------------
Due in 1 year or less                      $   49,888         $   47,423
Due after 1 year through 5 years
                                              415,830            387,634
Due after 5 years through 10 years
                                              314,942            268,696
Due after 10 years through 20 years
                                               42,724             34,738
Due after 20 years
                                                8,601              7,893
Asset-backed securities
                                              414,636            360,304
                                       ---------------   ----------------
Total                                     $ 1,246,621        $ 1,106,688
                                       ===============   ================


     U.S. Treasury securities with a carrying value of $557 thousand and $530 thousand at December 31, 2008 and 2007, respectively, were on deposit with the State of New York as required by state insurance law.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities").

     The Company's non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                                   COST OR            GROSS              GROSS
                                  AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                   COST              GAINS             LOSSES            VALUE
                               --------------   ---------------   ----------------  ---------------

Prime                             $  141,649        $    2,014         $   12,103       $  131,560
Alt-A                                 45,202               386              5,019           40,569
Subprime                              23,625                 -              3,083           20,542
                               --------------   ---------------   ----------------
                               --------------   ---------------   ----------------  ---------------
Total non-agency RMBS             $  210,476        $    2,400         $   20,205       $  192,671
                               ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 90.6% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 100.0% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $130.0 million and $99.6 million, respectively, at December 31, 2008. 100.0% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008, 2007 or 2006.

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income (loss) in stockholder's equity are as follows (in thousands):

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2008                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Fixed Maturities
U.S. Treasury securities                 $ -           $ -          $ -           $ -           $ -           $ -
Public utilities                       4,749        64,619        1,591         7,554         6,340        72,173
Corporate securities                  47,422       380,982       38,886       116,131        86,308       497,113
Asset-backed securities               17,761       115,649       39,892       181,618        57,653       297,267
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Subtotal - fixed maturities           69,932       561,250       80,369       305,303       150,301       866,553
Equities                                 571         1,749            -             -           571         1,749
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                           $70,503     $ 562,999      $80,369     $ 305,303     $ 150,872     $ 868,302
                                ============= ============= ============ ============= ============= =============
                                ============= ============= ============ ============= ============= =============

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2007                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Fixed Maturities
U.S. Treasury securities              $    -        $    -       $    -        $    -        $    -        $    -
Public utilities                          20         5,652          265         9,835           285        15,487
Corporate securities                   5,812       131,584        9,405       201,372        15,217       332,956
Asset-backed securities                8,234       133,759        7,401        73,700        15,635       207,459
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Subtotal - fixed maturities
                                      14,066       270,995       17,071       284,907        31,137       555,902
Equities                                   4             7            -             -             4             7
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                          $ 14,070     $ 271,002     $ 17,071     $ 284,907      $ 31,141     $ 555,909
                                ============= ============= ============ ============= ============= =============
                                ============= ============= ============ ============= ============= =============

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FASB Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector, change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSRO's, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 81.7% were investment grade, 3.5% were below investment grade and 14.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 18.7% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included real estate (15.8% of fixed maturities gross unrealized losses) and financial institutions and services (14.3%). The largest unrealized loss related to a single corporate obligor was $2.7 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

-----------------------------------------------------------------------------
Less than one year                                                    $2,532
-----------------------------------------------------------------------------
One to five years                                                     30,535
-----------------------------------------------------------------------------
Five to ten years                                                     50,622
-----------------------------------------------------------------------------
More than ten years                                                    8,959
-----------------------------------------------------------------------------
Asset-backed securities                                               57,653
-----------------------------------------------------------------------------
Total gross unrealized losses                                     $  150,301
--------------------------------------------------------------===============

     SECURITIES LENDING

     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $6.1 million and $9.6 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $6.2 million and $9.8 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2008, 2007 and 2006 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $1.0 million, $0.6 million and $0.7 million in 2008, 2007 and 2006, respectively.

     Net realized gains (losses) on investments were as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                 2008              2007               2006
                            ----------------  ----------------   ---------------
                            ----------------  ----------------   ---------------
Sales of fixed maturities:
Gross gains                  $ 3,796             $ 3,177            $ 2,949
Gross losses                  (9,919)             (3,826)            (2,873)
Sales of equities:
Gross gains                        -                   -                  5
Gross losses                  (1,008)                  -                  -
Impairment losses            (32,260)             (1,883)                 -
                            ----------------  ----------------   ---------------
                            ----------------  ----------------   ---------------
Total                        $(39,391)          $(2,532)                  81
                            ================  ================   ===============
                            ================  ================   ===============

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") OMITTED][GRAPHIC OMITTED] is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008
                                                                                        Weighted        Period until
                                                 Minimum      Account     Net Amount    Average         Expected
                                                 Return        Value        at Risk     Attained Age    Annuitization
                                               ------------  ----------- ------------  -------------    -------------
Return of net deposits plus a minimum return
      GMDB                                          0%        $ 651.4      $258.4        63.7 years
      GMWB - Premium only                           0%        $ 229.2      $ 72.2
      GMWB - For life                             0-5%        $  39.7      $ 12.4
Highest specified anniversary account value
minus withdrawals post-anniversary
      GMDB                                                    $509.5       $298.9        63.8 years
      GMWB - Highest anniversary only                         $136.9       $ 89.6
      GMWB - For life                                         $ 61.4       $ 33.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMIB                                       0-6%         $ 98.8       $ 62.1                        6.2 years
      GMWB - For life                            0-5%         $228.7       $117.7

DECEMBER 31, 2007
                                                                                        Weighted        Period until
                                                 Minimum      Account     Net Amount    Average         Expected
                                                 Return        Value        at Risk     Attained Age    Annuitization
                                               ------------  ----------- ------------  -------------    -------------
Return of net deposits plus a minimum return
      GMDB                                        0-5%        $ 879.8      $  5.0        62.6 years
      GMWB - Premium only                         0-5%        $ 375.4      $  0.7
      GMWB - For life                             0-5%        $  65.6      $  -
Highest specified anniversary account value
minus withdrawals post-anniversary
      GMDB                                                    $797.8       $ 62.9        63.2 years
      GMWB - Highest anniversary only                         $217.5       $  4.7
      GMWB - For life                                         $ 87.3       $  1.5
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMIB                                       0-6%         $139.3       $ 4.7                        6.7 years
      GMWB - For life                            0-5%         $194.8       $ 4.9

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                  DECEMBER 31,
                                        ----------------------------
                                        ----------------------------
     FUND TYPE:                             2008           2007
                                        -------------  -------------
                                        -------------  -------------
     Equity                                 $  971.2     $  1,486.9
     Bond
                                               100.3           98.1
     Balanced
                                                55.1           69.2
     Money market
                                                34.3           23.7
                                        -------------  -------------
                                        -------------  -------------
     Total                                 $ 1,160.9     $  1,677.9
                                        =============  =============
                                        =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):
                                                   2008      2007      2006
                                                   --------- --------- ---------
      Balance at January 1                            $ 1.5     $ 0.8     $ 0.4
      Incurred guaranteed benefits                     12.3       1.3       1.8
      Paid guaranteed benefits                         (3.0)     (0.6)     (1.4)
                                                   --------- --------- ---------
      Balance at December 31                         $ 10.8     $ 1.5     $ 0.8
                                                   ========= ========= =========
      Balance at December 31, net of reinsurance     $ 10.8     $ 1.5     $ 0.8
                                                   ========= ========= =========

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3)   Mortality equal to 80.0% of the Annuity 2000 table.

     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 7.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.75% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.

     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in change in reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in note 3. The GMWB reserve totaled $72.6 million at December 31, 2008 and was included in reserves for future policy benefits. In 2007, the GMWB reserve was a negative reserve included in other assets of $0.1 million at December 31, 2007.

     Jackson/NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $2.4 million and $0.5 million, respectively.

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $0.3 million at December 31, 2008 and were minimal at December 31, 2007.

7.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

     With the approval of the Insurance Commissioner of New York, Jackson/NY cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities to its Parent. This agreement, which was entered into during 2008, resulted in an initial gain to Jackson/NY of $939 thousand, which was deferred and included in other liabilities in the accompanying balance sheet. Premiums ceded for guaranteed minimum withdrawal benefits included $47.1 million to Jackson in 2008.

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                 2008              2007              2006
--------------------------------------------------------------------------------
Direct premiums              $    695        $   714                $  723
Less reinsurance ceded:
Life                             (573)          (583)                 (636)
Guaranteed annuity benefits   (47,928)          (781)                 (667)
Net premiums                 $(47,806)       $  (650)   $             (580)
----------------------------================--================--================
----------------------------================--================--================

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                   DECEMBER 31,
                                              2008              2007
-----------------------------------------------------------------------------
Ceded reserves                             $ 84,278            $   874
Ceded claims liability                           90                135
Ceded other                                     307                  5
Total                                      $ 84,675            $ 1,014
-----------------------------------------================--===================
-----------------------------------------================--===================

     Reserves reinsured to Jackson totaled $67.5 million at December 31, 2008.

8.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                    2008              2007              2006
                               -------------  ----------------  ----------------
                               -------------  ----------------  ----------------
Current tax expense (benefit)  $ (102,979)         $ 3,834             $ 5,291
Deferred tax expense               27,419            3,808               5,018
                               ----------------  ----------------  -------------
Income tax expense (benefit)   $  (75,560)         $ 7,642             $10,309
                               ================  ================  =============
                               ================  ================  =============

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006. During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes. As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below. These differences from the tax at the statutory rate are summarized as follows (in thousands):

                                                     YEARS ENDED DECEMBER 31,
                                           2008              2007              2006
                                      ----------------  ----------------  ----------------
                                      ----------------  ----------------  ----------------
Income taxes at statutory rate         $ (14,074)        $ 10,756           $  10,939
Dividends received deduction              (2,021)          (2,828)               (630)
Ceding commission                        (68,075)               -                   -
Deferred tax valuation allowance           8,400                -                   -
Other                                        210             (286)                  -
                                      ----------------  ----------------  ----------------
                                      ----------------  ----------------  ----------------
Provision for federal income taxes     $(75,560)         $  7,642           $  10,309
                                      ================  ================  ================
                                      ================  ================  ================
Effective tax rate                       187.9%             24.9%              33.0%
                                      ================  ================  ================
                                      ================  ================  ================

     Federal income taxes of $0.1 million, $1.6 million and $4.0 million were paid to Jackson in 2008, 2007 and 2006, respectively. 7.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

8.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                DECEMBER 31,
                                                                           2008              2007
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $   14,531         $   36,027
Other-than-temporary impairments and other investment related items           11,576                109
Net unrealized losses on available for sale securities                        49,148              3,038
Other, net                                                                       778                844
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Total gross deferred tax asset                                                76,033             40,018
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Valuation allowance                                                           (8,587)                  -
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Gross deferred tax asset, net of valuation allowance                          67,446             40,018
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (88,865)           (52,663)
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Total gross deferred tax liability                                            (88,865)           (52,663)
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------

NET DEFERRED TAX LIABILITY                                               $   (21,419)        $  (12,645)
                                                                      ===============   ================
                                                                      ===============   ================

     During 2008, Jackson/NY recorded a valuation allowance (included in deferred tax expense) of $8.4 million against the deferred tax assets associated with realized losses where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson/NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards available for future use.

     In August 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $1.8 million, $2.8 million and $0.6 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson/NY established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized tax benefits at December 31, 2007.

Unrecognized tax benefit at December 31, 2007                $    -

Additions for tax positions identified in 2008                1,637

Reduction of tax positions of closed prior years              (368)
                                                        ------------
Unrecognized tax benefit at December 31, 2008              $  1,269
                                                        ============


     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $1.3 million.

     Interest totaling $0.2 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

9.   CONTINGENCIES

     Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

10.  STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2008, 2007 or 2006. Jackson made a capital contribution of $40.0 million to Jackson/NY in 2008.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $94.7 million and $132.1 million at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(309.4) million, $(4.1) million and $3.4 million in 2008, 2007 and 2006, respectively.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $487 thousand, $489 thousand and $517 thousand to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $6.5 million and $4.2 million in 2008, 2007 and 2006, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $157 thousand, $150 thousand and $100 thousand in 2008, 2007 and 2006, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2008 and 2007, Jackson's liability for the Company's portion of such plans totaled $1.9 million and $2.3 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. There was no expense related to these plans in 2008, 2007 or 2006.

PART C.  OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2) JNLNY Separate Account II

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2008
                            Statement of Operations for the
                              period ended December 31, 2008
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2008 and 2007
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting Firm
                            Balance Sheets for the years ended December 31,
                              2008 and 2007
                            Income Statements for the years ended December 31,
                              2008, 2007 and 2006
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2008, 2007 and 2006
                            Statements of Cash Flows for the years ended
                              December 31, 2008, 2007 and 2006
                            Notes to Financial Statements

Item 24. (b) Exhibits

Exhibit No.          Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

2.   Not Applicable

3.

a. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.

a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

b. Form of the Perspective Advisors Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

c. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on April 30, 2002 (File Nos. 333-86933 and 811-09577).

f. Form of Guaranteed Options Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 2003 (File Nos. 333-86933 and 811-09577).

g. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

h.   Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

i. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

j.   Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

k. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

l. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

m.   Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

n. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

o. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

p. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post- Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

q. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

r. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 28, 2007 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit with 5- Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

s. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

t. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

u. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

v. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

w. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 19, filed on December 31, 2008 (File Nos. 333-86933 and 811-08401).

x. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 19, filed on December 31, 2008 (File Nos. 333-86933 and 811-08401).

5.

a. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 21, 1999 (File Nos. 333-86933 and 811-09577).

b. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-86933 and 811-09577).

c. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 2004 (File Nos. 333-86933 and 811-09577).

d. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on March 26, 2008 (File Nos. 333-86933 and 811-09577).

6.

a.   Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

b. Bylaws of Depositor, incorporated by reference to Registrant's Form N-4 filed on September 10, 1999 (File Nos. 333-86933 and 811-09577).

7.   Not Applicable

8.   Not Applicable

9.   Opinion and consent of counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25.             Directors and Officers of the Depositor

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President, Actuary & Appointed
1 Corporate Way                           Actuary
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President & Deputy General
1 Corporate Way                           Counsel
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                          Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company

Item 27.   Number of Contract Owners as of January 31, 2009

           Qualified - 12
           Non-qualified - 34

Item 28.   Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account II. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst               Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30.   Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31.   Management Services

           Not Applicable

Item 32.   Undertakings and Representations

a.   Jackson  National Life Insurance  Company of New York hereby  undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

JNLNY Separate Account II
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        April 2, 2009
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        April 2, 2009
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        April 2, 2009
Herbert G. May III                                      Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                         April 2, 2009
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        April 2, 2009
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        April 2, 2009
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        April 2, 2009
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        April 2, 2009
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        April 2, 2009
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        April 2, 2009
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and  333-137485),  JNLNY Separate  Account II (333-86933),  and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director








                                  EXHIBIT LIST

Exhibit No.       Description


9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.